UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Annual Shareholder Report

April 30, 2025

Cantor Fitzgerald Government Money Market Fund

Institutional Shares

CFYXX

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$401,694,243
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$71,250
Seven-day current yield after fee waiversFootnote Reference1	4.20%
Seven-day effective yield after fee waiversFootnote Reference1	4.28%
Seven-day current yield before fee waiversFootnote Reference1	3.93%
Seven-day effective yield before fee waiversFootnote Reference1	4.01%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

Cantor Fitzgerald Government Money Market Fund

CFYXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.cantormmf.com/documents.html.

Phone: 1-800-647 1568

Cantor Fitzgerald Government Money Market Fund

S1927

CFYXX

Annual Shareholder Report

April 30, 2025

Cantor Fitzgerald Government Money Market Fund

Investor Shares

CFGXX

Fund Overview

This annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor SharesFootnote Reference1	$31	0.30%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$401,694,243
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$71,250
Seven-day current yield after fee waiversFootnote Reference1	4.08%
Seven-day effective yield after fee waiversFootnote Reference1	4.16%
Seven-day current yield before fee waiversFootnote Reference1	3.84%
Seven-day effective yield before fee waiversFootnote Reference1	3.92%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

Cantor Fitzgerald Government Money Market Fund

CFGXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.cantormmf.com/documents.html.

Phone: 1-800-647 1568

Cantor Fitzgerald Government Money Market Fund

S1926

CFGXX

Annual Shareholder Report

April 30, 2025

Limited Purpose Cash Investment Fund

Fund Overview

This annual shareholder report contains important information about Limited Purpose Cash Investment Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.lpcif.com. You can also request this information by contacting us at 1-800-647 1568. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Purpose Cash Investment Fund	$6	0.06%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$8,636,918,669
# of Portfolio Holdings	62
Total Advisory Fees Paid (includes Administration Fees)	$3,367,964
Seven-day current yield after fee waiversFootnote Reference1	4.32%
Seven-day effective yield after fee waiversFootnote Reference1	4.41%
Seven-day current yield before fee waiversFootnote Reference1	4.26%
Seven-day effective yield before fee waiversFootnote Reference1	4.35%
Weighted average maturityFootnote Reference2	14 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital.

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	20.8%
Bank of America Repurchase Agreement, 4.360%, due 05/01/25	13.1
JPMorgan Securities LLC Repurchase Agreement, 4.370%, due 05/01/25	11.6
Bank of America Repurchase Agreement, 4.370%, due 05/01/25	11.6
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.7

Limited Purpose Cash Investment Fund

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	8.7%
U.S. treasury obligations	35.2%
Repurchase agreements	57.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.lpcif.com.

Phone: 1-800-647 1568

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended April 30, 2024.

Effective August 27, 2024, Limited Purpose Cash Investment Fund converted to operate as a government money market fund. As a result, the Fund adopted a new investment policy to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. As a consequence, the principal risks of investing in the Fund were reduced as compared to the wider array of potential investment risks that applied before the Fund’s conversion.

Limited Purpose Cash Investment Fund

S1934

Annual Shareholder Report

April 30, 2025

UBS Liquid Assets Government Fund

Fund Overview

This annual shareholder report contains important information about UBS Liquid Assets Government Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Liquid Assets Government Fund	$4	0.04%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,081,219,814
# of Portfolio Holdings	39
Total Advisory Fees Paid (includes Administration Fees)	$0
Seven-day current yield after fee waiversFootnote Reference1	4.29%
Seven-day effective yield after fee waiversFootnote Reference1	4.39%
Seven-day current yield before fee waiversFootnote Reference1	4.27%
Seven-day effective yield before fee waiversFootnote Reference1	4.37%
Weighted average maturityFootnote Reference2	16 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	47.9%
MUFG Securities Americas, Inc. Repurchase Agreement, 4.380%, due 05/01/25	13.9
U.S. Treasury Bills, 4.467%, due 05/22/25	2.7
U.S. Treasury Bills, 4.325%, due 05/08/25	2.1
U.S. Treasury Bills, 4.330%, due 05/22/25	2.1

UBS Liquid Assets Government Fund

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	6.3%
U.S. treasury obligations	33.3%
Repurchase agreements	61.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Liquid Assets Government Fund

S1933

Annual Shareholder Report

April 30, 2025

UBS Prime Preferred Fund

UPPXX

Fund Overview

This annual shareholder report contains important information about UBS Prime Preferred Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$10,789,219,151
# of Master Fund Portfolio Holdings	171
Total Advisory Fees Paid (includes Administration Fees)	$13,474,652
Seven-day current yield after fee waiversFootnote Reference1	4.35%
Seven-day effective yield after fee waiversFootnote Reference1	4.44%
Seven-day current yield before fee waiversFootnote Reference1	4.31%
Seven-day effective yield before fee waiversFootnote Reference1	4.40%
Weighted average maturityFootnote Reference2	17 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	26.0%
Barclays Bank PLC Repurchase Agreement, 4.370%, due 05/01/25	8.8
ABN AMRO Bank NV, 4.310%, due 05/01/25	2.6
Erste Finance Delaware LLC, 4.330%, due 05/07/25	1.9
Federation des Caisses Desjardins du Quebec, 4.350%, due 05/07/25	1.6

UBS Prime Preferred Fund

UPPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Time deposits	3.6%
Certificates of deposit	12.3%
Repurchase agreements	37.8%
Commercial paper	45.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Prime Preferred Fund

S1921

UPPXX

Annual Shareholder Report

April 30, 2025

UBS Prime Reserves Fund

UPRXX

Fund Overview

This annual shareholder report contains important information about UBS Prime Reserves Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Reserves FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$14,167,232,352
# of Master Fund Portfolio Holdings	171
Total Advisory Fees Paid (includes Administration Fees)	$21,646,124
Seven-day current yieldFootnote Reference1	4.31%
Seven-day effective yieldFootnote Reference1	4.40%
Weighted average maturityFootnote Reference2	17 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	26.0%
Barclays Bank PLC Repurchase Agreement, 4.370%, due 05/01/25	8.8
ABN AMRO Bank NV, 4.310%, due 05/01/25	2.6
Erste Finance Delaware LLC, 4.330%, due 05/07/25	1.9
Federation des Caisses Desjardins du Quebec, 4.350%, due 05/07/25	1.6

UBS Prime Reserves Fund

UPRXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Time deposits	3.6%
Certificates of deposit	12.3%
Repurchase agreements	37.8%
Commercial paper	45.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Prime Reserves Fund

S1922

UPRXX

Annual Shareholder Report

April 30, 2025

UBS Select 100% US Treasury Institutional Fund

SIOXX

Fund Overview

This annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund  for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select 100% US Treasury Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$6,347,614,434
# of Master Fund Portfolio Holdings	77
Total Advisory Fees Paid (includes Administration Fees)	$5,800,304
Seven-day current yield after fee waiversFootnote Reference1	4.14%
Seven-day effective yield after fee waiversFootnote Reference1	4.22%
Seven-day current yield before fee waiversFootnote Reference1	4.05%
Seven-day effective yield before fee waiversFootnote Reference1	4.13%
Weighted average maturityFootnote Reference2	24 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Bills, 4.264%, due 06/03/25	4.0%
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.6
U.S. Treasury Bills, 4.325%, due 05/15/25	3.4
U.S. Treasury Bills, 4.310%, due 05/08/25	3.4

UBS Select 100% US Treasury Institutional Fund

SIOXX

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Select 100% US Treasury Institutional Fund

S1928

SIOXX

Annual Shareholder Report

April 30, 2025

UBS Select 100% US Treasury Preferred Fund

Class P

STAXX

Fund Overview

This annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund  for the period of June 28, 2024 (commencement of operations) to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class PFootnote Reference1	$12	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund. Expenses shown are for the period June 28, 2024 through April 30, 2025 and would be higher for a full twelve month reporting period.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$3,568,404,545
# of Master Fund Portfolio Holdings	77
Total Advisory Fees Paid (includes Administration Fees)	$2,940,514
Seven-day current yield after fee waiversFootnote Reference1	4.18%
Seven-day effective yield after fee waiversFootnote Reference1	4.27%
Seven-day current yield before fee waiversFootnote Reference1	4.07%
Seven-day effective yield before fee waiversFootnote Reference1	4.15%
Weighted average maturityFootnote Reference2	24 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Bills, 4.264%, due 06/03/25	4.0%
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.6
U.S. Treasury Bills, 4.325%, due 05/15/25	3.4
U.S. Treasury Bills, 4.310%, due 05/08/25	3.4

UBS Select 100% US Treasury Preferred Fund

STAXX

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Select 100% US Treasury Preferred Fund

S1929

STAXX

Annual Shareholder Report

April 30, 2025

UBS Select 100% US Treasury Preferred Fund

Class T

SOPXX

Fund Overview

This annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund  for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class TFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$3,568,404,545
# of Master Fund Portfolio Holdings	77
Total Advisory Fees Paid (includes Administration Fees)	$2,940,514
Seven-day current yield after fee waiversFootnote Reference1	4.18%
Seven-day effective yield after fee waiversFootnote Reference1	4.27%
Seven-day current yield before fee waiversFootnote Reference1	4.08%
Seven-day effective yield before fee waiversFootnote Reference1	4.16%
Weighted average maturityFootnote Reference2	24 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Bills, 4.264%, due 06/03/25	4.0%
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.6
U.S. Treasury Bills, 4.325%, due 05/15/25	3.4
U.S. Treasury Bills, 4.310%, due 05/08/25	3.4

UBS Select 100% US Treasury Preferred Fund

SOPXX

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Select 100% US Treasury Preferred Fund

S1930

SOPXX

Annual Shareholder Report

April 30, 2025

UBS Select Government Institutional Fund

SEGXX

Fund Overview

This annual shareholder report contains important information about UBS Select Government Institutional Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,007,523,968
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$16,297,280
Seven-day current yieldFootnote Reference1	4.20%
Seven-day effective yieldFootnote Reference1	4.29%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

UBS Select Government Institutional Fund

SEGXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Select Government Institutional Fund

S1924

SEGXX

Annual Shareholder Report

April 30, 2025

UBS Select Government Preferred Fund

SGPXX

Fund Overview

This annual shareholder report contains important information about UBS Select Government Preferred Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$13,293,965,328
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$21,690,149
Seven-day current yield after fee waiversFootnote Reference1	4.24%
Seven-day effective yield after fee waiversFootnote Reference1	4.33%
Seven-day current yield before fee waiversFootnote Reference1	4.20%
Seven-day effective yield before fee waiversFootnote Reference1	4.29%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

UBS Select Government Preferred Fund

SGPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Select Government Preferred Fund

S1923

SGPXX

Annual Shareholder Report

April 30, 2025

UBS Select Treasury Institutional Fund

SETXX

Fund Overview

This annual shareholder report contains important information about UBS Select Treasury Institutional Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$17,533,514,776
# of Master Fund Portfolio Holdings	36
Total Advisory Fees Paid (includes Administration Fees)	$32,930,759
Seven-day current yieldFootnote Reference1	4.20%
Seven-day effective yieldFootnote Reference1	4.28%
Weighted average maturityFootnote Reference2	13 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	41.8%
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	4.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.6
U.S. Treasury Floating Rate Notes, 4.453%, due 05/01/25	3.0

UBS Select Treasury Institutional Fund

SETXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Repurchase agreements	45.4%
U.S. treasury obligations	52.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Select Treasury Institutional Fund

S1931

SETXX

Annual Shareholder Report

April 30, 2025

UBS Select Treasury Preferred Fund

STPXX

Fund Overview

This annual shareholder report contains important information about UBS Select Treasury Preferred Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$22,561,595,045
# of Master Fund Portfolio Holdings	36
Total Advisory Fees Paid (includes Administration Fees)	$30,843,258
Seven-day current yield after fee waiversFootnote Reference1	4.24%
Seven-day effective yield after fee waiversFootnote Reference1	4.32%
Seven-day current yield before fee waiversFootnote Reference1	4.20%
Seven-day effective yield before fee waiversFootnote Reference1	4.28%
Weighted average maturityFootnote Reference2	13 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	41.8%
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	4.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.6
U.S. Treasury Floating Rate Notes, 4.453%, due 05/01/25	3.0

UBS Select Treasury Preferred Fund

STPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Repurchase agreements	45.4%
U.S. treasury obligations	52.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS Select Treasury Preferred Fund

S1932

STPXX

Annual Shareholder Report

April 30, 2025

UBS Ultra Short Income Fund

Class A

USIAX

Fund Overview

This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.35%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds interest rate target range by 1% in 2024, starting in September, and maintained that policy through the end of April 2025. The front-end of the Treasury securities yield curve (as measured by the differential between 2 year and 3 month Treasuries) was inverted over most of the reporting period, with the exception of the curve becoming around flat in the December 2024-February 2025 period.

What worked:

• Overall duration positioning was additive to performance over the reporting period relative to the benchmark.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), Commercial Paper, and Certificates of Deposit) were additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given the interest rate environment over the past year, if the portfolio’s overall duration had been positioned longer, overall performance may have been higher.

The Fund did not invest in derivatives during the reporting period.

UBS Ultra Short Income Fund

Class A

Fund Overview

Fund Performance

	Class A	ICE BofA 3 Month US Treasury Bill Index	Bloomberg US Aggregate Bond Index
5/29/2018	$10,000	$10,000	$10,000
5/31/2018	$10,001	$10,001	$9,970
6/30/2018	$10,019	$10,018	$9,957
7/31/2018	$10,038	$10,033	$9,960
8/31/2018	$10,058	$10,052	$10,024
9/30/2018	$10,076	$10,067	$9,959
10/31/2018	$10,096	$10,084	$9,880
11/30/2018	$10,106	$10,105	$9,939
12/31/2018	$10,107	$10,124	$10,122
1/31/2019	$10,150	$10,144	$10,230
2/28/2019	$10,181	$10,162	$10,224
3/31/2019	$10,203	$10,184	$10,420
4/30/2019	$10,235	$10,204	$10,423
5/31/2019	$10,257	$10,227	$10,608
6/30/2019	$10,278	$10,249	$10,741
7/31/2019	$10,299	$10,268	$10,764
8/31/2019	$10,318	$10,289	$11,043
9/30/2019	$10,337	$10,307	$10,985
10/31/2019	$10,355	$10,327	$11,018
11/30/2019	$10,372	$10,340	$11,012
12/31/2019	$10,389	$10,355	$11,004
1/31/2020	$10,416	$10,368	$11,216
2/29/2020	$10,431	$10,384	$11,418
3/31/2020	$10,278	$10,414	$11,351
4/30/2020	$10,384	$10,415	$11,553
5/31/2020	$10,425	$10,415	$11,606
6/30/2020	$10,454	$10,416	$11,679
7/31/2020	$10,459	$10,418	$11,854
8/31/2020	$10,463	$10,419	$11,758
9/30/2020	$10,466	$10,420	$11,752
10/31/2020	$10,468	$10,422	$11,699
11/30/2020	$10,471	$10,422	$11,814
12/31/2020	$10,473	$10,424	$11,830
1/31/2021	$10,475	$10,425	$11,746
2/28/2021	$10,477	$10,425	$11,576
3/31/2021	$10,468	$10,426	$11,431
4/30/2021	$10,469	$10,426	$11,522
5/31/2021	$10,480	$10,427	$11,559
6/30/2021	$10,472	$10,426	$11,641
7/31/2021	$10,473	$10,427	$11,771
8/31/2021	$10,474	$10,427	$11,748
9/30/2021	$10,475	$10,428	$11,647
10/31/2021	$10,465	$10,427	$11,643
11/30/2021	$10,456	$10,428	$11,678
12/31/2021	$10,459	$10,429	$11,648
1/31/2022	$10,450	$10,428	$11,397
2/28/2022	$10,431	$10,430	$11,270
3/31/2022	$10,402	$10,433	$10,957
4/30/2022	$10,394	$10,434	$10,541
5/31/2022	$10,401	$10,441	$10,609
6/30/2022	$10,360	$10,444	$10,443
7/31/2022	$10,373	$10,449	$10,698
8/31/2022	$10,391	$10,466	$10,395
9/30/2022	$10,358	$10,493	$9,946
10/31/2022	$10,340	$10,509	$9,817
11/30/2022	$10,389	$10,544	$10,178
12/31/2022	$10,439	$10,582	$10,133
1/31/2023	$10,505	$10,615	$10,444
2/28/2023	$10,539	$10,650	$10,174
3/31/2023	$10,555	$10,696	$10,433
4/30/2023	$10,606	$10,730	$10,496
5/31/2023	$10,649	$10,773	$10,382
6/30/2023	$10,703	$10,822	$10,345
7/31/2023	$10,758	$10,866	$10,337
8/31/2023	$10,804	$10,915	$10,271
9/30/2023	$10,850	$10,965	$10,010
10/31/2023	$10,909	$11,014	$9,852
11/30/2023	$10,967	$11,064	$10,299
12/31/2023	$11,025	$11,116	$10,693
1/31/2024	$11,073	$11,164	$10,663
2/29/2024	$11,119	$11,210	$10,513
3/31/2024	$11,168	$11,260	$10,610
4/30/2024	$11,204	$11,309	$10,342
5/31/2024	$11,252	$11,363	$10,517
6/30/2024	$11,300	$11,410	$10,617
7/31/2024	$11,361	$11,461	$10,865
8/31/2024	$11,421	$11,517	$11,021
9/30/2024	$11,481	$11,567	$11,168
10/31/2024	$11,516	$11,611	$10,891
11/30/2024	$11,563	$11,656	$11,007
12/31/2024	$11,609	$11,703	$10,826
1/31/2025	$11,655	$11,746	$10,884
2/28/2025	$11,698	$11,784	$11,123
3/31/2025	$11,742	$11,824	$11,128
4/30/2025	$11,774	$11,865	$11,171

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/29/18
Class A	5.09%	2.54%	2.39%
ICE BofA 3 Month US Treasury Bill Index	4.91%	2.64%	2.50%
Bloomberg US Aggregate Bond Index	8.02%	(0.67%)	1.61%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$317,158,361
# of Portfolio Holdings	144
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (includes Administration Fees)	$456,892

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.580%, due 05/01/25	4.4%
Dow Chemical Co., 4.560%, due 05/05/25	1.9
Bank of Nova Scotia, 4.750%, due 02/02/26	1.6
Ford Credit Auto Lease Trust, Class C, 5.540%, due 12/15/26	1.6
Mondelez International, Inc., 4.660%, due 05/21/25	1.6

UBS Ultra Short Income Fund

Class A

Portfolio Composition (% of Net Assets)

Value	Value
Short-Term Investments	0.4%
Asset-backed securities	15.3%
Commercial paper	20.4%
Corporate bonds	63.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://usshortduration.com/portfolio-holdings-form-nscr.html.

Phone: 1-800-647 1568

UBS Ultra Short Income Fund

S1935

Class A

This page intentionally left blank.

Annual Shareholder Report

April 30, 2025

UBS Ultra Short Income Fund

Class I

USDIX

Fund Overview

This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.23%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds interest rate target range by 1% in 2024, starting in September, and maintained that policy through the end of April 2025. The front-end of the Treasury securities yield curve (as measured by the differential between 2 year and 3 month Treasuries) was inverted over most of the reporting period, with the exception of the curve becoming around flat in the December 2024-February 2025 period.

What worked:

• Overall duration positioning was additive to performance over the reporting period relative to the benchmark.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), Commercial Paper, and Certificates of Deposit) were additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given the interest rate environment over the past year, if the portfolio’s overall duration had been positioned longer, overall performance may have been higher.

The Fund did not invest in derivatives during the reporting period.

UBS Ultra Short Income Fund

Class I

Fund Overview

Fund Performance

	Class I	ICE BofA 3 Month US Treasury Bill Index	Bloomberg US Aggregate Bond Index
5/29/2018	$10,000	$10,000	$10,000
5/31/2018	$10,001	$10,001	$9,970
6/30/2018	$10,011	$10,018	$9,957
7/31/2018	$10,031	$10,033	$9,960
8/31/2018	$10,051	$10,052	$10,024
9/30/2018	$10,071	$10,067	$9,959
10/31/2018	$10,091	$10,084	$9,880
11/30/2018	$10,102	$10,105	$9,939
12/31/2018	$10,105	$10,124	$10,122
1/31/2019	$10,148	$10,144	$10,230
2/28/2019	$10,180	$10,162	$10,224
3/31/2019	$10,204	$10,184	$10,420
4/30/2019	$10,226	$10,204	$10,423
5/31/2019	$10,259	$10,227	$10,608
6/30/2019	$10,282	$10,249	$10,741
7/31/2019	$10,303	$10,268	$10,764
8/31/2019	$10,324	$10,289	$11,043
9/30/2019	$10,344	$10,307	$10,985
10/31/2019	$10,363	$10,327	$11,018
11/30/2019	$10,391	$10,340	$11,012
12/31/2019	$10,409	$10,355	$11,004
1/31/2020	$10,427	$10,368	$11,216
2/29/2020	$10,443	$10,384	$11,418
3/31/2020	$10,291	$10,414	$11,351
4/30/2020	$10,398	$10,415	$11,553
5/31/2020	$10,440	$10,415	$11,606
6/30/2020	$10,470	$10,416	$11,679
7/31/2020	$10,476	$10,418	$11,854
8/31/2020	$10,481	$10,419	$11,758
9/30/2020	$10,485	$10,420	$11,752
10/31/2020	$10,489	$10,422	$11,699
11/30/2020	$10,492	$10,422	$11,814
12/31/2020	$10,485	$10,424	$11,830
1/31/2021	$10,488	$10,425	$11,746
2/28/2021	$10,491	$10,425	$11,576
3/31/2021	$10,483	$10,426	$11,431
4/30/2021	$10,485	$10,426	$11,522
5/31/2021	$10,487	$10,427	$11,559
6/30/2021	$10,490	$10,426	$11,641
7/31/2021	$10,492	$10,427	$11,771
8/31/2021	$10,494	$10,427	$11,748
9/30/2021	$10,496	$10,428	$11,647
10/31/2021	$10,488	$10,427	$11,643
11/30/2021	$10,490	$10,428	$11,678
12/31/2021	$10,483	$10,429	$11,648
1/31/2022	$10,475	$10,428	$11,397
2/28/2022	$10,458	$10,430	$11,270
3/31/2022	$10,429	$10,433	$10,957
4/30/2022	$10,422	$10,434	$10,541
5/31/2022	$10,420	$10,441	$10,609
6/30/2022	$10,380	$10,444	$10,443
7/31/2022	$10,394	$10,449	$10,698
8/31/2022	$10,413	$10,466	$10,395
9/30/2022	$10,381	$10,493	$9,946
10/31/2022	$10,363	$10,509	$9,817
11/30/2022	$10,414	$10,544	$10,178
12/31/2022	$10,465	$10,582	$10,133
1/31/2023	$10,543	$10,615	$10,444
2/28/2023	$10,567	$10,650	$10,174
3/31/2023	$10,585	$10,696	$10,433
4/30/2023	$10,636	$10,730	$10,496
5/31/2023	$10,692	$10,773	$10,382
6/30/2023	$10,736	$10,822	$10,345
7/31/2023	$10,792	$10,866	$10,337
8/31/2023	$10,839	$10,915	$10,271
9/30/2023	$10,886	$10,965	$10,010
10/31/2023	$10,947	$11,014	$9,852
11/30/2023	$11,006	$11,064	$10,299
12/31/2023	$11,065	$11,116	$10,693
1/31/2024	$11,115	$11,164	$10,663
2/29/2024	$11,163	$11,210	$10,513
3/31/2024	$11,212	$11,260	$10,610
4/30/2024	$11,250	$11,309	$10,342
5/31/2024	$11,300	$11,363	$10,517
6/30/2024	$11,349	$11,410	$10,617
7/31/2024	$11,411	$11,461	$10,865
8/31/2024	$11,473	$11,517	$11,021
9/30/2024	$11,533	$11,567	$11,168
10/31/2024	$11,571	$11,611	$10,891
11/30/2024	$11,618	$11,656	$11,007
12/31/2024	$11,666	$11,703	$10,826
1/31/2025	$11,714	$11,746	$10,884
2/28/2025	$11,757	$11,784	$11,123
3/31/2025	$11,803	$11,824	$11,128
4/30/2025	$11,836	$11,865	$11,171

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/29/18
Class I	5.22%	2.63%	2.47%
ICE BofA 3 Month US Treasury Bill Index	4.91%	2.64%	2.50%
Bloomberg US Aggregate Bond Index	8.02%	(0.67%)	1.61%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$317,158,361
# of Portfolio Holdings	144
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (includes Administration Fees)	$456,892

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.580%, due 05/01/25	4.4%
Dow Chemical Co., 4.560%, due 05/05/25	1.9
Bank of Nova Scotia, 4.750%, due 02/02/26	1.6
Ford Credit Auto Lease Trust, Class C, 5.540%, due 12/15/26	1.6
Mondelez International, Inc., 4.660%, due 05/21/25	1.6

UBS Ultra Short Income Fund

Class I

Portfolio Composition (% of Net Assets)

Value	Value
Short-Term Investments	0.4%
Asset-backed securities	15.3%
Commercial paper	20.4%
Corporate bonds	63.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://usshortduration.com/portfolio-holdings-form-nscr.html.

Phone: 1-800-647 1568

UBS Ultra Short Income Fund

S1937

Class I

This page intentionally left blank.

Annual Shareholder Report

April 30, 2025

UBS Ultra Short Income Fund

Class P

USIPX

Fund Overview

This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.25%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds interest rate target range by 1% in 2024, starting in September, and maintained that policy through the end of April 2025. The front-end of the Treasury securities yield curve (as measured by the differential between 2 year and 3 month Treasuries) was inverted over most of the reporting period, with the exception of the curve becoming around flat in the December 2024-February 2025 period.

What worked:

• Overall duration positioning was additive to performance over the reporting period relative to the benchmark.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), Commercial Paper, and Certificates of Deposit) were additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given the interest rate environment over the past year, if the portfolio’s overall duration had been positioned longer, overall performance may have been higher.

The Fund did not invest in derivatives during the reporting period.

UBS Ultra Short Income Fund

Class P

Fund Overview

Fund Performance

	Class P	ICE BofA 3 Month US Treasury Bill Index	Bloomberg US Aggregate Bond Index
5/29/2018	$10,000	$10,000	$10,000
5/31/2018	$10,001	$10,001	$9,970
6/30/2018	$10,011	$10,018	$9,957
7/31/2018	$10,030	$10,033	$9,960
8/31/2018	$10,051	$10,052	$10,024
9/30/2018	$10,070	$10,067	$9,959
10/31/2018	$10,090	$10,084	$9,880
11/30/2018	$10,101	$10,105	$9,939
12/31/2018	$10,103	$10,124	$10,122
1/31/2019	$10,147	$10,144	$10,230
2/28/2019	$10,178	$10,162	$10,224
3/31/2019	$10,202	$10,184	$10,420
4/30/2019	$10,224	$10,204	$10,423
5/31/2019	$10,257	$10,227	$10,608
6/30/2019	$10,279	$10,249	$10,741
7/31/2019	$10,301	$10,268	$10,764
8/31/2019	$10,322	$10,289	$11,043
9/30/2019	$10,341	$10,307	$10,985
10/31/2019	$10,360	$10,327	$11,018
11/30/2019	$10,378	$10,340	$11,012
12/31/2019	$10,395	$10,355	$11,004
1/31/2020	$10,423	$10,368	$11,216
2/29/2020	$10,439	$10,384	$11,418
3/31/2020	$10,287	$10,414	$11,351
4/30/2020	$10,394	$10,415	$11,553
5/31/2020	$10,436	$10,415	$11,606
6/30/2020	$10,465	$10,416	$11,679
7/31/2020	$10,472	$10,418	$11,854
8/31/2020	$10,476	$10,419	$11,758
9/30/2020	$10,480	$10,420	$11,752
10/31/2020	$10,484	$10,422	$11,699
11/30/2020	$10,487	$10,422	$11,814
12/31/2020	$10,490	$10,424	$11,830
1/31/2021	$10,493	$10,425	$11,746
2/28/2021	$10,496	$10,425	$11,576
3/31/2021	$10,487	$10,426	$11,431
4/30/2021	$10,490	$10,426	$11,522
5/31/2021	$10,502	$10,427	$11,559
6/30/2021	$10,494	$10,426	$11,641
7/31/2021	$10,496	$10,427	$11,771
8/31/2021	$10,498	$10,427	$11,748
9/30/2021	$10,500	$10,428	$11,647
10/31/2021	$10,491	$10,427	$11,643
11/30/2021	$10,483	$10,428	$11,678
12/31/2021	$10,486	$10,429	$11,648
1/31/2022	$10,478	$10,428	$11,397
2/28/2022	$10,460	$10,430	$11,270
3/31/2022	$10,431	$10,433	$10,957
4/30/2022	$10,425	$10,434	$10,541
5/31/2022	$10,433	$10,441	$10,609
6/30/2022	$10,392	$10,444	$10,443
7/31/2022	$10,407	$10,449	$10,698
8/31/2022	$10,425	$10,466	$10,395
9/30/2022	$10,393	$10,493	$9,946
10/31/2022	$10,375	$10,509	$9,817
11/30/2022	$10,426	$10,544	$10,178
12/31/2022	$10,476	$10,582	$10,133
1/31/2023	$10,544	$10,615	$10,444
2/28/2023	$10,579	$10,650	$10,174
3/31/2023	$10,596	$10,696	$10,433
4/30/2023	$10,647	$10,730	$10,496
5/31/2023	$10,692	$10,773	$10,382
6/30/2023	$10,747	$10,822	$10,345
7/31/2023	$10,803	$10,866	$10,337
8/31/2023	$10,850	$10,915	$10,271
9/30/2023	$10,897	$10,965	$10,010
10/31/2023	$10,957	$11,014	$9,852
11/30/2023	$11,016	$11,064	$10,299
12/31/2023	$11,075	$11,116	$10,693
1/31/2024	$11,125	$11,164	$10,663
2/29/2024	$11,172	$11,210	$10,513
3/31/2024	$11,211	$11,260	$10,610
4/30/2024	$11,259	$11,309	$10,342
5/31/2024	$11,309	$11,363	$10,517
6/30/2024	$11,358	$11,410	$10,617
7/31/2024	$11,420	$11,461	$10,865
8/31/2024	$11,482	$11,517	$11,021
9/30/2024	$11,542	$11,567	$11,168
10/31/2024	$11,579	$11,611	$10,891
11/30/2024	$11,627	$11,656	$11,007
12/31/2024	$11,675	$11,703	$10,826
1/31/2025	$11,722	$11,746	$10,884
2/28/2025	$11,765	$11,784	$11,123
3/31/2025	$11,811	$11,824	$11,128
4/30/2025	$11,844	$11,865	$11,171

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 5/29/18
Class P	5.20%	2.65%	2.48%
ICE BofA 3 Month US Treasury Bill Index	4.91%	2.64%	2.50%
Bloomberg US Aggregate Bond Index	8.02%	(0.67%)	1.61%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$317,158,361
# of Portfolio Holdings	144
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (includes Administration Fees)	$456,892

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.580%, due 05/01/25	4.4%
Dow Chemical Co., 4.560%, due 05/05/25	1.9
Bank of Nova Scotia, 4.750%, due 02/02/26	1.6
Ford Credit Auto Lease Trust, Class C, 5.540%, due 12/15/26	1.6
Mondelez International, Inc., 4.660%, due 05/21/25	1.6

UBS Ultra Short Income Fund

Class P

Portfolio Composition (% of Net Assets)

Value	Value
Short-Term Investments	0.4%
Asset-backed securities	15.3%
Commercial paper	20.4%
Corporate bonds	63.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://usshortduration.com/portfolio-holdings-form-nscr.html.

Phone: 1-800-647 1568

UBS Ultra Short Income Fund

S1936

Class P

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Annual Shareholder Report

April 30, 2025

UBS RMA Government Money Market Fund

RMGXX

Fund Overview

This annual shareholder report contains important information about UBS RMA Government Money Market Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS RMA Government Money Market FundFootnote Reference1	$70	0.69%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$953,283,179
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$1,787,738
Seven-day current yieldFootnote Reference1	3.67%
Seven-day effective yieldFootnote Reference1	3.74%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

UBS RMA Government Money Market Fund

RMGXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://www.usmoneymarketfunds.com/all-funds.html.

Phone: 1-800-647 1568

UBS RMA Government Money Market Fund

S1925

RMGXX

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Virginia G. Breen. Ms. Breen is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended April 30, 2025 and April 30, 2024, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $380,143 and $399,607 respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended April 30, 2025 and April 30, 2024, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $0 and $45,792, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2024 and 2023 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2025 and April 30, 2024, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $124,120 and $144,000, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2025 and April 30, 2024, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an Audit Committee Charter (Amended and Restated as of September 14, 2016), as amended (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

Pre-approve (a) all audit and permissible non-audit services1 to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairman (as defined below). All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairman will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with Securities and Exchange Commission (“SEC”) rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

[1]

The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board (“PCAOB”) determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2025 and April 30, 2024 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)

For the fiscal year ended April 30, 2025, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2025 and April 30, 2024, the aggregate fees billed by E&Y of $2,146,386 and $2,251,384, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provided during the relevant fiscal period ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2025	2024
Covered Services	$124,120	$189,792
Non-Covered Services	$2,022,266	$2,061,592

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included in the financial statements filed under Item 7 of this form.

(b)	Not applicable.

UBS Series Funds

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

Cantor Fitzgerald Government Money Market Fund

Annual Financial Statements  |  April 30, 2025

Cantor Fitzgerald Government Money Market Fund

Statement of assets and liabilities

April 30, 2025

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$403,141,365, which approximates cost for federal income tax purposes)	$403,141,365
Receivable from affiliate	47,907
Deferred offering costs	18,795
Other assets	16,870
Total assets	403,224,937

Liabilities:
Dividends payable to shareholders	1,450,238
Payable to custodian	4,890
Accrued expenses and other liabilities	75,566
Total liabilities	1,530,694
Net assets	$401,694,243

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	401,680,364
Distributable earnings (accumulated losses)	13,879
Net assets	$401,694,243

Investor Shares
Net Assets	$15,000,683
Shares Outstanding	15,000,000
Net asset value per share	$1.00

Institutional Shares
Net Assets	$386,693,560
Shares Outstanding	386,680,364
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

Cantor Fitzgerald Government Money Market Fund

Statement of operations

For the year ended April 30, 2025
Investment income:
Interest income allocated from Master Fund	$15,334,811
Expenses allocated from Master Fund	(321,790)
Net investment income allocated from Master Fund	15,013,021
Expenses:
Administration fees	234,178
Service fees — Investor Shares	37,500
Transfer agency and related services fees	21,669
Accounting fees	9,595
Trustees’ fees	45,281
Professional fees	182,219
Reports and notices to shareholders	23,081
State registration fees	26,545
Insurance fees	190
Offering costs	107,822
SEC registration fees	31,517
Other expenses	40,355
Total expenses	759,952
Less: Fee waivers and/or expense reimbursements by administrator/distributor	(484,718)
Net expenses	275,234
Net investment income (loss)	14,737,787
Net realized gain (loss) allocated from Master Fund	13,879
Net increase (decrease) in net assets resulting from operations	$14,751,666

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

Cantor Fitzgerald Government Money Market Fund

Statement of changes in net assets

	For the year ended April 30, 2025	For the period from January 16, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$14,737,787	$1,384,440
Net realized gain (loss) allocated from Master Fund	13,879	—
Net increase (decrease) in net assets resulting from operations	14,751,666	1,384,440
Total distributions—Investor Shares	(688,214)	(287,015)
Total distributions—Institutional Shares	(14,049,573)	(1,097,425)
Total distributions	(14,737,787)	(1,384,440)
From beneficial interest transactions:

Proceeds from shares sold	34,611,050,289	5,286,003,014
Cost of shares redeemed	(34,542,621,013)	(4,954,002,005)
Shares issued on reinvestment of dividends and distributions	1,250,079	0
Net increase (decrease) in net assets from beneficial interest transactions	69,679,355	332,001,009
Net increase (decrease) in net assets	69,693,234	332,001,009
Net assets:

Beginning of year	332,001,009	—
End of year	$401,694,243	$332,001,009

[1]	Commencement of operations.

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

Cantor Fitzgerald Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Investor Class
	Year ended April 30, 2025	For the period from January 16, 2024[1] April 30, 2024
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.046	0.013
Net realized and unrealized gain (loss)	0.000 [2]	—
Net increase (decrease) from operations	0.046	0.013
Dividends from net investment income	(0.046)	(0.013)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	4.59%	1.32%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.71%	1.43%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.30%	0.30%[5]
Net investment income (loss) [4]	4.59%	5.09%[5]
Supplemental Data:
Net asset value, end of period (000’s)	$15,001	$15,000

Institutional Class
	Year ended April 30, 2025	For the period from March 25, 2024[1] April 30, 2024
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.047	0.005
Net realized and unrealized gain (loss)	0.000 [2]	—
Net Increase (decrease) from operations	0.047	0.005
Dividends from net investment income	(0.047)	(0.005)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	4.71%	0.53%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.32%	0.31%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%	0.18%[5]
Net investment income (loss) [4]	4.58%	5.21%[5]
Supplemental Data:
Net assets, end of period (000’s)	$386,694	$317,001

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

Cantor Fitzgerald Government Money Market Fund (“Cantor Fitzgerald Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

Cantor Fitzgerald Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. Cantor Fitzgerald Government Fund Investor Shares and Institutional Shares commenced operations on January 16, 2024, and March 25, 2024, respectively.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (1.68% at April 30, 2025).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management teams acts as the Fund’s CODM. The Fund represent a single operating segment, as the CODM

5

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements

monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—Cantor Fitzgerald Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. Cantor Fitzgerald Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, Cantor Fitzgerald Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, Cantor Fitzgerald Government Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Fund’s Board of Trustees (the “Board”) may elect to subject Cantor Fitzgerald Government Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with the Fund’s share offerings, the preparation of the Fund’s registration statement, and registration fees. Deferred offering costs are amortized over a period of 12 months.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
Cantor Fitzgerald Government Money Market Fund	0.08%

6

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements

The Fund and UBS AM, the Fund’s administrator, have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2025 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.30% for Investor Shares and 0.18% for Institutional Shares. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

At April 30, 2025, UBS AM owed the Fund $49,139 for waivers/expense reimbursements.

At April 30, 2025, the Fund had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective date of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028
Cantor Fitzgerald Government Fund—Investor Shares	$93,362	$55,084	$38,278
Cantor Fitzgerald Government Fund—Institutional Shares	$452,263	$28,324	$423,939

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by Investor Shares, at the below annual rate, as a percentage of such share’s average daily net assets. UBS AM—US will waive 0.15% of the 0.25% service fee otherwise payable by the Investor Shares of the Fund through August 31, 2025 and such amount is not subject to future recoupment.

Fund	Shareholder servicing fee
Cantor Fitzgerald Government Fund- Investor shares	0.25%

At April 30, 2025, the Fund owed UBS AM—US $1,232 for shareholder servicing fees.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Investor Shares

	For the year ended April 30, 2025	For the period from January 16, 2024[1] to April 30, 2024
Shares Sold	$30,000,000	$789,002,005
Shares repurchased	(30,000,000)	(774,002,005)
Net increase (decrease) in shares outstanding	$0	$15,000,000

Institutional Shares

	For the year ended April 30, 2025	For the period from March 25, 2024[1] to April 30, 2024
Shares Sold	$34,581,050,289	$4,497,001,009
Shares repurchased	(34,512,621,013)	(4,180,000,000)
Dividends Reinvested	1,250,079	—
Net increase (decrease) in shares outstanding	$69,679,355	$317,001,009

1.	Commencement of operation

7

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2025 and April 30, 2024 were as follows:

	2025
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
Cantor Fitzgerald Government Fund	$14,737,787	$—	$14,737,787

	2024
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
Cantor Fitzgerald Government Fund	$1,384,440	$—	$1,384,440

At April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Cantor Fitzgerald Government Fund	$1,472,523	$—	$—	$—	$(1,458,644)	$13,879

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2025, the Fund had no net capital loss carryforward.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2025, the Fund did not incur any interest or penalties.

For the fiscal year ended April 30, 2025, and the period since inception, the Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

8

Cantor Fitzgerald Government Money Market Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Cantor Fitzgerald Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Cantor Fitzgerald Government Money Market Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2025, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year ended April 30, 2025 and the period from January 16, 2024 (commencement of operations) through April 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2025, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended April 30, 2025 and the period from January 16, 2024 (commencement of operations) through April 30, 2024, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

9

UBS Cantor Fitzgerald Government Money Market Fund

General information (unaudited)

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $14,737,787 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2025.

10

Master Trust

Annual Financial Statements  |  April 30, 2025

Includes:

•	Government Master Fund

Government Master Fund

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense information relevant to the particular feeder fund; the expense information for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2024 to April 30, 2025.

Actual expenses

The first line in the table below for the Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for the Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2024	Ending account value April 30, 2025	Expenses paid during period 11/01/24 to 04/30/25[1]	Expense ratio during the period
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

12

Master Trust

Government Master Fund

Portfolio characteristics at a glance—April 30, 2025 Characteristics
Weighted average maturity[1]	19 days

Portfolio composition[2]
U.S. Treasury obligations	47.7%
Repurchase agreements	33.2
U.S. government agency obligations	15.2
Other assets in excess of liabilities	3.9
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

13

Government Master Fund

Portfolio of investments—April 30, 2025

	Face Amount	Value
U.S. government agency obligations: 15.2%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.405%, due 05/06/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.060%, 4.420%, due 05/01/25[1]	80,000,000	80,000,000
1 day USD SOFR + 0.090%, 4.450%, due 05/01/25[1]	28,000,000	28,000,000
1 day USD SOFR + 0.105%, 4.465%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	95,000,000	95,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	133,000,000	133,034,468
1 day USD SOFR + 0.125%, 4.485%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 4.490%, due 05/01/25[1]	68,000,000	68,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	156,000,000	156,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	208,000,000	208,000,000
Federal Home Loan Bank Discount Notes
4.015%, due 10/17/25[2]	105,000,000	103,020,940
4.020%, due 10/17/25[2]	70,000,000	68,678,983
4.030%, due 10/27/25[2]	116,000,000	113,675,586
4.050%, due 10/20/25[2]	136,000,000	133,368,400
4.060%, due 10/22/25[2]	133,000,000	130,390,097
4.200%, due 07/23/25[2]	134,000,000	132,702,433
4.200%, due 07/24/25[2]	133,000,000	131,696,600
4.210%, due 07/10/25[2]	252,000,000	249,937,100
4.210%, due 07/21/25[2]	99,000,000	98,062,223
Federal Home Loan Banks
1 day USD SOFR + 0.030%, 4.390%, due 05/01/25[1]	153,150,000	153,109,540
1 day USD SOFR + 0.035%, 4.395%, due 05/01/25[1]	133,000,000	133,000,000
1 day USD SOFR + 0.040%, 4.400%, due 05/01/25[1]	245,000,000	245,000,000
1 day USD SOFR + 0.085%, 4.445%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.100%, 4.460%, due 05/01/25[1]	379,000,000	379,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	171,000,000	171,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	142,000,000	142,000,000
1 day USD SOFR + 0.170%, 4.530%, due 05/01/25[1]	102,000,000	102,000,000
Total U.S. government agency obligations (cost—$3,646,676,370)		3,646,676,370

	Face Amount	Value
U.S. Treasury obligations: 47.7%
U.S. Treasury Bills
4.313% due 05/06/25[3]	$407,000,000	$406,762,866
4.293% due 05/27/25[3]	245,000,000	244,253,294
4.299% due 05/01/25[3]	537,000,000	537,000,000
4.299% due 05/29/25[3]	537,000,000	535,247,888
4.308% due 05/13/25[3]	402,000,000	401,438,540
4.310% due 06/12/25[3]	244,000,000	242,795,860
4.312% due 06/24/25[3]	245,000,000	243,447,312
4.313% due 05/20/25[3]	254,000,000	253,431,604
4.318% due 05/13/25[3]	259,000,000	258,633,515
4.320% due 06/05/25[3]	252,000,000	250,961,200
4.324% due 05/27/25[3]	467,000,000	465,581,747
4.325% due 05/08/25[3]	532,000,000	531,563,464
4.325% due 05/29/25[3]	386,000,000	384,725,557
4.329% due 05/20/25[3]	470,000,000	468,955,686
4.330% due 05/15/25[3]	541,000,000	540,111,107
4.330% due 05/22/25[3]	527,000,000	525,701,165
4.333% due 05/27/25[3]	401,000,000	399,770,601
4.346% due 05/22/25[3]	263,000,000	262,345,678
4.348% due 05/15/25[3]	141,000,000	140,769,152
4.414% due 05/08/25[3]	140,000,000	139,884,033
4.450% due 05/15/25[3]	139,000,000	138,767,399
4.467% due 05/22/25[3]	287,000,000	286,278,434
4.483% due 05/01/25[3]	289,000,000	289,000,000
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[1]	370,000,000	369,922,834
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[1]	663,000,000	663,007,575
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[1]	516,000,000	515,822,418
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[1]	810,000,000	810,459,817
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[1]	699,000,000	699,135,735
U.S. Treasury Notes
3.875% due 01/15/26	138,000,000	137,844,887
4.250% due 01/31/26	204,000,000	204,290,427
4.625% due 03/15/26	134,000,000	134,581,547
Total U.S. Treasury obligations (cost—$11,482,491,342)		11,482,491,342

Repurchase agreements: 33.2%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.320% due 06/04/2025, collateralized by $100 U.S. Treasury Bonds, 3.000% due 08/15/52, $41,553,297 Federal Home Loan Mortgage Corp., obligations, 2.500% to 5.608% due 07/01/50 to 05/01/55, $86,428,284 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/28 to 09/01/54; (value—$102,000,000); proceeds: $113,512,000[4]	100,000,000	100,000,000

14

Government Master Fund

Portfolio of investments—April 30, 2025

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.370% due 05/07/2025, collateralized by $236,870,200 Federal National Mortgage Association obligations, 1.500% to 7.500% due 01/01/42 to 04/01/55; (value—$204,000,000); proceeds: $219,883,500[4]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/25 with TD Securities (USA) LLC, 4.390% due 05/01/2025, collateralized by $290,561,657 Federal Home Loan Mortgage Corp., obligations, 1.500% to 6.004% due 11/15/27 to 05/25/55, $334,970,767 Federal National Mortgage Association obligations, 2.000% to 5.554% due 04/25/26 to 10/25/56, ; (value—$408,000,001); proceeds: $400,048,778	400,000,000	400,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 4.450% due 07/29/2025, collateralized by $6,850,342,271 Federal Home Loan Mortgage Corp., obligations, zero coupon to 6.439% due 03/25/29 to 02/25/55, $2,793,395,029 Federal National Mortgage Association obligations, zero coupon to 6.500% due 07/25/28 to 03/25/55, $3,781,483,575 Government National Mortgage Association obligations, zero coupon to 6.500% due 10/20/34 to 03/16/65; (value—$515,000,000); proceeds: $502,190,000[4]	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/25 with J.P. Morgan Securities LLC., 4.380% due 05/01/2025, collateralized by $4,468,207,934 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/25 to 04/01/55; (value—$2,040,000,000); proceeds: $2,000,243,333	$2,000,000,000	$2,000,000,000
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/2025, collateralized by $374,000,000 U.S. Treasury Notes, 2.000% to 5.000% due 07/31/25 to 09/30/25, $1,633,706,800 U.S. Treasury Bill, zero coupon due 08/19/25 to 09/18/25, $2,533,874,600 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 07/15/25 to 10/15/28; (value—$4,879,680,314); proceeds: $4,784,005,807	4,784,000,000	4,784,000,000
Total repurchase agreements (cost—$7,984,000,000)		7,984,000,000
Total investments (cost—$23,113,167,712 which approximates cost for federal income tax purposes)—96.1%		23,113,167,712

Other assets in excess of liabilities—3.9%		929,586,953
Net assets—100.0%		$24,042,754,665

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

15

Government Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$3,646,676,370	$—	$3,646,676,370
U.S. Treasury obligations	—	11,482,491,342	—	11,482,491,342
Repurchase agreements	—	7,984,000,000	—	7,984,000,000
Total	$—	$23,113,167,712	$—	$23,113,167,712

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2025.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

16

Government Master Fund

Statement of assets and liabilities

April 30, 2025

Assets:
Investments, at value (cost—$15,129,167,712)	$15,129,167,712
Repurchase agreements (cost—$7,984,000,000)	7,984,000,000
Total investments in securities, at value (cost—$23,113,167,712)	23,113,167,712
Cash	1,155,411,513
Receivable for interest	19,022,610
Total assets	24,287,601,835

Liabilities:
Payable for investments purchased	242,795,860
Payable to affiliate	2,051,310
Total liabilities	244,847,170
Net assets, at value	$24,042,754,665

See accompanying notes to financial statements.

17

Government Master Fund

Statement of operations

For the year ended April 30, 2025
Investment income:
Interest	$1,274,764,759
Expenses:
Investment advisory and administration fees	26,077,800
Trustees’ fees	111,915
Total expenses	26,189,715
Net expenses	26,189,715
Net investment income (loss)	1,248,575,044
Net realized gain (loss)	1,158,182
Net increase (decrease) in net assets resulting from operations	$1,249,733,226

See accompanying notes to financial statements.

18

Government Master Fund

Statement of changes in net assets

	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$1,248,575,044	$1,049,914,890
Net realized gain (loss)	1,158,182	—
Net increase (decrease) in net assets resulting from operations	1,249,733,226	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	(530,449,132)	3,038,590,921
Net increase (decrease) in net assets	719,284,094	4,088,505,811
Net assets:

Beginning of year	23,323,470,571	19,234,964,760
End of year	$24,042,754,665	$23,323,470,571

See accompanying notes to financial statements.

19

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.04%	0.06%	0.10%
Net investment income (loss)	4.77%	5.25%	3.78%	0.02%	0.09%
Supplemental data:
Total investment return[1]	4.90%	5.39%	3.14%	0.03%	0.08%
Net assets, end of year (000’s)	$24,042,755	$23,323,471	$19,234,965	$4,297,678	$8,822,693

[1]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

20

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Master Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund’s portfolio management team acts as the Master Fund’s CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests

21

Government Master Fund

Notes to financial statements

99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Government Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or

22

Government Master Fund

Notes to financial statements

upon demand) and price. Government Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both Government Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, Government Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require Government Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, Government Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Government Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Government Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, Government Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having Government Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

23

Government Master Fund

Notes to financial statements

At April 30, 2025, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,051,310

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At April 30, 2025, UBS AM did not owe the Master Fund any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2025, the Master Fund did not incur this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2025	2024
Contributions	$92,715,049,160	$56,516,921,636
Withdrawals	(93,245,498,292)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$(530,449,132)	$3,038,590,921

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended April 30, 2025, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

Government Master Fund

Report of Independent Registered Public Accounting Firm

To the Interest holders and the Board of Trustees of Government Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Master Fund (the “Fund”) (one of the funds constituting Master Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audit in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

25

Trustees

Virginia G. Breen

Richard R. Burt

Bemard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

Cantor Fitzerland Government Money Market Fund

c/o UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

Limited Purpose Cash Investment Fund

Annual Financial Statements  |  April 30, 2025

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. government agency obligations: 8.7%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.060%, 4.420%, due 05/01/25[1]	$25,000,000	$24,999,984
1 day USD SOFR + 0.090%, 4.450%, due 05/01/25[1]	8,000,000	8,000,003
1 day USD SOFR + 0.105%, 4.465%, due 05/01/25[1]	21,000,000	20,999,973
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	32,000,000	31,999,985
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	31,000,000	31,012,289
1 day USD SOFR + 0.125%, 4.485%, due 05/01/25[1]	19,000,000	18,999,847
1 day USD SOFR + 0.130%, 4.490%, due 05/01/25[1]	22,000,000	21,999,987
Federal Home Loan Bank Discount Notes
4.015%, due 10/17/25[2]	27,000,000	26,496,375
4.020%, due 10/17/25[2]	19,000,000	18,645,597
4.030%, due 10/27/25[2]	34,000,000	33,328,500
4.050%, due 10/20/25[2]	37,000,000	36,297,668
4.060%, due 10/22/25[2]	38,000,000	37,270,347
4.200%, due 07/23/25[2]	41,000,000	40,603,940
4.200%, due 07/24/25[2]	42,000,000	41,589,450
4.210%, due 07/21/25[2]	33,000,000	32,688,810
Federal Home Loan Banks
1 day USD SOFR + 0.030%, 4.390%, due 05/01/25[1]	45,000,000	44,988,249
1 day USD SOFR + 0.035%, 4.395%, due 05/01/25[1]	42,000,000	41,999,892
1 day USD SOFR + 0.085%, 4.445%, due 05/01/25[1]	21,000,000	20,999,988
1 day USD SOFR + 0.100%, 4.460%, due 05/01/25[1]	116,000,000	116,006,768
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	55,000,000	54,999,967
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	13,000,000	12,998,787
1 day USD SOFR + 0.170%, 4.530%, due 05/01/25[1]	33,000,000	32,999,976
Total U.S. government agency obligations (cost—$749,867,194)		749,926,382

U.S. treasury obligations: 35.2%
U.S. Treasury Bills
4.313% due 05/06/25[3]	82,000,000	81,952,138
4.291% due 06/05/25[3]	79,000,000	78,675,113
4.293% due 05/27/25[3]	81,000,000	80,752,837
4.299% due 05/01/25[3]	129,000,000	129,000,000
4.299% due 05/29/25[3]	131,000,000	130,570,461
4.308% due 05/13/25[3]	82,000,000	81,884,722
4.310% due 06/12/25[3]	85,000,000	84,580,277
4.312% due 06/24/25[3]	81,000,000	80,486,663
4.313% due 05/20/25[3]	81,000,000	80,818,847
4.318% due 05/13/25[3]	77,000,000	76,891,751
4.320% due 06/05/25[3]	83,000,000	82,658,663
4.324% due 05/27/25[3]	113,000,000	112,655,193

	Face amount	Value
U.S. treasury obligations—(concluded)
4.325% due 05/08/25[3]	$133,000,000	$132,891,322
4.325% due 05/29/25[3]	116,000,000	115,619,645
4.329% due 05/20/25[3]	97,000,000	96,783,063
4.330% due 05/15/25[3]	133,000,000	132,781,990
4.330% due 05/22/25[3]	132,000,000	131,674,290
4.333% due 05/27/25[3]	117,000,000	116,642,987
4.346% due 05/22/25[3]	73,000,000	72,819,873
4.348% due 05/15/25[3]	28,000,000	27,954,103
4.414% due 05/08/25[3]	26,000,000	25,978,755
4.450% due 05/15/25[3]	27,000,000	26,955,742
4.467% due 05/22/25[3]	54,000,000	53,866,755
4.483% due 05/01/25[3]	53,000,000	53,000,000
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[1]	98,000,000	97,948,525
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[1]	231,000,000	231,055,955
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[1]	99,000,000	99,051,034
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[1]	181,000,000	181,165,405
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[1]	221,000,000	221,243,588
U.S. Treasury Notes
3.875% due 01/15/26	35,000,000	34,965,000
4.250% due 01/31/26	50,000,000	50,069,336
4.625% due 03/15/26	38,000,000	38,213,750
Total U.S. treasury obligations (cost—$3,041,193,160)		3,041,607,783

Repurchase agreements: 57.1%
Repurchase agreement dated 04/30/25 with BofA Securities, Inc., 4.370% due 05/01/25, collateralized by $441,637,717 Federal Home Loan Mortgage Corp., obligations, 2.000% to 6.500% due 09/01/31 to 03/01/55 and $1,991,800,754 Federal National Mortgage Association obligations, 2.000% to 7.000% due 02/01/28 to 12/01/54; (value—$1,020,000,000); proceeds: $1,000,121,389	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/25 with J.P. Morgan Securities LLC, 4.370% due 05/01/25, collateralized by $1,005,022,400 U.S. Treasury Notes, 3.750% to 4.125% due 06/30/30 to 02/29/32; (value—$1,020,000,075); proceeds: $1,000,121,389	1,000,000,000	1,000,000,000

1

Limited Purpose Cash Investment Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/25 with BofA Securities, Inc., 4.360% due 05/01/25, collateralized by $214,093,933 U.S. Treasury Bond Strips, zero coupon due 02/15/27, $151,009,800 U.S. Treasury Notes, 2.750% to 4.250% due 06/15/26 to 03/31/29, $103,547,600 U.S. Treasury Bond Principal Strips, zero coupon due 05/15/40, $865,190,000 U.S. Treasury Bonds, 2.750% to 4.500% due 02/15/36 to 02/15/48 and $25,522,700 U.S. Treasury Inflation Index Notes, 2.375% due 10/15/28; (value—$1,153,620,000); proceeds: $1,131,136,977	$1,131,000,000	$1,131,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/25, collateralized by $1,491,830,800 U.S. Treasury Inflation Index Notes, 0.125% due 10/15/25; (value—$1,833,960,204); proceeds: $1,798,218,257	$1,798,000,000	$1,798,000,000
Total repurchase agreements (cost—$4,929,000,000)		4,929,000,000
Total investments (cost—$8,720,060,354 which approximates cost for federal income tax purposes)—101.0%		8,720,534,165

Liabilities in excess of other assets—(1.0)%		(83,615,496)
Net assets—100.0%		$8,636,918,669

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$ 749,926,382	$—	$ 749,926,382
U.S. treasury obligations	—	3,041,607,783	—	3,041,607,783
Repurchase agreements	—	4,929,000,000	—	4,929,000,000
Total	$—	$8,720,534,165	$—	$8,720,534,165

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2025.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

2

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

April 30, 2025

Assets:
Investments, at value (cost—$3,791,060,354)	$3,791,534,165
Repurchase agreements, at value ( (cost— $4,929,000,000)	4,929,000,000
Total investments in securities, at value (cost—$8,720,060,354)	8,720,534,165
Cash	26,192,509
Receivable for interest	2,820,810
Total assets	8,749,547,484

Liabilities:
Payable for investments purchased	84,580,525
Dividends payable to shareholders	27,710,721
Payable to affiliate	337,569
Total liabilities	112,628,815
Net assets	$8,636,918,669

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	8,636,660,953
Distributable earnings (accumulated losses)	257,716
Net assets	$8,636,918,669
Shares outstanding	8,640,069,725
Net asset value per share	$0.9996

See accompanying notes to financial statements.

3

Limited Purpose Cash Investment Fund

Statement of operations

For the year ended April 30, 2025
Investment income:
Interest	$275,037,388
Expenses:
Investment advisory and administration fees	6,798,135
Trustees’ fees	62,207
Total expenses	6,860,342
Fee waivers and/or expense reimbursements by investment manager and administrator	(3,430,171)
Net expenses	3,430,171
Net investment income (loss)	271,607,217
Net realized gain (loss)	51
Net change in unrealized appreciation (depreciation)	388,986
Net realized and unrealized gain (loss)	389,037
Net increase (decrease) in net assets resulting from operations	$271,996,254

See accompanying notes to financial statements.

4

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	Limited Purpose Cash Investment Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$ 271,607,217	$ 268,369,134
Net realized gain (loss)	51	(632)
Net change in unrealized appreciation (depreciation)	388,986	(232,561)
Net increase (decrease) in net assets resulting from operations	271,996,254	268,135,941
Total distributions	(271,607,217)	(268,369,134)
Net increase (decrease) in net assets from beneficial interest transactions	2,990,553,897	110,865,197
Net increase (decrease) in net assets	2,990,942,934	110,632,004
Net assets:

Beginning of year	5,645,975,735	5,535,343,731
End of year	$8,636,918,669	$5,645,975,735

See accompanying notes to financial statements.

5

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$0.9996	$0.9996	$0.9995	$0.9997	$1.0008
Net investment income (loss)	0.0481	0.0529	0.0292	0.0004	0.0014
Net realized and unrealized gain (loss)	0.0000 [1]	0.0000 [1]	0.0001	(0.0002)	(0.0010)
Net increase (decrease) from operations	0.0481	0.0529	0.0293	0.0002	0.0004
Dividends from net investment income	(0.0481)	(0.0529)	(0.0292)	(0.0004)	(0.0014)
Distributions from net realized gains	—	—	—	(0.0000)[1]	(0.0001)
Total dividends and distributions	(0.0481)	(0.0529)	(0.0292)	(0.0004)	(0.0015)
Net asset value, end of year	$0.9996	$0.9996	$0.9996	$0.9995	$0.9997
Total investment return[2]	4.78%	5.36%	2.91%	0.02%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses after fee waivers and/or expense reimbursements	0.06%	0.06%	0.06%	0.04%	0.06%
Net investment income (loss)	4.75%	5.29%	2.92%	0.04%	0.13%
Supplemental data:
Net assets, end of year (000’s)	$8,636,919	$5,645,976	$5,535,344	$5,249,952	$3,216,549

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements.

6

Limited Purpose Cash Investment Fund

Notes to financial statements

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

This Fund is privately offered, and its shares are not registered under the Securities Act of 1933, as amended (“1933 Act”).

7

Limited Purpose Cash Investment Fund

Notes to financial statements

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering document).

Liquidity fee—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit

8

Limited Purpose Cash Investment Fund

Notes to financial statements

of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in the Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At April 30, 2025, UBS AM is owed $730,123 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2025 do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended April 30, 2025, UBS AM waived $3,430,171 in investment advisory and administration fees; such amount is not subject to future recoupment. At April 30, 2025, UBS AM owed the Fund $392,554 in fee waivers. The amount owed by or (owed to) UBS AM is shown at a net level on the statement of assets and liabilities.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that the

9

Limited Purpose Cash Investment Fund

Notes to financial statements

independent trustees’ fees and expenses will be 0.01% or less of the Fund’s average daily net assets, and that the amount disclosed in the paragraph above for accrued advisory and administration fees is net of independent trustees’ fees and expenses previously paid. At April 30, 2025, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

UBS AM may also voluntarily waive fees/reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended April 30, 2025, the Fund did not have this additional waiver.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the year ended April 30, 2025		For the year ended April 30, 2024
	Shares	Amount	Shares	Amount
Shares sold	37,464,003,046	$37,451,070,290	20,694,364,197	$20,686,325,389
Shares repurchased	(34,608,461,828)	(34,596,538,214)	(20,728,071,064)	(20,720,225,053)
Dividends reinvested	136,072,370	136,021,821	144,818,836	144,764,861
Net increase (decrease)	2,991,613,588	$2,990,553,897	111,111,969	$110,865,197

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2025 and April 30, 2024, was ordinary income in the amount of $271,607,217 and $268,369,134, respectively.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$513,960
Gross unrealized depreciation	(40,149)
Net unrealized appreciation (depreciation)	473,811

At April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
27,710,721	$—	(216,095)	473,811	(27,710,721)	$257,716

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2025, the Fund had capital loss carryforwards of $(216,095) in short-term capital losses.

10

Limited Purpose Cash Investment Fund

Notes to financial statements

During the fiscal year ended April 30, 2025, the Fund utilized capital loss carryforwards to offset current year realized gains of $51.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2025 the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

11

Limited Purpose Cash Investment Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Limited Purpose Cash Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Limited Purpose Cash Investment Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audit in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

12

Limited Purpose Cash Investment Fund

General information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the fund designates $271,607,181 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2025.

13

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Placement Agent

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

UBS Liquid Assets Government Fund

Annual Financial Statements  |  April 30, 2025

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. government agency obligations: 6.3%
Federal Farm Credit Banks Funding Corp. 1 day USD SOFR + 0.060% 4.420%, due 05/01/25[1]	$4,000,000	$4,000,000
Federal Home Loan Bank Discount Notes
4.015%, due 10/17/25[2]	5,000,000	4,905,759
4.020%, due 10/17/25[2]	3,000,000	2,943,385
4.030%, due 10/27/25[2]	5,000,000	4,899,810
4.050%, due 10/20/25[2]	6,000,000	5,883,900
4.060%, due 10/22/25[2]	6,000,000	5,882,260
4.200%, due 07/23/25[2]	6,000,000	5,941,900
4.200%, due 07/24/25[2]	6,000,000	5,941,200
4.210%, due 07/10/25[2]	11,000,000	10,909,953
4.210%, due 07/21/25[2]	4,000,000	3,962,110
Federal Home Loan Banks
1 day USD SOFR + 0.030%, 4.390%, due 05/01/25[1]	7,000,000	6,998,150
1 day USD SOFR + 0.035%, 4.395%, due 05/01/25[1]	6,000,000	6,000,000
Total U.S. government agency obligations (cost—$68,268,427)		68,268,427

U.S. treasury obligations: 33.3%
U.S. Treasury Bills
4.313% due 05/06/25[3]	16,000,000	15,990,678
4.293% due 05/27/25[3]	11,000,000	10,966,475
4.299% due 05/01/25[3]	22,000,000	22,000,000
4.299% due 05/29/25[3]	23,000,000	22,924,956
4.308% due 05/13/25[3]	16,000,000	15,977,653
4.310% due 06/12/25[3]	11,000,000	10,945,715
4.312% due 06/24/25[3]	11,000,000	10,930,288
4.313% due 05/20/25[3]	11,000,000	10,975,384
4.318% due 05/13/25[3]	11,000,000	10,984,435
4.320% due 06/05/25[3]	11,000,000	10,954,656
4.324% due 05/27/25[3]	19,000,000	18,942,298
4.325% due 05/08/25[3]	23,000,000	22,981,127
4.325% due 05/29/25[3]	16,000,000	15,947,173
4.329% due 05/20/25[3]	19,000,000	18,957,783
4.330% due 05/15/25[3]	22,000,000	21,963,853
4.330% due 05/22/25[3]	23,000,000	22,943,315
4.333% due 05/27/25[3]	17,000,000	16,947,881
4.346% due 05/22/25[3]	11,000,000	10,972,633
4.348% due 05/15/25[3]	5,000,000	4,991,814
4.414% due 05/08/25[3]	5,000,000	4,995,858
4.450% due 05/15/25[3]	5,000,000	4,991,633
4.467% due 05/22/25[3]	29,000,000	28,927,089
4.483% due 05/01/25[3]	11,000,000	11,000,000
U.S. Treasury Notes
3.875% due 01/15/26	6,000,000	5,993,256
4.625% due 03/15/26	6,000,000	6,026,039
Total U.S. treasury obligations (cost—$359,231,992)		359,231,992

	Face amount	Value
Repurchase agreements: 61.8%
Repurchase agreement dated 04/30/25 with MUFG Securities Americas, Inc., 4.380% due 05/01/25, collateralized by $335,262,542 Federal Home Loan Mortgage Corp., obligations, 1.500% to 6.000% due 10/01/25 to 03/01/55 and $276,726,332 Federal National Mortgage Association obligations, 2.000% to 5.500% due 07/01/32 to 03/25/53; (value—$153,000,001); proceeds: $150,018,250	$150,000,000	$150,000,000
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/25, collateralized by $548,937,300 U.S. Treasury Notes, 1.250% to 1.750% due 12/31/26 to 01/31/29; (value—$528,755,879); proceeds: $518,450,927	518,388,000	518,388,000
Total repurchase agreements (cost—$668,388,000)		668,388,000
Total investments (cost—$1,095,888,419 which approximates cost for federal income tax purposes)—101.4%		1,095,888,419

Liabilities in excess of other assets—(1.4)%		(14,668,605)
Net assets—100.0%		$1,081,219,814

1

UBS Liquid Assets Government Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$68,268,427	$—	$68,268,427
U.S. treasury obligations	—	359,231,992	—	359,231,992
Repurchase agreements	—	668,388,000	—	668,388,000
Total	$—	$1,095,888,419	$—	$1,095,888,419

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2025.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements

2

UBS Liquid Assets Government Fund

Statement of assets and liabilities

April 30, 2025

Assets:
Investments, at value (cost—$427,500,419)	$427,500,419
Repurchase agreements (cost—$668,388,000)	668,388,000
Total investments in securities, at value (cost—$1,095,888,419)	1,095,888,419
Cash	464
Receivable for interest	252,252
Other assets	22,739
Total assets	1,096,163,874

Liabilities:
Payable for investments purchased	10,945,715
Dividends payable to shareholders	3,814,512
Payable to Trustees	104
Accrued expenses and other liabilities	183,729
Total liabilities	14,944,060
Net assets	$1,081,219,814

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	1,081,213,551
Distributable earnings (accumulated losses)	6,263
Net assets	$1,081,219,814
Shares outstanding	1,081,209,989
Net asset value per share	$1.00

See accompanying notes to financial statements

3

UBS Liquid Assets Government Fund

Statement of operations

For the year ended April 30, 2025
Investment income:
Interest	$52,018,250
Expenses:
Investment advisory and administration fees	214,007
Transfer agency fees	84,413
Custody and fund accounting fees	41,000
Trustees’ fees	29,858
Professional services fees	102,380
Printing and shareholder report fees	68,647
Federal and state registration fees	52,393
Insurance expense	6,144
Other expenses	82,027
Total expenses	680,869
Fee waivers by investment advisor and administrator	(214,007)
Net expenses	466,862
Net investment income (loss)	51,551,388
Net realized gain (loss)	5,037
Net increase (decrease) in net assets resulting from operations	$51,556,425

See accompanying notes to financial statements

4

UBS Liquid Assets Government Fund

Statement of changes in net assets

	UBS Liquid Assets Government Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$51,551,388	$54,177,071
Net realized gain (loss)	5,037	13,399
Net increase (decrease) in net assets resulting from operations	51,556,425	54,190,470
Total distributions	(51,551,388)	(54,177,071)
Net increase (decrease) in net assets from beneficial interest transactions	12,542,672	80,552,669
Net increase (decrease) in net assets	12,547,709	80,566,068
Net assets:

Beginning of year	1,068,672,105	988,106,037
End of year	$1,081,219,814	$1,068,672,105

See accompanying notes to financial statements

5

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.048	0.053	0.030	0.001	0.001
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	(0.000)[1]	(0.000)[1]	—
Net increase (decrease) from operations	0.048	0.053	0.030	0.001	0.001
Dividends from net investment income	(0.048)	(0.053)	(0.030)	(0.001)	(0.001)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	—	—
Total dividends and distributions	(0.048)	(0.053)	(0.030)	(0.001)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.83%	5.42%	2.97%	0.05%	0.15%
Ratios to average net assets:
Expenses before fee waivers	0.06%	0.06%	0.07%	0.07%	0.07%
Expenses after fee waivers	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	4.82%	5.30%	2.97%	0.05%	0.14%
Supplemental data:
Net assets, end of year (000’s)	$1,081,220	$1,068,672	$988,106	$1,018,771	$1,099,849

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements

6

UBS Liquid Assets Government Fund

Notes to financial statements

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) LLC (“UBS AM”), is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government

7

UBS Liquid Assets Government Fund

Notes to financial statements

money market fund”, the Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero

8

UBS Liquid Assets Government Fund

Notes to financial statements

in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended April 30, 2025, its direct advisory/administrative costs and expenses approximate an annual rate of 0.02% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended April 30, 2025, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the year ended April 30,

	2025	2024

Shares sold	$4,843,359,942	$5,713,444,274

Shares repurchased	(4,882,733,338)	(5,685,037,232)

Dividends reinvested	51,916,068	52,145,627

Net increase (decrease) in beneficial interest	$12,542,672	$80,552,669

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income

9

UBS Liquid Assets Government Fund

Notes to financial statements

taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2025 and April 30, 2024 was ordinary income in the amount of $51,551,388 and $54,177,071 respectively.

At April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$3,820,775	$—	$—	$—	$(3,814,512)	$6,263

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2025, the Fund has no capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2025, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

10

UBS Liquid Assets Government Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Liquid Assets Government Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS Liquid Assets Government Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

11

UBS Liquid Assets Government Fund

General information (unaudited)

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $51,551,252 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2025.

12

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

S131

UBS Preferred Funds

Annual Financial Statements  |  April 30, 2025

Includes:

•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Select 100% US Treasury Preferred Fund
•	UBS Prime Preferred Fund

UBS Preferred Funds

Statement of assets and liabilities

April 30, 2025

	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select 100% US Treasury Preferred Fund	UBS Prime Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$13,341,905,972	$22,641,041,680	$3,581,357,205	$10,829,041,486
Investments in Master Fund, at value	13,341,905,972	22,641,041,680	3,581,357,205	10,829,041,486
Receivable from affiliate	—	—	90,942	—
Deferred offering costs	—	—	39,804	—
Other assets	—	—	31,205	—
Total assets	13,341,905,972	22,641,041,680	3,581,519,156	10,829,041,486

Liabilities:
Dividends payable to shareholders	47,570,854	78,740,322	12,445,368	39,500,884
Payable to affiliate	369,790	706,313	—	321,451
Payable to custodian	—	—	4,555	—
Accrued expenses and other liabilities	—	—	664,688	—
Total liabilities	47,940,644	79,446,635	13,114,611	39,822,335
Net assets	$13,293,965,328	$22,561,595,045	$3,568,404,545	$10,789,219,151

Net assets consists of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	13,293,288,044	22,561,595,045	3,568,375,926	10,789,252,164
Distributable earnings (accumulated losses)	677,284	—	28,619	(33,013)
Net assets	$13,293,965,328	$22,561,595,045	$3,568,404,545	$10,789,219,151
Shares outstanding	13,293,288,044	22,561,595,045	—	10,788,551,431
Net asset value per share	$1.00	$1.00	$—	$1.00

Class P
Net assets	$—	$—	$306,609,392	$—
Shares outstanding	—	—	306,607,354	—
Net asset value per share	$—	$—	$1.00	$—

Class T
Net assets	$—	$—	$3,261,795,153	$—
Shares outstanding	—	—	3,261,768,572	—
Net asset value per share	$—	$—	$1.00	$—

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Preferred Funds

Statement of operations

For the year ended April 30, 2025

	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select 100% US Treasury Preferred Fund	UBS Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$758,392,113	$1,078,998,366	$132,439,555	$473,747,149
Expenses allocated from Master Fund	(15,555,112)	(22,057,676)	(2,840,600)	(9,672,379)
Net investment income allocated from Master Fund	742,837,001	1,056,940,690	129,598,955	464,074,770
Expenses:
Administration fees	12,345,122	17,670,225	2,235,857	7,663,498
Transfer agency and related services fees	—	—	109,392	—
Accounting fees	—	—	8,605	—
Trustees’ fees	75,047	99,062	65,227	58,952
Professional fees	—	—	142,400	—
Reports and notices to shareholders	—	—	17,916	—
State registration fees	—	—	21,755	—
Offering cost	—	—	54,156	—
SEC registration fees	—	—	574,156	—
Other expenses	—	—	35,619	—
Total expenses	12,420,169	17,769,287	3,265,083	7,722,450
Less: Fee waivers and/or expense reimbursements by administrator	(6,210,085)	(8,884,643)	(2,135,943)	(3,861,225)
Net expenses	6,210,084	8,884,644	1,129,140	3,861,225
Net investment income (loss)	736,626,917	1,048,056,046	128,469,815	460,213,545
Net realized gain (loss) allocated from Master Fund	677,718	—	28,619	29,725
Net increase (decrease) in net assets resulting from operations	737,304,635	1,048,056,046	128,498,434	460,243,270

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$736,626,917	$641,305,070
Net realized gain (loss) allocated from Master Fund	677,718	—
Net increase (decrease) in net assets resulting from operations	737,304,635	641,305,070
Total distributions	(736,626,917)	(641,305,070)
Net increase (decrease) in net assets from beneficial interest transactions	(1,106,613,858)	1,904,971,060
Net increase (decrease) in net assets	(1,105,936,140)	1,904,971,060
Net assets:

Beginning of year	14,399,901,468	12,494,930,408
End of year	$13,293,965,328	$14,399,901,468

	UBS Select Treasury Preferred Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$1,048,056,046	$1,045,758,940
Net increase (decrease) in net assets resulting from operations	1,048,056,046	1,045,758,940
Total distributions	(1,048,056,046)	(1,046,244,696)
Net increase (decrease) in net assets from beneficial interest transactions	2,948,334,864	1,235,529,680
Net increase (decrease) in net assets	2,948,334,864	1,235,043,924
Net assets:

Beginning of year	19,613,260,181	18,378,216,257
End of year	$22,561,595,045	$19,613,260,181

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Preferred Funds

Statement of changes in net assets (continued)

	UBS Select 100% US Treasury Preferred Fund
	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$128,469,815	$115,510
Net realized gain (loss) allocated from Master Fund	28,619	—
Net increase (decrease) in net assets resulting from operations	128,498,434	115,510
Total distributions—Class P2	(8,263,802)	—
Total distributions—Class T	(120,206,013)	(115,510)
Total distributions	(128,469,815)	(115,510)
Net increase (decrease) in net assets from beneficial interest transactions	3,551,661,597	16,714,329
Net increase (decrease) in net assets	3,551,690,216	16,714,329
Net assets:
Beginning of period	16,714,329	—
End of period	$3,568,404,545	$16,714,329

[1]	Commencement of operations.
[2]	For the period from June 28, 2024 (commencement of operations) to April 30, 2025.

	UBS Prime Preferred Fund
	For the years ended April 30,
	2025		2024
From operations:

Net investment income (loss)	$460,213,545		$283,810,966
Net realized gain (loss) allocated from Master Fund	29,725		200
Net increase (decrease) in net assets resulting from operations	460,243,270		283,811,166
Total distributions	(460,213,545)		(283,810,966)
Net increase (decrease) in net assets from beneficial interest transactions	4,849,420,400	*	2,416,827,505
Net increase (decrease) in net assets	4,849,450,125		2,416,827,705
Net assets:

Beginning of year	5,939,769,026		3,522,941,321
End of year	$10,789,219,151		$5,939,769,026

*

Includes $3,182,235,477 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Preferred Fund transferred its assets to UBS Prime Preferred Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.047	0.052	0.030	0.000 [1]	0.001
Net realized and unrealized gain (loss)	0.000 [1]	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.047	0.052	0.030	0.000 [1]	0.001
Dividends from net investment income	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.001)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.72%	5.29%	3.02%	0.02%	0.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%	0.14%	0.09%	0.06%	0.13%
Net investment income (loss)[3]	4.74%	5.22%	3.93%	0.02%	0.07%
Supplemental data:
Net assets, end of year (000’s)	$13,293,965	$14,399,901	$12,494,930	$1,182,128	$4,088,692

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.047	0.052	0.030	0.000 [1]	0.001
Net realized and unrealized gain (loss)	—	—	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.047	0.052	0.030	0.000 [1]	0.001
Dividends from net investment income	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.001)
Distributions from net realized gains	—	(0.000)[1]	—	(0.000)[1]	—
Total dividends and distributions	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.71%	5.27%	2.95%	0.03%	0.06%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%	0.14%	0.14%	0.07%	0.11%
Net investment income (loss)[3]	4.72%	5.21%	3.21%	0.03%	0.07%
Supplemental data:
Net assets, end of year (000’s)	$22,561,595	$19,613,260	$18,378,216	$11,895,704	$18,934,966

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select 100% US Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class P
For the period from June 28, 2024[1] to April 30, 2025
Net asset value, beginning of period	$1.00
Net investment income (loss)	0.039
Net realized and unrealized gains (loss)	0.000 [2]
Net increase (decrease) from operations	0.039
Dividends from net investment income	(0.039)
Net asset value, end of period	$1.00
Total investment return[3]	3.86%
Ratios to average net assets:
Expenses before fee waivers[4]	0.22%[5]
Expenses after fee waivers[4]	0.14%[5]
Net investment income (loss)[4]	4.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$306,609

Class T
	Year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.047	0.007
Net realized and unrealized gains (loss)	0.000 [2]	—
Net increase (decrease) from operations	0.047	0.007
Dividends from net investment income	(0.047)	(0.007)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	4.70%	0.70%
Ratios to Average Net Assets:
Expenses before fee waivers[4]	0.22%	1.82%[5]
Expenses after fee waivers[4]	0.14%	0.14%[5]
Net investment income (loss)[4]	4.54%	5.22%[5]
Supplemental Data:
Net assets, end of period (000’s)	$3,261,795	$16,714

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.049	0.054	0.032	0.001	0.001
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	—	0.000 [1]
Net increase (decrease) from operations	0.049	0.054	0.032	0.001	0.001
Dividends from net investment income	(0.049)	(0.054)	(0.032)	(0.001)	(0.001)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.049)	(0.054)	(0.032)	(0.001)	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.82%	5.44%	3.15%	0.05%	0.13%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	4.77%	5.39%	3.98%	0.03%	0.14%
Supplemental data:
Net assets, end of year (000’s)	$10,789,219	$5,939,769	$3,522,941	$342,748	$1,421,887

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Preferred Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Select 100% US Treasury Preferred Fund (“100% US Treasury Preferred Fund”) and UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

100% US Treasury Preferred Fund currently offers Class T and Class P shares. Each class represents an interest in the same assets of the Fund, and the classes are identical except for minimum initial investment levels and that Class P shares are available only to certain types of investors.

Government Preferred Fund, Treasury Preferred Fund, 100% US Treasury Preferred Fund and Prime CNAV Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund and Prime CNAV Master Fund respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Preferred Fund commenced operations on August 28, 2007, Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and 100% US Treasury Preferred Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (55.49% for Government Preferred Fund, 54.67% for Treasury Preferred Fund, 35.99% for 100% US Treasury Preferred Fund and 43.23% for Prime CNAV Preferred Fund at April 30, 2025).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

UBS Preferred Funds

Notes to financial statements

also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ portfolio management teams act as the Funds’ CODM. Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—Each of the Funds attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund, Treasury Preferred and 100% US Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund”, Prime CNAV Preferred Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime CNAV Preferred Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime CNAV Master Fund may impose a fee upon the sale of your shares of the related feeder fund. For the period ended April 30, 2025, Prime CNAV Preferred Fund was not subject to any liquidity fees.

By operating as “government money market funds”, Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

UBS Preferred Funds

Notes to financial statements

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Preferred Fund, deferred offering costs are amortized over a period of 12 months.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Preferred Fund	0.08%
Treasury Preferred Fund	0.08
100% US Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08

At April 30, 2025, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Government Preferred Fund	$839,364
Treasury Preferred Fund	1,469,535
100% US Treasury Preferred Fund	492,731
Prime CNAV Preferred Fund	693,855

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ (with the exception of the 100% US Treasury Preferred Fund’s) expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At April 30, 2025, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

With respect to 100% US Treasury Preferred Fund, such Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. This Fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2025 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.14%. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the

UBS Preferred Funds

Notes to financial statements

extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

The remaining Funds (that is, other than 100% US Treasury Preferred Fund) and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not exceed 0.14% through August 31, 2025 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At April 30, 2025, taking both fee waiver arrangements mentioned above into account UBS AM owed the Funds and for the period ended April 30, 2025, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment, except with respect to 100% US Treasury Preferred Fund:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Government Preferred Fund	$469,574	$6,210,085
Treasury Preferred Fund	763,222	8,884,643
100% US Treasury Preferred Fund	583,673	2,135,943
Prime CNAV Preferred Fund	372,404	3,861,225

At April 30, 2025, the Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028
100% US Treasury Preferred Fund—Class P	$153,447	$7,413	$146,034
100% US Treasury Preferred Fund—Class T	2,019,045	29,136	1,989,909

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2025, there were no amounts owed by UBS AM for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended April 30, 2025 and April 30, 2024 were as follows:

Government Preferred Fund

	For the years ended April 30,
	2025	2024
Shares sold	$75,663,121,190	$65,569,654,562
Shares repurchased	(77,430,815,859)	(64,221,359,069)
Dividends reinvested	661,080,811	556,675,567
Net increase (decrease) in beneficial interest	$(1,106,613,858)	$1,904,971,060

UBS Preferred Funds

Notes to financial statements

Treasury Preferred Fund

	For the years ended April 30,
	2025	2024
Shares sold	$109,734,002,521	$100,810,862,352
Shares repurchased	(107,571,002,329)	(100,337,170,951)
Dividends reinvested	785,334,672	761,838,279
Net increase (decrease) in beneficial interest	$2,948,334,864	$1,235,529,680

100% US Treasury Preferred Fund

Class P		For the period from June 28, 2024[1] to April 30, 2025
Shares Sold		$1,257,836,874
Shares repurchased		(957,396,966)
Dividends Reinvested		6,167,446
Net increase (decrease) in beneficial interest		$306,607,354
Class T	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
Shares Sold	$9,052,019,532	$25,025,026
Shares repurchased	(5,913,042,170)	(8,354,781)
Dividends Reinvested	106,076,881	44,084
Net increase (decrease) in beneficial interest	$3,245,054,243	$16,714,329

1.	Commencement of operation.

Prime CNAV Preferred Fund

	For the years ended April 30,
	2025		2024
Shares sold	$23,861,363,029	*	$13,755,605,114
Shares repurchased	(19,447,694,029)		(11,593,752,682)
Dividends reinvested	435,751,400		254,975,073
Net increase (decrease) in beneficial interest	$4,849,420,400		$2,416,827,505

*

Includes $3,182,235,477 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Preferred Fund transferred its assets to UBS Prime Preferred Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

UBS Preferred Funds

Notes to financial statements

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025			2024
Fund	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from net long-term capital gains
Government Preferred Fund	$—	$736,626,917	$—	$—	641,305,070	$—
Treasury Preferred Fund	—	1,048,056,046	—	—	1,045,758,940	485,756
100% US Treasury Preferred Fund	—	128,469,815	—	—	115,510	—
Prime CNAV Preferred Fund	—	460,213,545	—	—	283,810,966	—

At April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Government Preferred Fund	$48,248,138	$—	$—	$—	$(47,570,854)	$677,284
Treasury Preferred Fund	78,740,322	—	—	—	(78,740,322)	—
100% US Treasury Preferred Fund	12,529,635	—	—	—	(12,501,016)	28,619
Prime CNAV Preferred Fund	39,500,897	—	(33,026)	—	(39,500,884)	(33,013)

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At April 30, 2025, the following Fund had net capital losses that will be carried forward indefinitely, as follows.

Fund	Short-term losses	Long-term losses	Net capital losses
Prime CNAV Preferred Fund	$33,026	—	$33,026

During the fiscal year ended April 30, 2025, Prime CNAV Preferred Fund utilized capital loss carryforwards of $29,725.

At April 30, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

Fund	Distributable earnings (losses)	Beneficial interest
Prime CNAV Preferred Fund	$(44,804)	$44,804

The primary reason for this permanent difference is capital loss carryforwards from the target fund in a merger.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

UBS Preferred Funds

Notes to financial statements

Each of the tax years in the four year period ended April 30, 2025, and since inception for the 100% US Treasury Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Fund

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
UBS Select Prime Preferred Fund	UBS Prime Preferred Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued shares to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of shares of the Target Fund for shares of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Fund Shares	Destination Fund	Destination Fund Shares	Dollar Amount	Exchange Ratio(A)
UBS Select Prime Preferred Fund	3,182,571,524	UBS Prime Preferred Fund	3,182,235,477	$3,182,235,477	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Target Fund shares outstanding on Reorganization Date.

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
UBS Select Prime Preferred Fund	$463,111	$3,182,381,805	UBS Prime Preferred Fund	$7,553,528,357	$10,735,910,162

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the accounting and performance survivor, the pro forma results of operations for the year ended April 30, 2025 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
UBS Prime Preferred Fund	$586,406,635	$(108,098)	$586,298,537

UBS Preferred Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select 100% US Treasury Preferred Fund, and UBS Prime Preferred Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select 100% US Treasury Preferred Fund, and UBS Prime Preferred Fund (collectively referred to as the “Funds”) (four of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds comprising the Trust) at April 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Government Preferred Fund UBS Select Treasury Preferred Fund UBS Prime Preferred Fund	For the year ended April 30, 2025	For each of the two years in the period ended April 30, 2025	For each of the five years in the period ended April 30, 2025
UBS Select 100% US Treasury Preferred Fund	For the year ended April 30, 2025	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

UBS Preferred Funds

Report of independent registered public accounting firm

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

UBS Preferred Funds

General information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2025:

Fund	Qualified interest income	Qualified short term capital gains	Long term capital gains
Government Preferred Fund	$736,626,917	$—	$—
Treasury Preferred Fund	949,610,331	—	—
100% US Treasury Preferred Fund	128,469,815	—	—
Prime CNAV Preferred Fund	214,746,156	—	—

Master Trust

Annual Financial Statements  |  April 30, 2025

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2024 to April 30, 2025.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2024	Ending account value April 30, 2025	Expenses paid during period 11/01/24 to 04/30/25[1]	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

100% US Treasury Master Fund
Actual	$1,000.00	$1,021.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,022.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

20

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	19 days

Portfolio composition[2]
U.S. Treasury obligations	47.7%
Repurchase agreements	33.2
U.S. government agency obligations	15.2
Other assets in excess of liabilities	3.9
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

21

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	13 days

Portfolio composition[2]
U.S. Treasury obligations	52.4%
Repurchase agreements	45.4
Other assets in excess of liabilities	2.2
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

22

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	24 days

Portfolio composition[2]
U.S. Treasury obligations	100.5%
Liabilities in excess of other assets	(0.5)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

23

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]
United States	51.7%
Japan	9.6
Sweden	6.9
Australia	5.5
Singapore	4.2
Total	77.9%

Portfolio composition[2]
Commercial paper	45.5%
Repurchase agreements	37.8
Certificates of deposit	12.3
Time deposits	3.6
Other assets in excess of liabilities	0.8
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

24

Government Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. government agency obligations—15.2%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.405%, due 05/06/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.060%, 4.420%, due 05/01/25[1]	80,000,000	80,000,000
1 day USD SOFR + 0.090%, 4.450%, due 05/01/25[1]	28,000,000	28,000,000
1 day USD SOFR + 0.105%, 4.465%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	95,000,000	95,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	133,000,000	133,034,468
1 day USD SOFR + 0.125%, 4.485%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 4.490%, due 05/01/25[1]	68,000,000	68,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	156,000,000	156,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	208,000,000	208,000,000
Federal Home Loan Bank Discount Notes
4.015%, due 10/17/25[2]	105,000,000	103,020,940
4.020%, due 10/17/25[2]	70,000,000	68,678,983
4.030%, due 10/27/25[2]	116,000,000	113,675,586
4.050%, due 10/20/25[2]	136,000,000	133,368,400
4.060%, due 10/22/25[2]	133,000,000	130,390,097
4.200%, due 07/23/25[2]	134,000,000	132,702,433
4.200%, due 07/24/25[2]	133,000,000	131,696,600
4.210%, due 07/10/25[2]	252,000,000	249,937,100
4.210%, due 07/21/25[2]	99,000,000	98,062,223
Federal Home Loan Banks
1 day USD SOFR + 0.030%, 4.390%, due 05/01/25[1]	153,150,000	153,109,540
1 day USD SOFR + 0.035%, 4.395%, due 05/01/25[1]	133,000,000	133,000,000
1 day USD SOFR + 0.040%, 4.400%, due 05/01/25[1]	245,000,000	245,000,000
1 day USD SOFR + 0.085%, 4.445%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.100%, 4.460%, due 05/01/25[1]	379,000,000	379,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	171,000,000	171,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	142,000,000	142,000,000
1 day USD SOFR + 0.170%, 4.530%, due 05/01/25[1]	102,000,000	102,000,000
Total U.S. government agency obligations (cost—$3,646,676,370)		3,646,676,370

	Face amount	Value
U.S. Treasury obligations—47.7%
U.S. Treasury Bills
4.313% due 05/06/25[3]	$407,000,000	$406,762,866
4.293% due 05/27/25[3]	245,000,000	244,253,294
4.299% due 05/01/25[3]	537,000,000	537,000,000
4.299% due 05/29/25[3]	537,000,000	535,247,888
4.308% due 05/13/25[3]	402,000,000	401,438,540
4.310% due 06/12/25[3]	244,000,000	242,795,860
4.312% due 06/24/25[3]	245,000,000	243,447,312
4.313% due 05/20/25[3]	254,000,000	253,431,604
4.318% due 05/13/25[3]	259,000,000	258,633,515
4.320% due 06/05/25[3]	252,000,000	250,961,200
4.324% due 05/27/25[3]	467,000,000	465,581,747
4.325% due 05/08/25[3]	532,000,000	531,563,464
4.325% due 05/29/25[3]	386,000,000	384,725,557
4.329% due 05/20/25[3]	470,000,000	468,955,686
4.330% due 05/15/25[3]	541,000,000	540,111,107
4.330% due 05/22/25[3]	527,000,000	525,701,165
4.333% due 05/27/25[3]	401,000,000	399,770,601
4.346% due 05/22/25[3]	263,000,000	262,345,678
4.348% due 05/15/25[3]	141,000,000	140,769,152
4.414% due 05/08/25[3]	140,000,000	139,884,033
4.450% due 05/15/25[3]	139,000,000	138,767,399
4.467% due 05/22/25[3]	287,000,000	286,278,434
4.483% due 05/01/25[3]	289,000,000	289,000,000
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[1]	370,000,000	369,922,834
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[1]	663,000,000	663,007,575
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[1]	516,000,000	515,822,418
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[1]	810,000,000	810,459,817
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[1]	699,000,000	699,135,735
U.S. Treasury Notes
3.875% due 01/15/26	138,000,000	137,844,887
4.250% due 01/31/26	204,000,000	204,290,427
4.625% due 03/15/26	134,000,000	134,581,547
Total U.S. Treasury obligations (cost—$11,482,491,342)		11,482,491,342

Repurchase agreements—33.2%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.320% due 06/04/2025, collateralized by $100 U.S. Treasury Bonds, 3.000% due 08/15/52, $41,553,297 Federal Home Loan Mortgage Corp., obligations, 2.500% to 5.608% due 07/01/50 to 05/01/55 and $86,428,284 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/28 to 09/01/54; (value—$102,000,000); proceeds: $113,512,000[4]	100,000,000	100,000,000

25

Government Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.370% due 05/07/2025, collateralized by $236,870,200 Federal National Mortgage Association obligations, 1.500% to 7.500% due 01/01/42 to 04/01/55; (value—$204,000,000); proceeds: $219,883,500[4]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/25 with TD Securities (USA) LLC, 4.390% due 05/01/2025, collateralized by $290,561,657 Federal Home Loan Mortgage Corp., obligations, 1.500% to 6.004% due 11/15/27 to 05/25/55 and $334,970,767 Federal National Mortgage Association obligations, 2.000% to 5.554% due 04/25/26 to 10/25/56, ; (value—$408,000,001); proceeds: $400,048,778	400,000,000	400,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 4.450% due 07/29/2025, collateralized by $6,850,342,271 Federal Home Loan Mortgage Corp., obligations, zero coupon to 6.439% due 03/25/29 to 02/25/55, $2,793,395,029 Federal National Mortgage Association obligations, zero coupon to 6.500% due 07/25/28 to 03/25/55 and $3,781,483,575 Government National Mortgage Association obligations, zero coupon to 6.500% due 10/20/34 to 03/16/65; (value—$515,000,000); proceeds: $502,190,000[4]	500,000,000	500,000,000
Repurchase agreement dated 04/30/25 with J.P. Morgan Securities LLC., 4.380% due 05/01/2025, collateralized by $4,468,207,934 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/25 to 04/01/55; (value—$2,040,000,000); proceeds: $2,000,243,333	2,000,000,000	2,000,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/2025, collateralized by $374,000,000 U.S. Treasury Notes, 2.000% to 5.000% due 07/31/25 to 09/30/25, $1,633,706,800 U.S. Treasury Bill, zero coupon due 08/19/25 to 09/18/25 and $2,533,874,600 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 07/15/25 to 10/15/28; (value—$4,879,680,314); proceeds: $4,784,005,807	$4,784,000,000	$4,784,000,000
Total repurchase agreements (cost—$7,984,000,000)		7,984,000,000
Total investments (cost—$23,113,167,712 which approximates cost for federal income tax purposes)—96.1%		23,113,167,712

Other assets in excess of liabilities—3.9%		929,586,953
Net assets—100.0%		$24,042,754,665

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

26

Government Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$3,646,676,370	$—	$3,646,676,370
U.S. Treasury obligations	—	11,482,491,342	—	11,482,491,342
Repurchase agreements	—	7,984,000,000	—	7,984,000,000
Total	$—	$23,113,167,712	$—	$23,113,167,712

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2025.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

See accompanying notes to financial statements.

27

Treasury Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. Treasury obligations—52.4%
U.S. Treasury Bills
4.313% due 05/06/25[1]	$668,000,000	$667,610,797
4.291% due 06/05/25[1]	412,000,000	410,313,661
4.293% due 05/27/25[1]	413,000,000	411,741,268
4.299% due 05/01/25[1]	900,000,000	900,000,000
4.299% due 05/29/25[1]	897,000,000	894,073,288
4.308% due 05/13/25[1]	692,000,000	691,033,507
4.310% due 06/12/25[1]	410,000,000	407,976,650
4.312% due 06/24/25[1]	413,000,000	410,382,612
4.313% due 05/20/25[1]	415,000,000	414,071,322
4.318% due 05/13/25[1]	429,000,000	428,392,965
4.320% due 06/05/25[1]	415,000,000	413,289,278
4.324% due 05/27/25[1]	802,000,000	799,564,371
4.325% due 05/08/25[1]	908,000,000	907,254,935
4.325% due 05/29/25[1]	624,000,000	621,939,760
4.329% due 05/20/25[1]	791,000,000	789,242,442
4.330% due 05/15/25[1]	904,000,000	902,514,678
4.330% due 05/22/25[1]	893,000,000	890,799,127
4.333% due 05/27/25[1]	640,000,000	638,037,867
4.346% due 05/22/25[1]	434,000,000	432,920,244
4.348% due 05/15/25[1]	219,000,000	218,641,448
4.414% due 05/08/25[1]	220,000,000	219,817,767
4.450% due 05/15/25[1]	217,000,000	216,636,875
4.467% due 05/22/25[1]	452,000,000	450,863,597
4.483% due 05/01/25[1]	441,000,000	441,000,000
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[2]	608,000,000	607,875,861
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[2]	1,493,000,000	1,493,050,731
3 mo. Treasury money market yield + 0.160%, 4.431% due 05/01/25[2]	413,000,000	413,000,000
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[2]	1,241,000,000	1,240,312,933
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[2]	1,604,000,000	1,605,060,343
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[2]	1,969,000,000	1,969,939,262
U.S. Treasury Notes
3.875% due 01/15/26	222,000,000	221,750,470
4.250% due 01/31/26	331,000,000	331,471,233
4.625% due 03/15/26	220,000,000	220,954,778
Total U.S. Treasury obligations (cost—$21,681,534,070)		21,681,534,070

	Face amount	Value
Repurchase agreements—45.4%
Repurchase agreement dated 04/30/25 with MUFG Securities Americas, Inc., 4.370% due 05/01/25, collateralized by $300,378,600 U.S. Treasury Notes, 0.500% to 4.625% due 08/31/26 to 02/15/33, $45,653,500 U.S. Treasury Bill, zero coupon due 07/22/25 to 07/24/25, $177,745,700 U.S. Treasury Bonds, 1.375% to 4.625% due 02/15/43 to 02/15/55, $100 U.S. Treasury Inflation Index Bonds, 0.875% due 02/15/47 and $42,412,500 U.S. Treasury Inflation Index Notes, 0.125% to 1.250% due 10/15/26 to 07/15/30; (value—$510,000,013); proceeds: $500,060,694	$500,000,000	$500,000,000
Repurchase agreement dated 03/20/25 with Barclays Bank PLC, 4.300% due 05/07/25, collateralized by $149,497,983 U.S. Treasury Bond Strips, zero coupon due 02/15/34, $78,944,800 U.S. Treasury Bond Principal Strips, zero coupon due 02/15/44 to 11/15/54, $14,909,500 U.S. Treasury Bonds, 4.250% due 08/15/54, $373,109,600 U.S. Treasury Inflation Index Bonds, 1.000% to 1.500% due 02/15/46 to 02/15/53 and $426,321,100 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 10/15/25 to 01/15/26; (value—$1,020,000,034); proceeds: $1,004,897,222[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/25, collateralized by $5,182,650,300 U.S. Treasury Notes, 0.500% to 4.875% due 11/15/25 to 11/15/34, $1,191,440,400 U.S. Treasury Bill, zero coupon due 10/16/25 to 04/16/26, $11,350,168,700 U.S. Treasury Bonds, 1.125% to 4.625% due 08/15/40 to 02/15/53, $95,000,000 U.S. Treasury Inflation Index Bonds, 1.500% to 2.000% due 01/15/26 to 02/15/53 and $2,222,000,000 U.S. Treasury Inflation Index Notes, 0.125% to 2.125% due 10/15/25 to 01/15/35; (value—$17,659,260,151); proceeds: $17,315,101,606	17,313,000,000	17,313,000,000
Total repurchase agreements (cost—$18,813,000,000)		18,813,000,000
Total investments (cost—$40,494,534,070 which approximates cost for federal income tax purposes)—97.8%		40,494,534,070

Other assets in excess of liabilities—2.2%		922,758,316
Net assets—100.0%		$41,417,292,386

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

28

Treasury Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$21,681,534,070	$—	$21,681,534,070
Repurchase agreements	—	18,813,000,000	—	18,813,000,000
Total	$—	$40,494,534,070	$—	$40,494,534,070

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

See accompanying notes to financial statements.

29

100% US Treasury Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. Treasury obligations—100.5%
U.S. Treasury Bills
4.255% due 05/27/25[1]	$93,000,000	$92,720,587
4.264% due 05/27/25[1]	100,000,000	99,698,732
4.264% due 06/03/25[1]	400,000,000	398,465,500
4.273% due 05/20/25[1]	100,000,000	99,779,186
4.273% due 05/29/25[1]	116,000,000	115,622,871
4.273% due 06/03/25[1]	30,000,000	29,885,090
4.274% due 05/22/25[1]	100,000,000	99,755,968
4.274% due 05/29/25[1]	100,000,000	99,674,850
4.276% due 05/29/25[1]	100,000,000	99,674,889
4.277% due 05/29/25[1]	48,000,000	47,843,200
4.278% due 05/15/25[1]	89,000,000	88,854,960
4.278% due 06/03/25[1]	66,000,000	65,746,783
4.279% due 06/10/25[1]	100,000,000	99,533,333
4.281% due 05/22/25[1]	21,000,000	20,948,697
4.282% due 05/20/25[1]	65,000,000	64,856,260
4.283% due 06/03/25[1]	150,000,000	149,424,287
4.313% due 05/06/25[1]	240,000,000	239,858,667
4.289% due 06/03/25[1]	100,000,000	99,614,450
4.290% due 05/20/25[1]	39,000,000	38,913,797
4.290% due 06/05/25[1]	50,000,000	49,795,291
4.291% due 06/05/25[1]	107,000,000	106,562,043
4.291% due 06/05/25[1]	200,000,000	199,181,097
4.293% due 05/27/25[1]	107,000,000	106,673,888
4.296% due 05/08/25[1]	100,000,000	99,918,217
4.296% due 05/29/25[1]	61,000,000	60,800,157
4.296% due 06/03/25[1]	130,000,000	129,497,891
4.298% due 06/05/25[1]	100,000,000	99,589,625
4.299% due 05/01/25[1]	67,000,000	67,000,000
4.299% due 05/01/25[1]	58,000,000	58,000,000
4.299% due 05/27/25[1]	100,000,000	99,697,172
4.299% due 05/29/25[1]	201,000,000	200,344,182
4.299% due 05/29/25[1]	62,000,000	61,797,611
4.299% due 06/05/25[1]	200,000,000	199,179,639
4.299% due 06/12/25[1]	50,000,000	49,753,909
4.300% due 05/01/25[1]	100,000,000	100,000,000
4.300% due 05/29/25[1]	70,000,000	69,771,551
4.302% due 05/20/25[1]	330,000,000	329,265,887
4.307% due 05/13/25[1]	300,000,000	299,578,000
4.308% due 05/13/25[1]	150,000,000	149,790,500
4.309% due 06/24/25[1]	80,000,000	79,493,360
4.310% due 05/08/25[1]	335,000,000	334,724,462
4.310% due 06/12/25[1]	105,000,000	104,481,825
4.311% due 05/22/25[1]	85,000,000	84,791,398
4.311% due 05/27/25[1]	60,000,000	59,816,917
4.312% due 06/24/25[1]	107,000,000	106,321,887
4.313% due 05/20/25[1]	107,000,000	106,760,558
4.315% due 05/01/25[1]	300,000,000	300,000,000
4.315% due 05/15/25[1]	46,000,000	45,924,729
4.318% due 05/13/25[1]	111,000,000	110,842,935
4.319% due 06/03/25[1]	100,000,000	99,612,113
4.320% due 05/22/25[1]	100,000,000	99,754,388
4.320% due 06/05/25[1]	107,000,000	106,558,922
4.323% due 05/27/25[1]	45,000,000	44,863,094
4.324% due 05/27/25[1]	173,000,000	172,474,609
4.325% due 05/08/25[1]	37,000,000	36,969,639
4.325% due 05/15/25[1]	340,000,000	339,438,717

	Face amount	Value
U.S. Treasury obligations—(continued)
4.325% due 05/29/25[1]	$163,000,000	$162,461,828
4.329% due 05/20/25[1]	173,000,000	172,615,604
4.330% due 05/15/25[1]	201,000,000	200,669,746
4.330% due 05/20/25[1]	100,000,000	99,777,204
4.330% due 05/22/25[1]	202,000,000	201,502,154
4.333% due 05/08/25[1]	25,000,000	24,979,438
4.333% due 05/27/25[1]	169,000,000	168,481,874
4.338% due 05/27/25[1]	100,000,000	99,694,789
4.346% due 05/22/25[1]	111,000,000	110,723,841
4.348% due 05/15/25[1]	45,000,000	44,926,325
4.450% due 05/15/25[1]	43,000,000	42,928,044
4.467% due 05/22/25[1]	83,000,000	82,791,324
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[2]	145,000,000	144,967,445
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[2]	382,250,000	382,208,412
3 mo. Treasury money market yield + 0.160%, 4.431% due 05/01/25[2]	107,000,000	107,000,000
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[2]	267,000,000	266,969,454
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[2]	358,000,000	358,253,795
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[2]	326,928,000	327,158,887
U.S. Treasury Notes
3.875% due 01/15/26	51,000,000	50,942,676
4.250% due 01/31/26	79,000,000	79,112,469
4.625% due 03/15/26	55,000,000	55,239,030
Total U.S. Treasury obligations (cost—$10,003,302,659)		10,003,302,659
Total investments (cost—$10,003,302,659 which approximates cost for federal income tax purposes)—100.5%		10,003,302,659

Liabilities in excess of other assets—(0.5)%		(51,909,089)
Net assets—100.0%		$9,951,393,570

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

30

100% US Treasury Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$10,003,302,659	$—	$10,003,302,659
Total	$—	$10,003,302,659	$—	$10,003,302,659

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

31

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Certificates of deposit—12.3%
Banking-non-U.S.—11.0%
Bank of Nova Scotia
1 day USD SOFR + 0.300%, 4.660%, due 05/01/25[1]	$85,000,000	$85,000,000
Commonwealth Bank of Australia
1 day USD SOFR + 0.280%, 4.620%, due 05/01/25[1]	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp.
4.350%, due 05/01/25	50,000,000	50,000,000
1 day USD SOFR + 0.220%, 4.580%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	125,000,000	124,999,498
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	125,000,000	125,000,000
Mizuho Bank Ltd.
4.470%, due 07/16/25	65,000,000	65,000,000
4.500%, due 08/13/25	100,000,000	100,000,000
MUFG Bank Ltd.
4.460%, due 08/08/25	100,000,000	100,000,000
4.530%, due 06/12/25	125,000,000	125,000,000
National Australia Bank Ltd. 4.700%, due 05/01/25[1]	125,000,000	125,000,000
Nordea Bank Abp
1 day USD SOFR + 0.280%, 4.640%, due 05/01/25[1]	62,000,000	62,000,000
1 day USD SOFR + 0.370%, 4.730%, due 05/01/25[1]	42,000,000	42,000,000
Oversea-Chinese Banking Corp. Ltd.
1 day USD SOFR + 0.190%, 4.550%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.190%, 4.550%, due 05/01/25[1]	63,000,000	63,000,000
4.580%, due 06/05/25	125,000,000	125,000,000
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1]	121,000,000	121,000,000
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1]	100,000,000	99,916,667
1 day USD SOFR + 0.400%, 4.760%, due 05/01/25[1]	65,000,000	65,000,000
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.320%, 4.680%, due 05/01/25[1]	92,000,000	92,000,000
Sumitomo Mitsui Banking Corp.
4.540%, due 06/11/25[2]	125,000,000	125,000,000
1 day USD SOFR + 0.180%, 4.540%, due 05/01/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	77,000,000	77,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	62,000,000	62,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	125,000,000	125,000,000
Sumitomo Mitsui Trust Bank Ltd.
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1]	128,000,000	128,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken AB
1 day USD SOFR + 0.210%, 4.570%, due 05/01/25[1]	$125,000,000	$125,000,000
Swedbank AB
1 day USD SOFR + 0.250%, 4.610%, due 05/01/25[1]	125,000,000	125,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.320%, 4.680%, due 05/01/25[1]	70,000,000	70,000,000

		2,771,916,165

Banking-U.S.—1.3%
Cooperatieve Rabobank UA
1 day USD SOFR + 0.210%, 4.570%, due 05/01/25[1]	124,000,000	124,000,000
KBC Bank NV 4.330%, due 05/07/25	195,000,000	195,000,000

		319,000,000
Total Certificates of deposit (cost—$3,090,916,165)		3,090,916,165

Commercial paper—45.5%
Asset-backed-miscellaneous—8.8%
Albion Capital Corp. SA/Albion Capital LLC
4.390%, due 05/28/25	53,000,000	52,825,497
4.420%, due 05/20/25	13,000,000	12,969,674
Antalis SA
4.410%, due 05/05/25[2]	35,000,000	34,982,850
4.410%, due 05/06/25[2]	28,000,000	27,982,850
4.410%, due 05/13/25[2]	28,410,000	28,368,237
4.410%, due 05/21/25[2]	23,650,000	23,592,057
Barton Capital SA
4.330%, due 05/01/25[2]	87,000,000	87,000,000
4.340%, due 05/06/25[2]	25,000,000	24,984,931
4.380%, due 05/30/25[2]	73,000,000	72,742,432
4.400%, due 05/23/25[2]	12,000,000	11,967,733
4.550%, due 05/16/25[2]	50,000,000	49,905,208
Cabot Trail Funding LLC
4.320%, due 05/01/25[2]	75,000,000	75,000,000
4.420%, due 07/28/25[2]	67,300,000	66,572,861
Fairway Finance Co. LLC 4.330%, due 05/01/25[2]	50,000,000	50,000,000
Gotham Funding Corp.
4.370%, due 06/04/25[2]	64,000,000	63,735,858
4.375%, due 05/06/25[2]	77,000,000	76,953,212
Liberty Street Funding LLC
4.300%, due 07/28/25[2]	30,000,000	29,684,667
4.370%, due 07/09/25[2]	85,000,000	84,288,054
4.380%, due 07/01/25[2]	42,000,000	41,688,290
LMA-Americas LLC
4.370%, due 05/05/25[2]	51,000,000	50,975,237
4.370%, due 05/23/25[2]	19,000,000	18,949,259
4.370%, due 05/27/25[2]	64,000,000	63,798,009
Nieuw Amsterdam Receivables Corp. BV 4.340%, due 06/02/25[2]	24,000,000	23,907,413

32

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Old Line Funding LLC
4.320%, due 08/27/25[2]	$42,000,000	$41,405,280
4.350%, due 10/29/25	42,000,000	41,081,425
4.570%, due 05/01/25[1]	130,000,000	130,000,000
1 day USD SOFR + 0.260%, 4.620%, due 05/01/25[1,2]	75,000,000	75,000,000
1 day USD SOFR + 0.300%, 4.660%, due 05/01/25[1,2]	50,000,000	50,000,000
1 day USD SOFR + 0.300%, 4.660%, due 05/01/25[1,2]	100,000,000	100,000,000
Sheffield Receivables Co. LLC
4.370%, due 05/06/25[2]	57,000,000	56,965,404
4.380%, due 05/09/25[2]	12,000,000	11,988,320
Starbird Funding Corp. 4.370%, due 05/09/25[2]	94,000,000	93,908,716
Thunder Bay Funding LLC
4.320%, due 08/27/25[2]	42,000,000	41,405,280
4.360%, due 07/03/25	25,000,000	24,809,250
4.640%, due 05/01/25[1]	75,000,000	75,000,000
Versailles Commercial Paper LLC 4.480%, due 05/01/25[1]	108,000,000	108,000,000
Victory Receivables Corp.
4.370%, due 05/09/25[2]	85,000,000	84,917,456
4.370%, due 06/02/25[2]	85,000,000	84,669,822
4.380%, due 05/06/25[2]	39,000,000	38,976,275
4.420%, due 07/21/25[2]	84,000,000	83,164,620

		2,214,166,177

Banking-non-U.S.—34.8%
ANZ New Zealand International Ltd. 4.530%, due 05/06/25[2]	98,000,000	97,938,342
Australia & New Zealand Banking Group Ltd.
4.300%, due 07/07/25[2]	127,000,000	125,983,647
4.470%, due 06/16/25[2]	127,000,000	126,274,618
4.520%, due 06/02/25[2]	84,000,000	83,662,507
4.560%, due 05/01/25[1]	73,000,000	73,000,000
4.570%, due 05/01/25[1,2]	24,000,000	24,000,000
Bank of Montreal
1 day USD SOFR + 0.370%, 4.730%, due 05/01/25[1]	30,000,000	30,000,000
Barclays Bank PLC
4.400%, due 07/08/25[2]	125,000,000	123,961,111
4.410%, due 07/03/25[2]	127,000,000	126,019,877
4.440%, due 08/01/25[2]	125,000,000	123,581,667
4.510%, due 05/14/25[2]	92,000,000	91,850,168
Commonwealth Bank of Australia
4.500%, due 05/01/25[1]	72,000,000	71,997,123
4.510%, due 05/01/25[1]	100,000,000	100,000,000
4.510%, due 05/01/25[1]	128,000,000	128,000,000
4.610%, due 05/01/25[1]	50,000,000	50,000,000
4.620%, due 05/01/25[1]	100,000,000	100,000,000
4.640%, due 05/01/25[1]	84,000,000	84,000,000
Cooperatieve Rabobank UA 4.310%, due 09/05/25	89,250,000	87,892,979
DBS Bank Ltd.
4.340%, due 06/03/25[2]	78,000,000	77,689,690

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
4.350%, due 05/20/25[2]	$16,000,000	$15,963,267
4.380%, due 08/04/25[2]	125,000,000	123,555,208
4.520%, due 05/27/25[2]	91,000,000	90,702,936
DNB Bank ASA
4.280%, due 05/07/25[2]	100,000,000	99,928,667
4.290%, due 07/29/25[2]	125,000,000	123,674,271
4.300%, due 07/21/25[2]	73,000,000	72,293,725
4.310%, due 08/25/25[2]	71,000,000	70,013,968
4.330%, due 07/29/25[2]	59,000,000	58,368,421
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.320%, due 05/01/25[2]	325,000,000	325,000,000
Erste Finance Delaware LLC
4.330%, due 05/01/25[2]	28,000,000	28,000,000
4.330%, due 05/06/25[2]	280,000,000	279,831,611
4.330%, due 05/07/25[2]	475,000,000	474,657,209
Federation des Caisses Desjardins du Quebec 4.350%, due 05/07/25[2]	400,000,000	399,710,000
Mizuho Bank Ltd.
4.370%, due 08/07/25[2]	125,000,000	123,512,986
4.375%, due 06/12/25[2]	100,000,000	99,489,583
4.395%, due 07/07/25[2]	125,000,000	123,977,552
4.500%, due 05/07/25[2]	123,000,000	122,907,750
4.515%, due 05/20/25[2]	125,000,000	124,702,135
National Australia Bank Ltd.
4.500%, due 05/21/25[2]	125,000,000	124,687,500
4.600%, due 05/01/25[1]	99,000,000	99,000,000
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1,2]	125,000,000	125,000,000
Natixis SA 4.530%, due 05/12/25	125,000,000	124,826,979
Nordea Bank Abp
4.330%, due 08/18/25[2]	78,000,000	76,977,398
4.560%, due 05/01/25[1,2]	127,000,000	127,000,000
1 day USD SOFR + 0.200%, 4.560%, due 05/01/25[1,2]	62,000,000	62,000,000
NRW Bank 4.325%, due 05/27/25[2]	37,000,000	36,884,426
Oversea-Chinese Banking Corp. Ltd. 4.350%, due 06/11/25[2]	134,000,000	133,336,142
Podium Funding Trust
4.350%, due 07/14/25	100,000,000	99,105,833
4.360%, due 10/23/25	84,000,000	82,219,667
4.370%, due 07/23/25	50,000,000	49,496,236
4.380%, due 07/28/25	50,000,000	49,464,667
4.440%, due 07/07/25	50,000,000	49,586,833
4.520%, due 05/27/25	30,000,000	29,902,067
4.610%, due 05/01/25[1]	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.180%, 4.540%, due 05/01/25[1,2]	125,000,000	125,000,000
4.560%, due 05/01/25[1]	73,000,000	73,000,000
4.680%, due 05/01/25[1,2]	33,000,000	33,000,000
4.680%, due 05/01/25[1,2]	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp. 4.365%, due 07/09/25[2]	125,000,000	123,954,219

33

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Sumitomo Mitsui Trust 4.430%, due 07/17/25[2]	$125,000,000	$123,815,590
Sumitomo Mitsui Trust Bank Ltd.
4.320%, due 08/25/25[2]	125,000,000	123,260,000
4.330%, due 08/25/25[2]	125,000,000	123,255,972
4.390%, due 07/15/25[2]	60,000,000	59,451,250
4.430%, due 07/23/25[2]	123,000,000	121,743,726
4.430%, due 07/29/25[2]	60,000,000	59,342,883
Svenska Handelsbanken AB
4.310%, due 07/09/25[2]	128,000,000	126,942,613
4.560%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.200%, 4.560%, due 05/01/25[1,2]	74,000,000	74,000,000
4.640%, due 05/01/25[1]	125,000,000	125,000,000
Swedbank AB
4.335%, due 07/14/25[2]	63,000,000	62,438,618
4.355%, due 08/25/25[2]	64,000,000	63,101,902
4.360%, due 07/10/25[2]	125,000,000	123,940,278
4.560%, due 05/01/25[1]	91,000,000	91,000,000
1 day USD SOFR + 0.250%, 4.610%, due 05/01/25[1,2]	101,000,000	101,000,000
4.640%, due 05/01/25[1]	125,000,000	125,000,000
United Overseas Bank Ltd.
4.320%, due 05/29/25[2]	91,000,000	90,694,240
4.530%, due 05/01/25[1]	60,000,000	59,997,683
4.530%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1,2]	100,000,000	100,000,000
Westpac Banking Corp.
4.580%, due 05/01/25[1,2]	125,000,000	125,000,000
4.620%, due 05/01/25[1,2]	125,000,000	125,000,000
4.760%, due 05/01/25[1,2]	125,000,000	125,000,000

		8,710,567,740

Banking-U.S.—1.9%
Bedford Row Funding Corp.
4.300%, due 08/07/25[2]	50,000,000	49,414,722
4.440%, due 06/12/25[2]	99,000,000	98,487,180
Collateralized Commercial Paper FLEX Co. LLC 4.660%, due 05/01/25[1]	76,000,000	76,000,000
Collateralized Commercial Paper V Co. LLC
4.640%, due 05/01/25[1]	125,000,000	125,000,000
4.660%, due 05/01/25[1]	125,000,000	125,000,000

		473,901,902
Total commercial paper (cost—$11,398,635,819)		11,398,635,819

Time deposits—3.6%
Banking-non-U.S.—3.6%
ABN AMRO Bank NV 4.310%, due 05/01/25	650,000,000	650,000,000
Credit Agricole Corporate & Investment Bank SA 4.310%, due 05/01/25	48,000,000	48,000,000
Mizuho Bank Ltd. 4.330%, due 05/01/25	195,000,000	195,000,000
Total time deposits (cost—$893,000,000)		893,000,000

	Face amount	Value
Repurchase agreements—37.8%
Repurchase agreement dated 04/01/25 with BofA Securities, Inc., 4.980% due 08/04/25, collateralized by $27,559,000 various asset-backed convertible bonds, 2.000% to 8.000% due 05/30/25 to 04/01/55; (value—$26,250,616); proceeds: $25,100,292[3]	$25,000,000	$25,000,000
Repurchase agreement dated 04/30/25 with BNP Paribas Securities Corp., 4.460% due 05/01/25, collateralized by $53,295,800 various asset-backed convertible bonds, 4.375% to 12.750% due 05/15/25 to 12/31/79; (value—$53,814,921); proceeds: $50,006,194	50,000,000	50,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.660% due 06/04/25, collateralized by $51,684,000 various asset-backed convertible bonds, zero coupon to 2.500% due 09/15/25 to 06/01/31; (value—$55,000,249); proceeds: $52,142,306[3]	50,000,000	50,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.560% due 05/07/25, collateralized by $46,102,000 various asset-backed convertible bonds, 0.250% to 5.750% due 08/01/26 to 06/01/54; (value—$59,400,089); proceeds: $56,264,040[3]	54,000,000	54,000,000
Repurchase agreement dated 04/01/25 with BofA Securities, Inc., 4.980% due 08/04/25, collateralized by $70,129,740 various asset-backed convertible bonds, zero coupon to 11.000% due 05/15/25 to 12/31/99; (value—$68,250,380); proceeds: $65,260,758[3]	65,000,000	65,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.560% due 05/07/25, collateralized by $85,302,114 various asset-backed convertible bonds, zero coupon to 15.000% due 08/01/26 to 12/31/99; (value—$81,972,578); proceeds: $78,144,500[3]	75,000,000	75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.700% due 07/29/25, collateralized by $105,487,000 various asset-backed convertible bonds, 2.820% to 8.000% due 09/07/25 to 12/09/54; (value—$105,000,274); proceeds: $104,321,389[3]	100,000,000	100,000,000
Repurchase agreement dated 04/01/25 with BofA Securities, Inc., 4.980% due 08/04/25, collateralized by $195,363,558 various asset-backed convertible bonds, 1.750% to 13.375% due 08/22/25 to 05/15/87; (value—$183,750,002); proceeds: $175,702,042[3]	175,000,000	175,000,000
Repurchase agreement dated 04/30/25 with BNP Paribas Securities Corp., 4.420% due 05/01/25, collateralized by $185,609,314 various asset-backed convertible bonds, 0.750% to 8.000% due 05/23/25 to 12/01/96; (value—$183,902,287); proceeds: $175,021,486	175,000,000	175,000,000

34

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/25 with Barclays Bank PLC, 4.370% due 05/01/25, collateralized by $1,545,976,184 U.S. Treasury Bond Strips, zero coupon due 05/15/26 to 02/15/54, $133,970,800 U.S. Treasury Bond Principal Strips, zero coupon due 11/15/54, $759,259,900 U.S. Treasury Inflation Index Bonds, 0.125% to 3.875% due 01/15/27 to 02/15/54 and $554,700,300 U.S. Treasury Inflation Index Notes, 0.125% to 2.125% due 10/15/25 to 01/15/35; (value—$2,244,000,011); proceeds: $2,200,267,056	$2,200,000,000	$2,200,000,000
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/25, collateralized by $50,000,000 U.S. Treasury Notes, 0.250% due 06/30/25, $143,381,700 U.S. Treasury Bill, zero coupon due 06/24/25 and $5,188,871,100 U.S. Treasury Inflation Index Notes, 0.375% to 2.375% due 07/15/25 to 07/15/34; (value—$6,630,000,212); proceeds: $6,500,789,028	6,500,000,000	6,500,000,000
Total repurchase agreements (cost—$9,469,000,000)		9,469,000,000
Total investments (cost—$24,851,551,984 which approximates cost for federal income tax purposes)—99.2%		24,851,551,984

Other assets in excess of liabilities—0.8%		195,730,750
Net assets—100.0%		$25,047,282,734

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

35

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$3,090,916,165	$—	$3,090,916,165
Commercial paper	—	11,398,635,819	—	11,398,635,819
Time deposits	—	893,000,000	—	893,000,000
Repurchase agreements	—	9,469,000,000	—	9,469,000,000
Total	$—	$24,851,551,984	$—	$24,851,551,984

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,620,459,906, represented 34.4% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

See accompanying notes to financial statements.

36

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

37

Master Trust

Statement of assets and liabilities

April 30, 2025

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Assets:
Investments, at cost
Investments	$15,129,167,712	$21,681,534,070	$10,003,302,659	$15,382,551,984
Repurchase agreements	7,984,000,000	18,813,000,000	—	9,469,000,000

Investments, at value
Investments	15,129,167,712	21,681,534,070	10,003,302,659	15,382,551,984
Repurchase agreements	7,984,000,000	18,813,000,000	—	9,469,000,000
Cash	1,155,411,513	1,318,620,170	51,537,100	489,352,730
Receivable for interest	19,022,610	15,402,726	1,934,541	31,965,155
Deferred offering costs	—	—	34,744	—
Total assets	24,287,601,835	41,828,556,966	10,056,809,044	25,372,869,869

Liabilities:
Payable for investments purchased	242,795,860	407,976,650	104,481,825	323,555,208
Payable to affiliate	2,051,310	3,287,930	773,495	2,031,927
Payable to custodian	—	—	52,858	—
Accrued expenses and other liabilities	—	—	107,296	—
Total liabilities	244,847,170	411,264,580	105,415,474	325,587,135
Net assets, at value	$24,042,754,665	$41,417,292,386	$9,951,393,570	$25,047,282,734

See accompanying notes to financial statements.

38

Master Trust

Statement of operations

For the year ended April 30, 2025

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Investment income:
Interest	$1,274,764,759	$2,064,571,785	$319,024,645	$1,064,733,126
Expenses:
Investment advisory and administration fees	26,077,800	41,959,182	6,840,810	21,645,348
Custody and fund accounting fees	—	—	118,544	—
Trustees’ fees	111,915	174,772	95,226	101,286
Professional services fees	—	—	170,630	—
Printing and shareholder report fees	—	—	15,261	—
Amortization of offering costs	—	—	39,155	—
Other expenses	—	—	60,888	—
Total expenses	26,189,715	42,133,954	7,340,514	21,746,634
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(452,014)	—
Net expenses	26,189,715	42,133,954	6,888,500	21,746,634
Net investment income (loss)	1,248,575,044	2,022,437,831	312,136,145	1,042,986,492
Net realized gain (loss)	1,158,182	—	67,921	66,584
Net increase (decrease) in net assets resulting from operations	$1,249,733,226	$2,022,437,831	$312,204,066	$1,043,053,076

See accompanying notes to financial statements.

39

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$1,248,575,044	$1,049,914,890
Net realized gain (loss)	1,158,182	—
Net increase (decrease) in net assets resulting from operations	1,249,733,226	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	(530,449,132)	3,038,590,921
Net increase (decrease) in net assets	719,284,094	4,088,505,811
Net assets:

Beginning of year	23,323,470,571	19,234,964,760
End of year	$24,042,754,665	$23,323,470,571

	Treasury Master Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$2,022,437,831	$1,933,416,360
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	2,022,437,831	1,933,416,360
Net increase (decrease) in net assets from beneficial interest transactions	297,824,288	2,285,766,889
Net increase (decrease) in net assets	2,320,262,119	4,219,183,249
Net assets:

Beginning of year	39,097,030,267	34,877,847,018
End of year	$41,417,292,386	$39,097,030,267

	100% US Treasury Master Fund
	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$312,136,145	$175,126
Net realized gain (loss)	67,921	—
Net increase (decrease) in net assets resulting from operations	312,204,066	175,126
Net increase (decrease) in net assets from beneficial interest transactions	9,614,090,492	24,923,886
Net increase (decrease) in net assets	9,926,294,558	25,099,012
Net assets:

Beginning of year	25,099,012	—
End of year	$9,951,393,570	$25,099,012

[1]	Commencement of operations.

See accompanying notes to financial statements.

40

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2025		2024
From operations:

Net investment income (loss)	$1,042,986,492		$646,042,580
Net realized gain (loss)	66,584		428
Net increase (decrease) in net assets resulting from operations	1,043,053,076		646,043,008
Net increase (decrease) in net assets from beneficial interest transactions	10,647,278,707	*	3,744,622,503
Net increase (decrease) in net assets	11,690,331,783		4,390,665,511
Net assets:

Beginning of year	13,356,950,951		8,966,285,440
End of year	$25,047,282,734		$13,356,950,951

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

See accompanying notes to financial statements.

41

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.04%	0.06%	0.10%
Net investment income (loss)	4.77%	5.25%	3.78%	0.02%	0.09%
Supplemental data:
Total investment return[1]	4.90%	5.39%	3.14%	0.03%	0.08%
Net assets, end of year (000’s)	$24,042,755	$23,323,471	$19,234,965	$4,297,678	$8,822,693

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

42

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.06%	0.09%
Net investment income (loss)	4.76%	5.24%	3.23%	0.04%	0.09%
Supplemental data:
Total investment return[1]	4.89%	5.36%	3.06%	0.04%	0.08%
Net assets, end of year (000’s)	$41,417,292	$39,097,030	$34,877,847	$21,681,389	$32,675,191

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

43

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
Ratios to average net assets:
Expenses before fee waivers	0.11%	1.73%[2]
Expenses after fee waivers	0.10%	0.10%[2]
Net investment income (loss)	4.53%	5.26%[2]
Supplemental data:
Total investment return[3]	4.95%	0.70%
Net assets, end of period (000’s)	$9,951,394	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

44

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	4.80%	5.41%	3.84%	0.08%	0.19%
Supplemental data:
Total investment return[1]	5.01%	5.55%	3.27%	0.09%	0.17%
Net assets, end of year (000’s)	$25,047,283	$13,356,951	$8,966,285	$1,908,435	$4,449,407

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

45

Master Trust

Notes to financial statements

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with four series.

Treasury Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Master Funds are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Master Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Funds’ portfolio management team acts as the Master Funds’ CODM. Each of the Master Funds represents a single operating segment, as the CODM monitors the operating results of each Master Fund as a

46

Master Trust

Notes to financial statements

whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).Prime CNAV Master Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as a “retail money market fund”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

47

Master Trust

Notes to financial statements

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from Prime CNAV Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended April 30, 2025, the Board of Prime CNAV Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Each Master Fund (except 100% US Treasury Master Fund) may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Such Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each such Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

48

Master Trust

Notes to financial statements

The relevant Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Master Fund, deferred offering costs are amortized over a period of 12 months.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2025, the Master Funds owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,051,310
Treasury Master Fund	3,287,930
100% US Treasury Master Fund	773,495
Prime CNAV Master Fund	2,031,927

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

49

Master Trust

Notes to financial statements

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interest holders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM.

During the period ended April 30, 2025, UBS AM waived the below amount, which is subject to future recoupment:

Fund	Fee waiver expense Reimbursement subject to repayment	Expires April 30, 2027	Expires April 30, 2028
100% US Treasury Master Fund	$506,185	$54,171	$452,014

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2025	2024
Contributions	$92,715,049,160	$56,516,921,636
Withdrawals	(93,245,498,292)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$(530,449,132)	$3,038,590,921

Treasury Master Fund

	For the years ended April 30,
	2025	2024
Contributions	$83,950,122,114	$82,757,159,468
Withdrawals	(83,652,297,826)	(80,471,392,579)
Net increase (decrease) in beneficial interest	$297,824,288	$2,285,766,889

100% US Treasury Master Fund
	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 2024
Contributions	$14,987,658,097	$58,385,304
Withdrawals	(5,373,567,605)	(33,461,418)
Net increase (decrease) in beneficial interest	$9,614,090,492	$24,923,886

[1]	Commencement of operations.

50

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2025		2024
Contributions	$27,537,686,305	*	$9,745,111,848
Withdrawals	(16,890,407,598)		(6,000,489,345)
Net increase (decrease) in beneficial interest	$10,647,278,707		$3,744,622,503

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Funds

Following the close of business August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued a proportionate interest to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of the net assets of the Target Fund for a proportionate interest of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

51

Master Trust

Notes to financial statements

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the accounting and performance survivor, the pro forma results of operations for the year ended April 30, 2025 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
Prime CNAV Master Fund	$1,333,168,738	$(323,440)	$1,332,845,298

52

Master Trust

Report of independent registered public accounting firm

To the Interest holders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and 100% US Treasury Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Master Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Government Master Fund Treasury Master Fund Prime CNAV Master Fund	For the year ended April 30, 2025	For each of the two years in the period ended April 30, 2025	For each of the five years in the period ended April 30, 2025
100% US Treasury Master Fund	For the year ended April 30, 2025	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

53

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

54

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

S1126

UBS Institutional/Reserves Funds

Annual Financial Statements  |  April 30, 2025

Includes:

•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Select 100% US Treasury Institutional Fund
•	UBS Prime Reserves Fund

UBS Institutional/Reserves Funds

Statement of assets and liabilities

April 30, 2025

	UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Select 100% US Treasury Institutional Fund	UBS Prime Reserves Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$9,039,369,084	$17,594,102,522	$6,370,036,365	$14,218,241,248
Investments in Master Fund, at value	9,039,369,084	17,594,102,522	6,370,036,365	14,218,241,248
Deferred offering costs	—	—	26,631	—
Other assets	—	—	41,513	—
Total assets	9,039,369,084	17,594,102,522	6,370,104,509	14,218,241,248

Liabilities:
Dividends payable to shareholders	31,290,852	59,483,625	21,435,730	50,103,982
Payable to affiliate	551,540	1,094,310	17,791	888,387
Payable to custodian	—	—	4,140	—
Accrued expenses and other liabilities	2,724	9,811	1,032,414	16,527
Total liabilities	31,845,116	60,587,746	22,490,075	51,008,896
Net assets	$9,007,523,968	$17,533,514,776	$6,347,614,434	$14,167,232,352
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	9,007,110,617	17,533,514,779	6,347,575,132	14,167,258,231
Distributable earnings (accumulated losses)	413,351	(3)	39,302	(25,879)
Net assets	$9,007,523,968	$17,533,514,776	$6,347,614,434	$14,167,232,352
Shares outstanding	9,007,120,331	17,533,515,096	6,347,575,132	14,166,383,553
Net asset value per share	$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

UBS Institutional/Reserves Funds

Statement of operations

For the year ended April 30, 2025

	UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Select 100% US Treasury Institutional Fund	UBS Prime Reserves Fund
Investment income:
Interest income allocated from Master Fund	$441,866,152	$898,205,838	$186,595,630	$590,989,845
Expenses allocated from Master Fund	(9,091,535)	(18,285,932)	(4,047,900)	(12,074,256)
Net investment income allocated from Master Fund	432,774,617	879,919,906	182,547,730	578,915,589
Expenses:
Administration fees	7,205,745	14,644,827	3,195,041	9,571,868
Transfer agency and related services fees	—	—	149,802	—
Accounting fees	—	—	7,677	—
Trustees’ fees	53,227	84,674	75,363	67,812
Professional fees	—	—	141,427	—
Reports and notices to shareholders	—	—	23,360	—
State registration fees	—	—	42,737	—
Offering costs	—	—	54,987	—
SEC registration fees	—	—	943,159	—
Other expenses	—	—	34,525	—
Total expenses	7,258,972	14,729,501	4,668,078	9,639,680
Less: Fee waivers and/or expense reimbursements by administrator	—	—	(1,442,637)	—
Net expenses	7,258,972	14,729,501	3,225,441	9,639,680
Net investment income (loss)	425,515,645	865,190,405	179,322,289	569,275,909
Net realized gain (loss) allocated from Master Fund	413,615	—	39,302	36,859
Net increase (decrease) in net assets resulting from operations	$425,929,260	$865,190,405	$179,361,591	$569,312,768

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

UBS Institutional/Reserves Funds

Statement of changes in net assets

April 30, 2025

	UBS Select Government Institutional Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$425,515,645	$345,906,121
Net realized gain (loss) allocated from Master Fund	413,615	—
Net increase (decrease) in net assets resulting from operations	425,929,260	345,906,121
Total distributions	(425,515,645)	(345,906,121)
Net increase (decrease) in net assets from beneficial interest transactions	1,584,252,117	1,655,734,907
Net increase (decrease) in net assets	1,584,665,732	1,655,734,907
Net assets:

Beginning of year	7,422,858,236	5,767,123,329
End of year	$9,007,523,968	$7,422,858,236

	UBS Select Treasury Institutional Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$865,190,405	$782,666,690
Net realized gain (loss) allocated from Master Fund	—	—
Net increase (decrease) in net assets resulting from operations	865,190,405	782,666,690
Total distributions	(865,190,405)	(782,895,505)
Net increase (decrease) in net assets from beneficial interest transactions	(166,946,402)	3,581,115,949
Net increase (decrease) in net assets	(166,946,402)	3,580,887,134
Net assets:

Beginning of year	17,700,461,178	14,119,574,044
End of year	$17,533,514,776	$17,700,461,178

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

UBS Institutional/Reserves Funds

Statement of changes in net assets

April 30, 2025

	UBS Select 100% US Treasury Institutional Fund
	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$179,322,289	$57,837
Net realized gain (loss) allocated from Master Fund	39,302	—
Net increase (decrease) in net assets resulting from operations	179,361,591	57,837
Total distributions	(179,322,289)	(57,837)
Net increase (decrease) in net assets from beneficial interest transactions	6,339,195,421	8,379,711
Net increase (decrease) in net assets	6,339,234,723	8,379,711
Net assets:

Beginning of year	8,379,711	—
End of year	$6,347,614,434	$8,379,711

[1]	Commencement of operations.

	UBS Prime Reserves Fund
	For the years ended April 30,
	2025		2024
From operations:

Net investment income (loss)	$569,275,909		$354,805,865
Net realized gain (loss) allocated from Master Fund	36,859		228
Net increase (decrease) in net assets resulting from operations	569,312,768		354,806,093
Total distributions	(569,275,909)		(354,805,865)
Net increase (decrease) in net assets from beneficial interest transactions	6,810,946,439	*	1,948,768,300
Net increase (decrease) in net assets	6,810,983,298		1,948,768,528
Net assets:

Beginning of year	7,356,249,054		5,407,480,526
End of year	$14,167,232,352		$7,356,249,054

*

Includes $5,156,261,571 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Institutional Fund transferred its assets to UBS Prime Reserves Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.047	0.052	0.030	0.000 [1]	0.000 [1]
Net realized and unrealized gain (loss)	0.000 [1]	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.047	0.052	0.030	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.68%	5.25%	2.98%	0.02%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.12%	0.07%	0.15%
Net investment income (loss)[3]	4.69%	5.19%	3.65%	0.02%	0.04%
Supplemental data:
Net assets, end of year (000’s)	$9,007,524	$7,422,858	$5,767,123	$1,683,237	$2,825,954

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

5

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.047	0.052	0.029	0.000 [1]	0.000 [1]
Net realized and unrealized gain (loss)	—	—	(0.000)[1]	—	—
Net increase (decrease) from operations	0.047	0.052	0.029	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.047)	(0.052)	(0.029)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	—	—	—
Total dividends and distributions	(0.047)	(0.052)	(0.029)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.67%	5.23%	2.91%	0.03%	0.04%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers / Trustees’ fees reimbursements[3]	0.18%	0.18%	0.18%	0.07%	0.13%
Net investment income (loss)[3]	4.70%	5.17%	3.19%	0.03%	0.05%
Supplemental data:
Net assets, end of year (000’s)	$17,533,515	$17,700,461	$14,119,574	$7,592,865	$10,472,327

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

6

UBS Select 100% US Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Year ended April 30,	For the period from March 13, 2024[1] to April 30, 2024
	2025
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.047	0.007
Net realized and unrealized gain (loss)	0.000 [2]	—
Net increase (decrease) from operations	0.047	0.007
Dividends from net investment income	(0.047)	(0.007)
Distributions from net realized gains	—	—
Total dividends and distributions	(0.047)	(0.007)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	4.66%	0.69%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[4]	0.22%	3.08%[5]
Expenses after fee waivers /Trustees’ fees reimbursements[4]	0.18%	0.18%[5]
Net investment income (loss)[4]	4.44%	5.18%[5]
Supplemental data:
Net assets, end of period (000’s)	$6,347,614	$8,380

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

7

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.048	0.053	0.031	0.000 [1]	0.001
Net realized and unrealized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.048	0.053	0.031	0.000 [1]	0.001
Dividends from net investment income	(0.048)	(0.053)	(0.031)	(0.000)[1]	(0.001)
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.048)	(0.053)	(0.031)	(0.000)[1]	(0.001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.78%	5.40%	3.11%	0.04%	0.10%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%	0.18%	0.18%	0.15%	0.18%
Net investment income (loss)[3]	4.72%	5.34%	3.78%	0.03%	0.12%
Supplemental data:
Net assets, end of year (000’s)	$14,167,232	$7,356,249	$5,407,481	$1,036,118	$2,021,456

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

8

UBS Institutional/Reserves Funds

Notes to financial statements

Organization and significant accounting policies

UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Select 100% US Treasury Institutional Fund (“100% US Treasury Institutional Fund”), and UBS Prime Reserves Fund (“Prime Reserves Fund), (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

Government Institutional Fund, Treasury Institutional Fund, 100% US Treasury Institutional Fund, and Prime Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Treasury Institutional Fund invests substantially all of its assets in Treasury Master Fund. Prime Reserves Fund commenced operations on January 19, 2016. Government Institutional Fund commenced operations on July 26, 2016, and 100% US Treasury Institutional Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (37.60% for Government Institutional Fund, 64.01% for 100% US Treasury Institutional Fund, 42.48% for Treasury Institutional Fund, and 56.77% for Prime Reserves Fund at April 30, 2025.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

9

UBS Institutional/Reserves Funds

Notes to financial statements

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ portfolio management teams act as the Funds’ CODM. Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—Each of the Funds attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund, are permitted to seek to maintain a stable price per share. Prime Reserves Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund”, Prime Reserves Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime Reserves Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime CNAV Master Fund may impose a fee upon the sale of your shares of the related feeder fund. For the period ended April 30, 2025, Prime Reserves Fund was not subject to any liquidity fees.

By operating as “government money market funds”, Government Institutional Fund, 100% US Treasury Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund, 100% US Treasury Institutional Fund and Treasury Institutional Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP.

10

UBS Institutional/Reserves Funds

Notes to financial statements

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—With respect to 100% US Treasury Institutional Fund, offering costs consist primarily of legal fees and other costs incurred with the Fund’s share offerings, the preparation of the Fund’s registration statement, and registration fees. Deferred offering costs are amortized over a period of 12 months.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Institutional Fund	0.08%
Treasury Institutional Fund	0.08
100% US Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08

At April 30, 2025, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Government Institutional Fund	$551,540
Treasury Institutional Fund	1,094,310
100% US Treasury Institutional Fund	456,736
Prime Reserves Fund	888,387

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ (with the exception of the 100% US Treasury Institutional Fund’s) expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its administration fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At April 30, 2025, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

With respect to 100% US Treasury Institutional Fund, such Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and organization. This Fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2025 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.18%. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement

11

UBS Institutional/Reserves Funds

Notes to financial statements

agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

At April 30, 2025, UBS AM owed the Funds and for the period ended April 30, 2025, UBS AM was contractually obligated to waive, as follows, and such waived amount is subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
100% US Treasury Institutional Fund	$438,945	$1,442,637

At April 30, 2025, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028
100% US Treasury Institutional Fund	$1,475,008	$32,371	$1,442,637

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2025, there were no amounts owed by UBS AM for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended April 30, 2025 and April 30, 2024 were as follows:

Government Institutional Fund

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the year ended April 30, 2025	For the year ended April 30, 2024
Shares sold	$24,749,571,753	$16,961,499,295
Shares repurchased	(23,559,083,282)	(15,604,464,216)
Dividends reinvested	393,763,646	298,699,828
Net increase (decrease) in beneficial interest	$1,584,252,117	$1,655,734,907

Treasury Institutional Fund

	For the year ended April 30, 2025	For the year ended April 30, 2024
Shares sold	$49,243,166,341	$43,822,153,339
Shares repurchased	(50,189,462,400)	(40,920,375,062)
Dividends reinvested	779,349,657	679,337,672
Net increase (decrease) in beneficial interest	$(166,946,402)	$3,581,115,949

12

UBS Institutional/Reserves Funds

Notes to financial statements

100% US Treasury Institutional Fund

	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
Shares sold	$15,016,531,839	$8,357,247
Shares repurchased	(8,827,592,654)	—
Dividends reinvested	150,256,236	22,464
Net increase (decrease) in beneficial interest	$6,339,195,421	$8,379,711

[1]	Commencement of operations.

Prime Reserves Fund

	For the year ended April 30, 2025		For the year ended April 30, 2024
Shares sold	$22,791,046,130	*	$11,013,907,274
Shares repurchased	(16,520,508,341)		(9,390,996,467)
Dividends reinvested	540,408,650		325,857,493
Net increase (decrease) in beneficial interest	$6,810,946,439		$1,948,768,300

*

Includes $5,156,261,571 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Institutional Fund transferred its assets to UBS Prime Reserves Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2025 and April 30, 2024 were as follows:

	2025			2024
Fund	Tax-exempt income	Ordinary income	long-term realized capital gains	Tax-exempt income	Ordinary income	long-term realized capital gains
Government Institutional Fund	$—	$425,515,645	$—	$—	$345,906,121	$—
Treasury Institutional Fund	—	865,190,405	—	—	782,666,690	228,815
100% US Treasury Institutional Fund	—	179,322,289	—	—	57,837	—
Prime Reserves Fund	—	569,275,909	—	—	354,805,865	—

At April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
Government Institutional Fund	$—	$31,704,203	$—	$—	$—	$(31,290,852)	$413,351
Treasury Institutional Fund	—	59,483,623	—	—	—	(59,483,626)	(3)
100% US Treasury Institutional Fund	—	21,529,564	—	—	—	(21,490,262)	39,302
Prime Reserves Fund	—	50,104,014	—	(25,911)	—	(50,103,982)	(25,879)

13

UBS Institutional/Reserves Funds

Notes to financial statements

Net capital losses recognized by the Funds may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At April 30, 2025, the following Fund had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
Prime Reserves Fund	$25,911	—	$25,911

During the fiscal year ended April 30, 2025, Prime Reserves Fund utilized capital loss carryforwards of $36,859.

At April 30, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

Fund	Distributable earnings (losses)	Beneficial interest
Prime Reserves Fund	$(38,444)	$38,444

The primary reason for this permanent difference is capital loss carryforwards from the target fund in a merger.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025, and since inception for the 100% US Treasury Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Fund

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
UBS Select Prime Institutional Fund	UBS Prime Reserves Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued shares to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of shares of the Target Fund for shares of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Fund Shares	Destination Fund	Destination Fund Shares	Dollar Amount	Exchange Ratio(A)
UBS Select Prime Institutional Fund	5,157,047,337	UBS Prime Reserves Fund	5,156,261,571	$5,156,261,571	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Fund shares outstanding on Reorganization Date.

14

UBS Institutional/Reserves Funds

Notes to financial statements

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
UBS Select Prime Institutional Fund	$(1,767,321)	$5,156,771,016	UBS Prime Reserves Fund	$8,547,172,644	$13,703,943,660

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the accounting and performance survivor, the pro forma results of operations for the year ended April 30, 2025 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
UBS Prime Reserves Fund	$726,436,440	$(213,001)	$726,223,439

15

UBS Institutional/Reserves Funds

Report of independent registered public accounting firm

To the Shareholders of UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund, and UBS Select 100% US Treasury Institutional Fund and the Board of Trustees of UBS Series Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund, and UBS Select 100% US Treasury Institutional Fund (collectively referred to as the “Funds”) (four of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds comprising the Trust) at April 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting UBS Series Funds	Statement of operations	Statements of changes in net assets	Financial highlights
UBS Select Government Institutional Fund UBS Select Treasury Institutional Fund UBS Prime Reserves Fund	For the year ended April 30, 2025	For each of the two years in the period ended April 30, 2025	For each of the five years in the period ended April 30, 2025
UBS Select 100% US Treasury Institutional Fund	For the year ended April 30, 2025	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

16

UBS Institutional/Reserves Funds

General information

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Funds designate the following ordinary income distributions paid as qualified interest income and qualified short term capital gains for the fiscal year ended April 30, 2025:

Fund	Qualified interest income	Qualified short term capital gains
Government Institutional Fund	$425,515,645	$—
Treasury Institutional Fund	783,921,576	—
100% US Treasury Institutional Fund	179,322,289	—
Prime Reserves Fund	265,637,147	—

17

Master Trust

Annual Financial Statements  |  April 30, 2025

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2024 to April 30, 2025.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2024	Ending account value April 30, 2025	Expenses paid during period 11/01/24 to 04/30/25[1]	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

100% US Treasury Master Fund
Actual	$1,000.00	$1,021.80	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,022.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	19 days

Portfolio composition[2]
U.S. Treasury obligations	47.7%
Repurchase agreements	33.2
U.S. government agency obligations	15.2
Other assets in excess of liabilities	3.9
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	13 days

Portfolio composition[2]
U.S. Treasury obligations	52.4%
Repurchase agreements	45.4
Other assets in excess of liabilities	2.2
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	24 days

Portfolio composition[2]
U.S. Treasury obligations	100.5%
Liabilities in excess of other assets	(0.5)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]
United States	51.7%
Japan	9.6
Sweden	6.9
Australia	5.5
Singapore	4.2
Total	77.9%

Portfolio composition[2]
Commercial paper	45.5%
Repurchase agreements	37.8
Certificates of deposit	12.3
Time deposits	3.6
Other assets in excess of liabilities	0.8
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Government Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. government agency obligations—15.2%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.405%, due 05/06/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.060%, 4.420%, due 05/01/25[1]	80,000,000	80,000,000
1 day USD SOFR + 0.090%, 4.450%, due 05/01/25[1]	28,000,000	28,000,000
1 day USD SOFR + 0.105%, 4.465%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	95,000,000	95,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	133,000,000	133,034,468
1 day USD SOFR + 0.125%, 4.485%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 4.490%, due 05/01/25[1]	68,000,000	68,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	156,000,000	156,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	208,000,000	208,000,000
Federal Home Loan Bank Discount Notes
4.015%, due 10/17/25[2]	105,000,000	103,020,940
4.020%, due 10/17/25[2]	70,000,000	68,678,983
4.030%, due 10/27/25[2]	116,000,000	113,675,586
4.050%, due 10/20/25[2]	136,000,000	133,368,400
4.060%, due 10/22/25[2]	133,000,000	130,390,097
4.200%, due 07/23/25[2]	134,000,000	132,702,433
4.200%, due 07/24/25[2]	133,000,000	131,696,600
4.210%, due 07/10/25[2]	252,000,000	249,937,100
4.210%, due 07/21/25[2]	99,000,000	98,062,223
Federal Home Loan Banks
1 day USD SOFR + 0.030%, 4.390%, due 05/01/25[1]	153,150,000	153,109,540
1 day USD SOFR + 0.035%, 4.395%, due 05/01/25[1]	133,000,000	133,000,000
1 day USD SOFR + 0.040%, 4.400%, due 05/01/25[1]	245,000,000	245,000,000
1 day USD SOFR + 0.085%, 4.445%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.100%, 4.460%, due 05/01/25[1]	379,000,000	379,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	171,000,000	171,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	142,000,000	142,000,000
1 day USD SOFR + 0.170%, 4.530%, due 05/01/25[1]	102,000,000	102,000,000
Total U.S. government agency obligations (cost—$3,646,676,370)		3,646,676,370

	Face amount	Value
U.S. Treasury obligations—47.7%
U.S. Treasury Bills
4.313% due 05/06/25[3]	$407,000,000	$406,762,866
4.293% due 05/27/25[3]	245,000,000	244,253,294
4.299% due 05/01/25[3]	537,000,000	537,000,000
4.299% due 05/29/25[3]	537,000,000	535,247,888
4.308% due 05/13/25[3]	402,000,000	401,438,540
4.310% due 06/12/25[3]	244,000,000	242,795,860
4.312% due 06/24/25[3]	245,000,000	243,447,312
4.313% due 05/20/25[3]	254,000,000	253,431,604
4.318% due 05/13/25[3]	259,000,000	258,633,515
4.320% due 06/05/25[3]	252,000,000	250,961,200
4.324% due 05/27/25[3]	467,000,000	465,581,747
4.325% due 05/08/25[3]	532,000,000	531,563,464
4.325% due 05/29/25[3]	386,000,000	384,725,557
4.329% due 05/20/25[3]	470,000,000	468,955,686
4.330% due 05/15/25[3]	541,000,000	540,111,107
4.330% due 05/22/25[3]	527,000,000	525,701,165
4.333% due 05/27/25[3]	401,000,000	399,770,601
4.346% due 05/22/25[3]	263,000,000	262,345,678
4.348% due 05/15/25[3]	141,000,000	140,769,152
4.414% due 05/08/25[3]	140,000,000	139,884,033
4.450% due 05/15/25[3]	139,000,000	138,767,399
4.467% due 05/22/25[3]	287,000,000	286,278,434
4.483% due 05/01/25[3]	289,000,000	289,000,000
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[1]	370,000,000	369,922,834
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[1]	663,000,000	663,007,575
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[1]	516,000,000	515,822,418
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[1]	810,000,000	810,459,817
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[1]	699,000,000	699,135,735
U.S. Treasury Notes
3.875% due 01/15/26	138,000,000	137,844,887
4.250% due 01/31/26	204,000,000	204,290,427
4.625% due 03/15/26	134,000,000	134,581,547
Total U.S. Treasury obligations (cost—$11,482,491,342)		11,482,491,342

Repurchase agreements—33.2%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.320% due 06/04/2025, collateralized by $100 U.S. Treasury Bonds, 3.000% due 08/15/52, $41,553,297 Federal Home Loan Mortgage Corp., obligations, 2.500% to 5.608% due 07/01/50 to 05/01/55 and $86,428,284 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/28 to 09/01/54; (value—$102,000,000); proceeds: $113,512,000[4]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.370% due 05/07/2025, collateralized by $236,870,200 Federal National Mortgage Association obligations, 1.500% to 7.500% due 01/01/42 to 04/01/55; (value—$204,000,000); proceeds: $219,883,500[4]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/25 with TD Securities (USA) LLC, 4.390% due 05/01/2025, collateralized by $290,561,657 Federal Home Loan Mortgage Corp., obligations, 1.500% to 6.004% due 11/15/27 to 05/25/55 and $334,970,767 Federal National Mortgage Association obligations, 2.000% to 5.554% due 04/25/26 to 10/25/56, ; (value—$408,000,001); proceeds: $400,048,778	400,000,000	400,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 4.450% due 07/29/2025, collateralized by $6,850,342,271 Federal Home Loan Mortgage Corp., obligations, zero coupon to 6.439% due 03/25/29 to 02/25/55, $2,793,395,029 Federal National Mortgage Association obligations, zero coupon to 6.500% due 07/25/28 to 03/25/55 and $3,781,483,575 Government National Mortgage Association obligations, zero coupon to 6.500% due 10/20/34 to 03/16/65; (value—$515,000,000); proceeds: $502,190,000[4]	500,000,000	500,000,000
Repurchase agreement dated 04/30/25 with J.P. Morgan Securities LLC., 4.380% due 05/01/2025, collateralized by $4,468,207,934 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/25 to 04/01/55; (value—$2,040,000,000); proceeds: $2,000,243,333	2,000,000,000	2,000,000,000

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/2025, collateralized by $374,000,000 U.S. Treasury Notes, 2.000% to 5.000% due 07/31/25 to 09/30/25, $1,633,706,800 U.S. Treasury Bill, zero coupon due 08/19/25 to 09/18/25 and $2,533,874,600 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 07/15/25 to 10/15/28; (value—$4,879,680,314); proceeds: $4,784,005,807	$4,784,000,000	$4,784,000,000
Total repurchase agreements (cost—$7,984,000,000)		7,984,000,000
Total investments (cost—$23,113,167,712 which approximates cost for federal income tax purposes)—96.1%		23,113,167,712

Other assets in excess of liabilities—3.9%		929,586,953
Net assets—100.0%		$24,042,754,665

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$3,646,676,370	$—	$3,646,676,370
U.S. Treasury obligations	—	11,482,491,342	—	11,482,491,342
Repurchase agreements	—	7,984,000,000	—	7,984,000,000
Total	$—	$23,113,167,712	$—	$23,113,167,712

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2025.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. Treasury obligations—52.4%
U.S. Treasury Bills
4.313% due 05/06/25[1]	$668,000,000	$667,610,797
4.291% due 06/05/25[1]	412,000,000	410,313,661
4.293% due 05/27/25[1]	413,000,000	411,741,268
4.299% due 05/01/25[1]	900,000,000	900,000,000
4.299% due 05/29/25[1]	897,000,000	894,073,288
4.308% due 05/13/25[1]	692,000,000	691,033,507
4.310% due 06/12/25[1]	410,000,000	407,976,650
4.312% due 06/24/25[1]	413,000,000	410,382,612
4.313% due 05/20/25[1]	415,000,000	414,071,322
4.318% due 05/13/25[1]	429,000,000	428,392,965
4.320% due 06/05/25[1]	415,000,000	413,289,278
4.324% due 05/27/25[1]	802,000,000	799,564,371
4.325% due 05/08/25[1]	908,000,000	907,254,935
4.325% due 05/29/25[1]	624,000,000	621,939,760
4.329% due 05/20/25[1]	791,000,000	789,242,442
4.330% due 05/15/25[1]	904,000,000	902,514,678
4.330% due 05/22/25[1]	893,000,000	890,799,127
4.333% due 05/27/25[1]	640,000,000	638,037,867
4.346% due 05/22/25[1]	434,000,000	432,920,244
4.348% due 05/15/25[1]	219,000,000	218,641,448
4.414% due 05/08/25[1]	220,000,000	219,817,767
4.450% due 05/15/25[1]	217,000,000	216,636,875
4.467% due 05/22/25[1]	452,000,000	450,863,597
4.483% due 05/01/25[1]	441,000,000	441,000,000
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[2]	608,000,000	607,875,861
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[2]	1,493,000,000	1,493,050,731
3 mo. Treasury money market yield + 0.160%, 4.431% due 05/01/25[2]	413,000,000	413,000,000
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[2]	1,241,000,000	1,240,312,933
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[2]	1,604,000,000	1,605,060,343
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[2]	1,969,000,000	1,969,939,262
U.S. Treasury Notes
3.875% due 01/15/26	222,000,000	221,750,470
4.250% due 01/31/26	331,000,000	331,471,233
4.625% due 03/15/26	220,000,000	220,954,778
Total U.S. Treasury obligations (cost—$21,681,534,070)		21,681,534,070

	Face amount	Value
Repurchase agreements—45.4%
Repurchase agreement dated 04/30/25 with MUFG Securities Americas, Inc., 4.370% due 05/01/25, collateralized by $300,378,600 U.S. Treasury Notes, 0.500% to 4.625% due 08/31/26 to 02/15/33, $45,653,500 U.S. Treasury Bill, zero coupon due 07/22/25 to 07/24/25, $177,745,700 U.S. Treasury Bonds, 1.375% to 4.625% due 02/15/43 to 02/15/55, $100 U.S. Treasury Inflation Index Bonds, 0.875% due 02/15/47 and $42,412,500 U.S. Treasury Inflation Index Notes, 0.125% to 1.250% due 10/15/26 to 07/15/30; (value—$510,000,013); proceeds: $500,060,694	$500,000,000	$500,000,000
Repurchase agreement dated 03/20/25 with Barclays Bank PLC, 4.300% due 05/07/25, collateralized by $149,497,983 U.S. Treasury Bond Strips, zero coupon due 02/15/34, $78,944,800 U.S. Treasury Bond Principal Strips, zero coupon due 02/15/44 to 11/15/54, $14,909,500 U.S. Treasury Bonds, 4.250% due 08/15/54, $373,109,600 U.S. Treasury Inflation Index Bonds, 1.000% to 1.500% due 02/15/46 to 02/15/53 and $426,321,100 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 10/15/25 to 01/15/26; (value—$1,020,000,034); proceeds: $1,004,897,222[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/25, collateralized by $5,182,650,300 U.S. Treasury Notes, 0.500% to 4.875% due 11/15/25 to 11/15/34, $1,191,440,400 U.S. Treasury Bill, zero coupon due 10/16/25 to 04/16/26, $11,350,168,700 U.S. Treasury Bonds, 1.125% to 4.625% due 08/15/40 to 02/15/53, $95,000,000 U.S. Treasury Inflation Index Bonds, 1.500% to 2.000% due 01/15/26 to 02/15/53 and $2,222,000,000 U.S. Treasury Inflation Index Notes, 0.125% to 2.125% due 10/15/25 to 01/15/35; (value—$17,659,260,151); proceeds: $17,315,101,606	17,313,000,000	17,313,000,000
Total repurchase agreements (cost—$18,813,000,000)		18,813,000,000
Total investments (cost—$40,494,534,070 which approximates cost for federal income tax purposes)—97.8%		40,494,534,070

Other assets in excess of liabilities—2.2%		922,758,316
Net assets—100.0%		$41,417,292,386

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$21,681,534,070	$—	$21,681,534,070
Repurchase agreements	—	18,813,000,000	—	18,813,000,000
Total	$—	$40,494,534,070	$—	$40,494,534,070

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. Treasury obligations—100.5%
U.S. Treasury Bills
4.255% due 05/27/25[1]	$93,000,000	$92,720,587
4.264% due 05/27/25[1]	100,000,000	99,698,732
4.264% due 06/03/25[1]	400,000,000	398,465,500
4.273% due 05/20/25[1]	100,000,000	99,779,186
4.273% due 05/29/25[1]	116,000,000	115,622,871
4.273% due 06/03/25[1]	30,000,000	29,885,090
4.274% due 05/22/25[1]	100,000,000	99,755,968
4.274% due 05/29/25[1]	100,000,000	99,674,850
4.276% due 05/29/25[1]	100,000,000	99,674,889
4.277% due 05/29/25[1]	48,000,000	47,843,200
4.278% due 05/15/25[1]	89,000,000	88,854,960
4.278% due 06/03/25[1]	66,000,000	65,746,783
4.279% due 06/10/25[1]	100,000,000	99,533,333
4.281% due 05/22/25[1]	21,000,000	20,948,697
4.282% due 05/20/25[1]	65,000,000	64,856,260
4.283% due 06/03/25[1]	150,000,000	149,424,287
4.313% due 05/06/25[1]	240,000,000	239,858,667
4.289% due 06/03/25[1]	100,000,000	99,614,450
4.290% due 05/20/25[1]	39,000,000	38,913,797
4.290% due 06/05/25[1]	50,000,000	49,795,291
4.291% due 06/05/25[1]	107,000,000	106,562,043
4.291% due 06/05/25[1]	200,000,000	199,181,097
4.293% due 05/27/25[1]	107,000,000	106,673,888
4.296% due 05/08/25[1]	100,000,000	99,918,217
4.296% due 05/29/25[1]	61,000,000	60,800,157
4.296% due 06/03/25[1]	130,000,000	129,497,891
4.298% due 06/05/25[1]	100,000,000	99,589,625
4.299% due 05/01/25[1]	67,000,000	67,000,000
4.299% due 05/01/25[1]	58,000,000	58,000,000
4.299% due 05/27/25[1]	100,000,000	99,697,172
4.299% due 05/29/25[1]	201,000,000	200,344,182
4.299% due 05/29/25[1]	62,000,000	61,797,611
4.299% due 06/05/25[1]	200,000,000	199,179,639
4.299% due 06/12/25[1]	50,000,000	49,753,909
4.300% due 05/01/25[1]	100,000,000	100,000,000
4.300% due 05/29/25[1]	70,000,000	69,771,551
4.302% due 05/20/25[1]	330,000,000	329,265,887
4.307% due 05/13/25[1]	300,000,000	299,578,000
4.308% due 05/13/25[1]	150,000,000	149,790,500
4.309% due 06/24/25[1]	80,000,000	79,493,360
4.310% due 05/08/25[1]	335,000,000	334,724,462
4.310% due 06/12/25[1]	105,000,000	104,481,825
4.311% due 05/22/25[1]	85,000,000	84,791,398
4.311% due 05/27/25[1]	60,000,000	59,816,917
4.312% due 06/24/25[1]	107,000,000	106,321,887
4.313% due 05/20/25[1]	107,000,000	106,760,558
4.315% due 05/01/25[1]	300,000,000	300,000,000
4.315% due 05/15/25[1]	46,000,000	45,924,729
4.318% due 05/13/25[1]	111,000,000	110,842,935
4.319% due 06/03/25[1]	100,000,000	99,612,113
4.320% due 05/22/25[1]	100,000,000	99,754,388
4.320% due 06/05/25[1]	107,000,000	106,558,922
4.323% due 05/27/25[1]	45,000,000	44,863,094
4.324% due 05/27/25[1]	173,000,000	172,474,609
4.325% due 05/08/25[1]	37,000,000	36,969,639
4.325% due 05/15/25[1]	340,000,000	339,438,717

	Face amount	Value
U.S. Treasury obligations—(continued)
4.325% due 05/29/25[1]	$163,000,000	$162,461,828
4.329% due 05/20/25[1]	173,000,000	172,615,604
4.330% due 05/15/25[1]	201,000,000	200,669,746
4.330% due 05/20/25[1]	100,000,000	99,777,204
4.330% due 05/22/25[1]	202,000,000	201,502,154
4.333% due 05/08/25[1]	25,000,000	24,979,438
4.333% due 05/27/25[1]	169,000,000	168,481,874
4.338% due 05/27/25[1]	100,000,000	99,694,789
4.346% due 05/22/25[1]	111,000,000	110,723,841
4.348% due 05/15/25[1]	45,000,000	44,926,325
4.450% due 05/15/25[1]	43,000,000	42,928,044
4.467% due 05/22/25[1]	83,000,000	82,791,324
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[2]	145,000,000	144,967,445
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[2]	382,250,000	382,208,412
3 mo. Treasury money market yield + 0.160%, 4.431% due 05/01/25[2]	107,000,000	107,000,000
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[2]	267,000,000	266,969,454
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[2]	358,000,000	358,253,795
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[2]	326,928,000	327,158,887
U.S. Treasury Notes
3.875% due 01/15/26	51,000,000	50,942,676
4.250% due 01/31/26	79,000,000	79,112,469
4.625% due 03/15/26	55,000,000	55,239,030
Total U.S. Treasury obligations (cost—$10,003,302,659)		10,003,302,659
Total investments (cost—$10,003,302,659 which approximates cost for federal income tax purposes)—100.5%		10,003,302,659

Liabilities in excess of other assets—(0.5)%		(51,909,089)
Net assets—100.0%		$9,951,393,570

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

100% US Treasury Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$10,003,302,659	$—	$10,003,302,659
Total	$—	$10,003,302,659	$—	$10,003,302,659

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at April 30, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Certificates of deposit—12.3%
Banking-non-U.S.—11.0%
Bank of Nova Scotia
1 day USD SOFR + 0.300%, 4.660%, due 05/01/25[1]	$85,000,000	$85,000,000
Commonwealth Bank of Australia
1 day USD SOFR + 0.280%, 4.620%, due 05/01/25[1]	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp.
4.350%, due 05/01/25	50,000,000	50,000,000
1 day USD SOFR + 0.220%, 4.580%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	125,000,000	124,999,498
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	125,000,000	125,000,000
Mizuho Bank Ltd.
4.470%, due 07/16/25	65,000,000	65,000,000
4.500%, due 08/13/25	100,000,000	100,000,000
MUFG Bank Ltd.
4.460%, due 08/08/25	100,000,000	100,000,000
4.530%, due 06/12/25	125,000,000	125,000,000
National Australia Bank Ltd. 4.700%, due 05/01/25[1]	125,000,000	125,000,000
Nordea Bank Abp
1 day USD SOFR + 0.280%, 4.640%, due 05/01/25[1]	62,000,000	62,000,000
1 day USD SOFR + 0.370%, 4.730%, due 05/01/25[1]	42,000,000	42,000,000
Oversea-Chinese Banking Corp. Ltd.
1 day USD SOFR + 0.190%, 4.550%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.190%, 4.550%, due 05/01/25[1]	63,000,000	63,000,000
4.580%, due 06/05/25	125,000,000	125,000,000
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1]	121,000,000	121,000,000
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1]	100,000,000	99,916,667
1 day USD SOFR + 0.400%, 4.760%, due 05/01/25[1]	65,000,000	65,000,000
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.320%, 4.680%, due 05/01/25[1]	92,000,000	92,000,000
Sumitomo Mitsui Banking Corp.
4.540%, due 06/11/25[2]	125,000,000	125,000,000
1 day USD SOFR + 0.180%, 4.540%, due 05/01/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	77,000,000	77,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	62,000,000	62,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1]	125,000,000	125,000,000
Sumitomo Mitsui Trust Bank Ltd.
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1]	128,000,000	128,000,000

	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-U.S.—(concluded)
Svenska Handelsbanken AB
1 day USD SOFR + 0.210%, 4.570%, due 05/01/25[1]	$125,000,000	$125,000,000
Swedbank AB
1 day USD SOFR + 0.250%, 4.610%, due 05/01/25[1]	125,000,000	125,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.320%, 4.680%, due 05/01/25[1]	70,000,000	70,000,000

		2,771,916,165

Banking-U.S.—1.3%
Cooperatieve Rabobank UA
1 day USD SOFR + 0.210%, 4.570%, due 05/01/25[1]	124,000,000	124,000,000
KBC Bank NV 4.330%, due 05/07/25	195,000,000	195,000,000

		319,000,000
Total Certificates of deposit (cost—$3,090,916,165)		3,090,916,165

Commercial paper—45.5%
Asset-backed-miscellaneous—8.8%
Albion Capital Corp. SA/Albion Capital LLC
4.390%, due 05/28/25	53,000,000	52,825,497
4.420%, due 05/20/25	13,000,000	12,969,674
Antalis SA
4.410%, due 05/05/25[2]	35,000,000	34,982,850
4.410%, due 05/06/25[2]	28,000,000	27,982,850
4.410%, due 05/13/25[2]	28,410,000	28,368,237
4.410%, due 05/21/25[2]	23,650,000	23,592,057
Barton Capital SA
4.330%, due 05/01/25[2]	87,000,000	87,000,000
4.340%, due 05/06/25[2]	25,000,000	24,984,931
4.380%, due 05/30/25[2]	73,000,000	72,742,432
4.400%, due 05/23/25[2]	12,000,000	11,967,733
4.550%, due 05/16/25[2]	50,000,000	49,905,208
Cabot Trail Funding LLC
4.320%, due 05/01/25[2]	75,000,000	75,000,000
4.420%, due 07/28/25[2]	67,300,000	66,572,861
Fairway Finance Co. LLC 4.330%, due 05/01/25[2]	50,000,000	50,000,000
Gotham Funding Corp.
4.370%, due 06/04/25[2]	64,000,000	63,735,858
4.375%, due 05/06/25[2]	77,000,000	76,953,212
Liberty Street Funding LLC
4.300%, due 07/28/25[2]	30,000,000	29,684,667
4.370%, due 07/09/25[2]	85,000,000	84,288,054
4.380%, due 07/01/25[2]	42,000,000	41,688,290
LMA-Americas LLC
4.370%, due 05/05/25[2]	51,000,000	50,975,237
4.370%, due 05/23/25[2]	19,000,000	18,949,259
4.370%, due 05/27/25[2]	64,000,000	63,798,009
Nieuw Amsterdam Receivables Corp. BV 4.340%, due 06/02/25[2]	24,000,000	23,907,413

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Commercial paper—(continued)
Asset-backed-miscellaneous—(concluded)
Old Line Funding LLC
4.320%, due 08/27/25[2]	$42,000,000	$41,405,280
4.350%, due 10/29/25	42,000,000	41,081,425
4.570%, due 05/01/25[1]	130,000,000	130,000,000
1 day USD SOFR + 0.260%, 4.620%, due 05/01/25[1,2]	75,000,000	75,000,000
1 day USD SOFR + 0.300%, 4.660%, due 05/01/25[1,2]	50,000,000	50,000,000
1 day USD SOFR + 0.300%, 4.660%, due 05/01/25[1,2]	100,000,000	100,000,000
Sheffield Receivables Co. LLC
4.370%, due 05/06/25[2]	57,000,000	56,965,404
4.380%, due 05/09/25[2]	12,000,000	11,988,320
Starbird Funding Corp. 4.370%, due 05/09/25[2]	94,000,000	93,908,716
Thunder Bay Funding LLC
4.320%, due 08/27/25[2]	42,000,000	41,405,280
4.360%, due 07/03/25	25,000,000	24,809,250
4.640%, due 05/01/25[1]	75,000,000	75,000,000
Versailles Commercial Paper LLC 4.480%, due 05/01/25[1]	108,000,000	108,000,000
Victory Receivables Corp.
4.370%, due 05/09/25[2]	85,000,000	84,917,456
4.370%, due 06/02/25[2]	85,000,000	84,669,822
4.380%, due 05/06/25[2]	39,000,000	38,976,275
4.420%, due 07/21/25[2]	84,000,000	83,164,620

		2,214,166,177

Banking-non-U.S.—34.8%
ANZ New Zealand International Ltd. 4.530%, due 05/06/25[2]	98,000,000	97,938,342
Australia & New Zealand Banking Group Ltd.
4.300%, due 07/07/25[2]	127,000,000	125,983,647
4.470%, due 06/16/25[2]	127,000,000	126,274,618
4.520%, due 06/02/25[2]	84,000,000	83,662,507
4.560%, due 05/01/25[1]	73,000,000	73,000,000
4.570%, due 05/01/25[1,2]	24,000,000	24,000,000
Bank of Montreal
1 day USD SOFR + 0.370%, 4.730%, due 05/01/25[1]	30,000,000	30,000,000
Barclays Bank PLC
4.400%, due 07/08/25[2]	125,000,000	123,961,111
4.410%, due 07/03/25[2]	127,000,000	126,019,877
4.440%, due 08/01/25[2]	125,000,000	123,581,667
4.510%, due 05/14/25[2]	92,000,000	91,850,168
Commonwealth Bank of Australia
4.500%, due 05/01/25[1]	72,000,000	71,997,123
4.510%, due 05/01/25[1]	100,000,000	100,000,000
4.510%, due 05/01/25[1]	128,000,000	128,000,000
4.610%, due 05/01/25[1]	50,000,000	50,000,000
4.620%, due 05/01/25[1]	100,000,000	100,000,000
4.640%, due 05/01/25[1]	84,000,000	84,000,000
Cooperatieve Rabobank UA 4.310%, due 09/05/25	89,250,000	87,892,979
DBS Bank Ltd.
4.340%, due 06/03/25[2]	78,000,000	77,689,690

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
4.350%, due 05/20/25[2]	$16,000,000	$15,963,267
4.380%, due 08/04/25[2]	125,000,000	123,555,208
4.520%, due 05/27/25[2]	91,000,000	90,702,936
DNB Bank ASA
4.280%, due 05/07/25[2]	100,000,000	99,928,667
4.290%, due 07/29/25[2]	125,000,000	123,674,271
4.300%, due 07/21/25[2]	73,000,000	72,293,725
4.310%, due 08/25/25[2]	71,000,000	70,013,968
4.330%, due 07/29/25[2]	59,000,000	58,368,421
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 4.320%, due 05/01/25[2]	325,000,000	325,000,000
Erste Finance Delaware LLC
4.330%, due 05/01/25[2]	28,000,000	28,000,000
4.330%, due 05/06/25[2]	280,000,000	279,831,611
4.330%, due 05/07/25[2]	475,000,000	474,657,209
Federation des Caisses Desjardins du Quebec 4.350%, due 05/07/25[2]	400,000,000	399,710,000
Mizuho Bank Ltd.
4.370%, due 08/07/25[2]	125,000,000	123,512,986
4.375%, due 06/12/25[2]	100,000,000	99,489,583
4.395%, due 07/07/25[2]	125,000,000	123,977,552
4.500%, due 05/07/25[2]	123,000,000	122,907,750
4.515%, due 05/20/25[2]	125,000,000	124,702,135
National Australia Bank Ltd.
4.500%, due 05/21/25[2]	125,000,000	124,687,500
4.600%, due 05/01/25[1]	99,000,000	99,000,000
1 day USD SOFR + 0.240%, 4.600%, due 05/01/25[1,2]	125,000,000	125,000,000
Natixis SA 4.530%, due 05/12/25	125,000,000	124,826,979
Nordea Bank Abp
4.330%, due 08/18/25[2]	78,000,000	76,977,398
4.560%, due 05/01/25[1,2]	127,000,000	127,000,000
1 day USD SOFR + 0.200%, 4.560%, due 05/01/25[1,2]	62,000,000	62,000,000
NRW Bank 4.325%, due 05/27/25[2]	37,000,000	36,884,426
Oversea-Chinese Banking Corp. Ltd. 4.350%, due 06/11/25[2]	134,000,000	133,336,142
Podium Funding Trust
4.350%, due 07/14/25	100,000,000	99,105,833
4.360%, due 10/23/25	84,000,000	82,219,667
4.370%, due 07/23/25	50,000,000	49,496,236
4.380%, due 07/28/25	50,000,000	49,464,667
4.440%, due 07/07/25	50,000,000	49,586,833
4.520%, due 05/27/25	30,000,000	29,902,067
4.610%, due 05/01/25[1]	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.180%, 4.540%, due 05/01/25[1,2]	125,000,000	125,000,000
4.560%, due 05/01/25[1]	73,000,000	73,000,000
4.680%, due 05/01/25[1,2]	33,000,000	33,000,000
4.680%, due 05/01/25[1,2]	125,000,000	125,000,000
Sumitomo Mitsui Banking Corp. 4.365%, due 07/09/25[2]	125,000,000	123,954,219

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
Sumitomo Mitsui Trust 4.430%, due 07/17/25[2]	$125,000,000	$123,815,590
Sumitomo Mitsui Trust Bank Ltd.
4.320%, due 08/25/25[2]	125,000,000	123,260,000
4.330%, due 08/25/25[2]	125,000,000	123,255,972
4.390%, due 07/15/25[2]	60,000,000	59,451,250
4.430%, due 07/23/25[2]	123,000,000	121,743,726
4.430%, due 07/29/25[2]	60,000,000	59,342,883
Svenska Handelsbanken AB
4.310%, due 07/09/25[2]	128,000,000	126,942,613
4.560%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.200%, 4.560%, due 05/01/25[1,2]	74,000,000	74,000,000
4.640%, due 05/01/25[1]	125,000,000	125,000,000
Swedbank AB
4.335%, due 07/14/25[2]	63,000,000	62,438,618
4.355%, due 08/25/25[2]	64,000,000	63,101,902
4.360%, due 07/10/25[2]	125,000,000	123,940,278
4.560%, due 05/01/25[1]	91,000,000	91,000,000
1 day USD SOFR + 0.250%, 4.610%, due 05/01/25[1,2]	101,000,000	101,000,000
4.640%, due 05/01/25[1]	125,000,000	125,000,000
United Overseas Bank Ltd.
4.320%, due 05/29/25[2]	91,000,000	90,694,240
4.530%, due 05/01/25[1]	60,000,000	59,997,683
4.530%, due 05/01/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.590%, due 05/01/25[1,2]	100,000,000	100,000,000
Westpac Banking Corp.
4.580%, due 05/01/25[1,2]	125,000,000	125,000,000
4.620%, due 05/01/25[1,2]	125,000,000	125,000,000
4.760%, due 05/01/25[1,2]	125,000,000	125,000,000

		8,710,567,740

Banking-U.S.—1.9%
Bedford Row Funding Corp.
4.300%, due 08/07/25[2]	50,000,000	49,414,722
4.440%, due 06/12/25[2]	99,000,000	98,487,180
Collateralized Commercial Paper FLEX Co. LLC 4.660%, due 05/01/25[1]	76,000,000	76,000,000
Collateralized Commercial Paper V Co. LLC
4.640%, due 05/01/25[1]	125,000,000	125,000,000
4.660%, due 05/01/25[1]	125,000,000	125,000,000

		473,901,902
Total commercial paper (cost—$11,398,635,819)		11,398,635,819

Time deposits—3.6%
Banking-non-U.S.—3.6%
ABN AMRO Bank NV 4.310%, due 05/01/25	650,000,000	650,000,000
Credit Agricole Corporate & Investment Bank SA 4.310%, due 05/01/25	48,000,000	48,000,000
Mizuho Bank Ltd. 4.330%, due 05/01/25	195,000,000	195,000,000
Total time deposits (cost—$893,000,000)		893,000,000

	Face amount	Value
Repurchase agreements—37.8%
Repurchase agreement dated 04/01/25 with BofA Securities, Inc., 4.980% due 08/04/25, collateralized by $27,559,000 various asset-backed convertible bonds, 2.000% to 8.000% due 05/30/25 to 04/01/55; (value—$26,250,616); proceeds: $25,100,292[3]	$25,000,000	$25,000,000
Repurchase agreement dated 04/30/25 with BNP Paribas Securities Corp., 4.460% due 05/01/25, collateralized by $53,295,800 various asset-backed convertible bonds, 4.375% to 12.750% due 05/15/25 to 12/31/79; (value—$53,814,921); proceeds: $50,006,194	50,000,000	50,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.660% due 06/04/25, collateralized by $51,684,000 various asset-backed convertible bonds, zero coupon to 2.500% due 09/15/25 to 06/01/31; (value—$55,000,249); proceeds: $52,142,306[3]	50,000,000	50,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.560% due 05/07/25, collateralized by $46,102,000 various asset-backed convertible bonds, 0.250% to 5.750% due 08/01/26 to 06/01/54; (value—$59,400,089); proceeds: $56,264,040[3]	54,000,000	54,000,000
Repurchase agreement dated 04/01/25 with BofA Securities, Inc., 4.980% due 08/04/25, collateralized by $70,129,740 various asset-backed convertible bonds, zero coupon to 11.000% due 05/15/25 to 12/31/99; (value—$68,250,380); proceeds: $65,260,758[3]	65,000,000	65,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.560% due 05/07/25, collateralized by $85,302,114 various asset-backed convertible bonds, zero coupon to 15.000% due 08/01/26 to 12/31/99; (value—$81,972,578); proceeds: $78,144,500[3]	75,000,000	75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.700% due 07/29/25, collateralized by $105,487,000 various asset-backed convertible bonds, 2.820% to 8.000% due 09/07/25 to 12/09/54; (value—$105,000,274); proceeds: $104,321,389[3]	100,000,000	100,000,000
Repurchase agreement dated 04/01/25 with BofA Securities, Inc., 4.980% due 08/04/25, collateralized by $195,363,558 various asset-backed convertible bonds, 1.750% to 13.375% due 08/22/25 to 05/15/87; (value—$183,750,002); proceeds: $175,702,042[3]	175,000,000	175,000,000
Repurchase agreement dated 04/30/25 with BNP Paribas Securities Corp., 4.420% due 05/01/25, collateralized by $185,609,314 various asset-backed convertible bonds, 0.750% to 8.000% due 05/23/25 to 12/01/96; (value—$183,902,287); proceeds: $175,021,486	175,000,000	175,000,000

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/25 with Barclays Bank PLC, 4.370% due 05/01/25, collateralized by $1,545,976,184 U.S. Treasury Bond Strips, zero coupon due 05/15/26 to 02/15/54, $133,970,800 U.S. Treasury Bond Principal Strips, zero coupon due 11/15/54, $759,259,900 U.S. Treasury Inflation Index Bonds, 0.125% to 3.875% due 01/15/27 to 02/15/54 and $554,700,300 U.S. Treasury Inflation Index Notes, 0.125% to 2.125% due 10/15/25 to 01/15/35; (value—$2,244,000,011); proceeds: $2,200,267,056	$2,200,000,000	$2,200,000,000
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/25, collateralized by $50,000,000 U.S. Treasury Notes, 0.250% due 06/30/25, $143,381,700 U.S. Treasury Bill, zero coupon due 06/24/25 and $5,188,871,100 U.S. Treasury Inflation Index Notes, 0.375% to 2.375% due 07/15/25 to 07/15/34; (value—$6,630,000,212); proceeds: $6,500,789,028	6,500,000,000	6,500,000,000
Total repurchase agreements (cost—$9,469,000,000)		9,469,000,000
Total investments (cost—$24,851,551,984 which approximates cost for federal income tax purposes)—99.2%		24,851,551,984

Other assets in excess of liabilities—0.8%		195,730,750
Net assets—100.0%		$25,047,282,734

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$3,090,916,165	$—	$3,090,916,165
Commercial paper	—	11,398,635,819	—	11,398,635,819
Time deposits	—	893,000,000	—	893,000,000
Repurchase agreements	—	9,469,000,000	—	9,469,000,000
Total	$—	$24,851,551,984	$—	$24,851,551,984

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $8,620,459,906, represented 34.4% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2025

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Assets:
Investments, at cost
Investments	$15,129,167,712	$21,681,534,070	$10,003,302,659	$15,382,551,984
Repurchase agreements	7,984,000,000	18,813,000,000	—	9,469,000,000

Investments, at value
Investments	15,129,167,712	21,681,534,070	10,003,302,659	15,382,551,984
Repurchase agreements	7,984,000,000	18,813,000,000	—	9,469,000,000
Cash	1,155,411,513	1,318,620,170	51,537,100	489,352,730
Receivable for interest	19,022,610	15,402,726	1,934,541	31,965,155
Deferred offering costs	—	—	34,744	—
Total assets	24,287,601,835	41,828,556,966	10,056,809,044	25,372,869,869

Liabilities:
Payable for investments purchased	242,795,860	407,976,650	104,481,825	323,555,208
Payable to affiliate	2,051,310	3,287,930	773,495	2,031,927
Payable to custodian	—	—	52,858	—
Accrued expenses and other liabilities	—	—	107,296	—
Total liabilities	244,847,170	411,264,580	105,415,474	325,587,135
Net assets, at value	$24,042,754,665	$41,417,292,386	$9,951,393,570	$25,047,282,734

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2025

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Investment income:
Interest	$1,274,764,759	$2,064,571,785	$319,024,645	$1,064,733,126
Expenses:
Investment advisory and administration fees	26,077,800	41,959,182	6,840,810	21,645,348
Custody and fund accounting fees	—	—	118,544	—
Trustees’ fees	111,915	174,772	95,226	101,286
Professional services fees	—	—	170,630	—
Printing and shareholder report fees	—	—	15,261	—
Amortization of offering costs	—	—	39,155	—
Other expenses	—	—	60,888	—
Total expenses	26,189,715	42,133,954	7,340,514	21,746,634
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(452,014)	—
Net expenses	26,189,715	42,133,954	6,888,500	21,746,634
Net investment income (loss)	1,248,575,044	2,022,437,831	312,136,145	1,042,986,492
Net realized gain (loss)	1,158,182	—	67,921	66,584
Net increase (decrease) in net assets resulting from operations	$1,249,733,226	$2,022,437,831	$312,204,066	$1,043,053,076

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$1,248,575,044	$1,049,914,890
Net realized gain (loss)	1,158,182	—
Net increase (decrease) in net assets resulting from operations	1,249,733,226	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	(530,449,132)	3,038,590,921
Net increase (decrease) in net assets	719,284,094	4,088,505,811
Net assets:

Beginning of year	23,323,470,571	19,234,964,760
End of year	$24,042,754,665	$23,323,470,571

	Treasury Master Fund
	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$2,022,437,831	$1,933,416,360
Net realized gain (loss)	—	—
Net increase (decrease) in net assets resulting from operations	2,022,437,831	1,933,416,360
Net increase (decrease) in net assets from beneficial interest transactions	297,824,288	2,285,766,889
Net increase (decrease) in net assets	2,320,262,119	4,219,183,249
Net assets:

Beginning of year	39,097,030,267	34,877,847,018
End of year	$41,417,292,386	$39,097,030,267

	100% US Treasury Master Fund
	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
From operations:

Net investment income (loss)	$312,136,145	$175,126
Net realized gain (loss)	67,921	—
Net increase (decrease) in net assets resulting from operations	312,204,066	175,126
Net increase (decrease) in net assets from beneficial interest transactions	9,614,090,492	24,923,886
Net increase (decrease) in net assets	9,926,294,558	25,099,012
Net assets:

Beginning of year	25,099,012	—
End of year	$9,951,393,570	$25,099,012

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2025		2024
From operations:

Net investment income (loss)	$1,042,986,492		$646,042,580
Net realized gain (loss)	66,584		428
Net increase (decrease) in net assets resulting from operations	1,043,053,076		646,043,008
Net increase (decrease) in net assets from beneficial interest transactions	10,647,278,707	*	3,744,622,503
Net increase (decrease) in net assets	11,690,331,783		4,390,665,511
Net assets:

Beginning of year	13,356,950,951		8,966,285,440
End of year	$25,047,282,734		$13,356,950,951

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.04%	0.06%	0.10%
Net investment income (loss)	4.77%	5.25%	3.78%	0.02%	0.09%
Supplemental data:
Total investment return[1]	4.90%	5.39%	3.14%	0.03%	0.08%
Net assets, end of year (000’s)	$24,042,755	$23,323,471	$19,234,965	$4,297,678	$8,822,693

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.10%	0.06%	0.09%
Net investment income (loss)	4.76%	5.24%	3.23%	0.04%	0.09%
Supplemental data:
Total investment return[1]	4.89%	5.36%	3.06%	0.04%	0.08%
Net assets, end of year (000’s)	$41,417,292	$39,097,030	$34,877,847	$21,681,389	$32,675,191

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
Ratios to average net assets:
Expenses before fee waivers	0.11%	1.73%[2]
Expenses after fee waivers	0.10%	0.10%[2]
Net investment income (loss)	4.53%	5.26%[2]
Supplemental data:
Total investment return[3]	4.95%	0.70%
Net assets, end of period (000’s)	$9,951,394	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	4.80%	5.41%	3.84%	0.08%	0.19%
Supplemental data:
Total investment return[1]	5.01%	5.55%	3.27%	0.09%	0.17%
Net assets, end of year (000’s)	$25,047,283	$13,356,951	$8,966,285	$1,908,435	$4,449,407

[1]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with four series.

Treasury Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Master Funds are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Master Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Funds’ portfolio management team acts as the Master Funds’ CODM. Each of the Master Funds represents a single operating segment, as the CODM monitors the operating results of each Master Fund as a

Master Trust

Notes to financial statements

whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).Prime CNAV Master Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as a “retail money market fund”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

Master Trust

Notes to financial statements

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from Prime CNAV Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended April 30, 2025, the Board of Prime CNAV Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Each Master Fund (except 100% US Treasury Master Fund) may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Such Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each such Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Master Trust

Notes to financial statements

The relevant Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Master Fund, deferred offering costs are amortized over a period of 12 months.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2025, the Master Funds owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,051,310
Treasury Master Fund	3,287,930
100% US Treasury Master Fund	773,495
Prime CNAV Master Fund	2,031,927

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

Master Trust

Notes to financial statements

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2025 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interest holders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM.

During the period ended April 30, 2025, UBS AM waived the below amount, which is subject to future recoupment:

Fund	Fee waiver expense Reimbursement subject to repayment	Expires April 30, 2027	Expires April 30, 2028
100% US Treasury Master Fund	$506,185	$54,171	$452,014

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2025	2024
Contributions	$92,715,049,160	$56,516,921,636
Withdrawals	(93,245,498,292)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$(530,449,132)	$3,038,590,921

Treasury Master Fund

	For the years ended April 30,
	2025	2024
Contributions	$83,950,122,114	$82,757,159,468
Withdrawals	(83,652,297,826)	(80,471,392,579)
Net increase (decrease) in beneficial interest	$297,824,288	$2,285,766,889

100% US Treasury Master Fund
	For the year ended April 30, 2025	For the period from March 13, 2024[1] to April 2024
Contributions	$14,987,658,097	$58,385,304
Withdrawals	(5,373,567,605)	(33,461,418)
Net increase (decrease) in beneficial interest	$9,614,090,492	$24,923,886

[1]	Commencement of operations.

Master Trust

Notes to financial statements

Prime CNAV Master Fund

	For the years ended April 30,
	2025		2024
Contributions	$27,537,686,305	*	$9,745,111,848
Withdrawals	(16,890,407,598)		(6,000,489,345)
Net increase (decrease) in beneficial interest	$10,647,278,707		$3,744,622,503

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Funds

Following the close of business August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued a proportionate interest to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of the net assets of the Target Fund for a proportionate interest of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

Master Trust

Notes to financial statements

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

Assuming the reorganization had been completed as of the beginning of the annual reporting period of the accounting and performance survivor, the pro forma results of operations for the year ended April 30, 2025 would have been as follows (unaudited):

Destination Fund	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
Prime CNAV Master Fund	$1,333,168,738	$(323,440)	$1,332,845,298

Master Trust

Report of independent registered public accounting firm

To the Interest holders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and 100% US Treasury Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Master Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Government Master Fund Treasury Master Fund Prime CNAV Master Fund	For the year ended April 30, 2025	For each of the two years in the period ended April 30, 2025	For each of the five years in the period ended April 30, 2025
100% US Treasury Master Fund	For the year ended April 30, 2025	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024	For the year ended April 30, 2025 and for the period from March 13, 2024 (commencement of operations) through April 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

S127

UBS Ultra Short Income Fund

Annual Financial Statements  |  April 30, 2025

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Asset-backed securities—15.3%
BMW Vehicle Owner Trust, Series 2022-A, Class A4, 3.440%, due 12/26/28	$697,000	$691,911
Capital One Prime Auto Receivables Trust, Series 2021-1, Class A3, 0.770%, due 09/15/26	290,532	289,368
CarMax Auto Owner Trust, Series 2021-3, Class A4, 0.740%, due 01/15/27	4,450,000	4,395,479
CCG Receivables Trust,
Series 2022-1, Class C, 4.670%, due 07/16/29[1]	3,000,000	2,995,005
Series 2022-1, Class B, 4.420%, due 07/16/29[1]	3,000,000	2,990,359
Series 2022-1, Class A2, 3.910%, due 07/16/29[1]	194,743	194,312
Series 2023-2, Class A2, 6.280%, due 04/14/32[1]	312,692	317,101
Chesapeake Funding II LLC,
Series 2023-1A, Class A1, 5.650%, due 05/15/35[1]	224,576	225,872
Series 2023-2A, Class A1, 6.160%, due 10/15/35[1]	2,266,312	2,298,258
Daimler Trucks Retail Trust,
Series 2022-1, Class A4, 5.390%, due 01/15/30	275,000	275,602
Series 2023-1, Class A3, 5.900%, due 03/15/27	1,350,917	1,359,020
Dell Equipment Finance Trust, Series 2023-2, Class A3, 5.650%, due 01/22/29[1]	565,171	567,505
Enterprise Fleet Financing LLC, Series 2021-3, Class A3, 1.220%, due 08/20/27[1]	1,935,429	1,918,263
Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.540%, due 12/15/26	5,000,000	5,004,914
Ford Credit Auto Owner Trust,
Series 2020-2, Class B, 1.490%, due 04/15/33[1]	600,000	590,783
Series 2020-2, Class A, 1.060%, due 04/15/33[1]	670,000	659,030
Series 2022-B, Class C, 4.850%, due 12/15/29	1,935,000	1,941,500
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.540%, due 05/20/27	1,000,000	1,003,371
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1, Class A3, 5.080%, due 09/15/26[1]	170,319	170,529
HPEFS Equipment Trust,
Series 2023-1A, Class B, 5.730%, due 04/20/28[1]	450,000	451,137
Series 2023-1A, Class A3, 5.410%, due 02/22/28[1]	1,071,176	1,072,154

	Face amount	Value
Asset-backed securities—(continued)
Hyundai Auto Receivables Trust, Series 2021-B, Class C, 1.120%, due 02/15/28	$2,215,000	$2,167,146
John Deere Owner Trust, Series 2022-A, Class A3, 2.320%, due 09/15/26	901,851	897,678
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.670%, due 10/15/26[1]	208,958	207,683
MMAF Equipment Finance LLC,
Series 2022-A, Class A3, 3.200%, due 01/13/28[1]	1,271,710	1,261,693
Series 2023-A, Class A2, 5.790%, due 11/13/26[1]	163,680	164,122
Nissan Auto Lease Trust, Series 2023-B, Class A4, 5.610%, due 11/15/27	665,000	667,902
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, due 12/15/28[1]	2,955,644	2,950,261
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.860%, due 07/15/28	1,000,000	995,643
USAA Auto Owner Trust, Series 2022-A, Class B, 5.500%, due 02/15/30[1]	3,629,000	3,639,121
Verizon Master Trust,
Series 2022-4, Class B, 3.640%, due 11/20/28	3,250,000	3,247,791
Series 2022-6, Class A, 3.670%, due 01/22/29	2,500,000	2,493,770
Series 2024-3, Class A1A, 5.340%, due 04/22/30	35,000	35,721
World Omni Auto Receivables Trust, Series 2022-A, Class A3, 1.660%, due 05/17/27	362,325	359,496
Total asset-backed securities (cost—$48,509,267)		48,499,500

Commercial paper—20.4%
Auto manufacturers—4.4%
General Motors Financial Co., Inc. 4.580%, due 05/01/25[1]	14,000,000	14,000,000

Banking-non-U.S.—6.4%
Cooperatieve Rabobank UA 4.290%, due 08/25/25	3,000,000	2,958,530
Mizuho Bank Ltd.
4.360%, due 06/25/25[1]	2,375,000	2,359,180
4.395%, due 07/07/25[1]	2,750,000	2,727,557
Skandinaviska Enskilda Banken AB
4.280%, due 09/24/25[1]	3,000,000	2,947,927
1 day USD SOFR + 0.200%, 4.560%, due 05/02/25[1,2]	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank Ltd.
4.390%, due 07/17/25[1]	3,500,000	3,467,136
4.430%, due 07/29/25[1]	1,000,000	989,048

1

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
United Overseas Bank Ltd. 4.370%, due 06/16/25[1]	$3,000,000	$2,983,248

		20,432,626

Chemicals—1.9%
Dow Chemical Co. 4.560%, due 05/05/25	6,000,000	5,996,960

Electric utilities—2.8%
Commonwealth Edison Co. 4.480%, due 05/01/25[1]	4,800,000	4,800,000
Eversource Energy 4.831%, due 05/02/25[1]	4,000,000	3,999,471

		8,799,471

Food products—3.8%
Mondelez International, Inc.
4.640%, due 06/20/25[1]	3,000,000	2,980,667
4.648%, due 05/07/25[1]	4,000,000	3,996,947
4.660%, due 05/21/25[1]	5,000,000	4,987,055

		11,964,669

Insurance—1.1%
Aon Corp. 4.650%, due 05/13/25[1]	3,500,000	3,494,575
Total commercial paper (cost—$64,688,301)		64,688,301

Corporate bonds—63.5%
Aerospace & defense—1.4%
RTX Corp. 5.000%, due 02/27/26	4,500,000	4,517,717

Auto manufacturers—3.4%
American Honda Finance Corp.
1 day USD SOFR + 0.720%, 5.037%, due 10/22/27[2]	2,500,000	2,485,051
BMW U.S. Capital LLC
1 day USD SOFR Index + 0.800%, 5.155%, due 08/13/26[1,2]	1,634,000	1,636,039
Daimler Truck Finance North America LLC
5.600%, due 08/08/25[1]	2,000,000	2,002,211
Mercedes-Benz Finance North America LLC 5.200%, due 08/03/26[1]	2,000,000	2,016,297
Toyota Motor Credit Corp.
1 day USD SOFR + 0.650%, 4.995%, due 03/19/27[2]	2,500,000	2,500,023

		10,639,621

Banks—41.2%
ANZ New Zealand International Ltd. 1.250%, due 06/22/26[1]	2,000,000	1,935,591

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Australia & New Zealand Banking Group Ltd.
1 day USD SOFR + 0.560%, 4.904%, due 03/18/26[1,2]	$3,000,000	$3,001,859
1 day USD SOFR + 0.680%, 5.002%, due 07/16/27[1,2,3]	2,000,000	2,004,863
5.375%, due 07/03/25	4,000,000	4,005,152
Bank of America Corp.
3.500%, due 04/19/26	3,000,000	2,975,378
1 day USD SOFR + 0.970%, 5.294%, due 07/22/27[2]	1,500,000	1,501,425
1 day USD SOFR + 1.050%, 5.410%, due 02/04/28[2]	15,000	15,051
Bank of Montreal
1 day USD SOFR Index + 0.760%, 5.110%, due 06/04/27[2]	2,000,000	2,000,515
Bank of New York Mellon Corp.
(fixed, converts to FRN on 07/24/25), 4.414%, due 07/24/26[2]	3,000,000	2,998,137
Bank of Nova Scotia
4.750%, due 02/02/26	5,000,000	5,009,726
1 day USD SOFR Index + 0.780%, 5.130%, due 06/04/27[2]	997,000	995,801
Banque Federative du Credit Mutuel SA 5.896%, due 07/13/26[1]	3,000,000	3,048,706
Barclays PLC 4.375%, due 01/12/26	2,000,000	1,995,096
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.720%, 5.047%, due 01/13/28[2]	1,750,000	1,738,074
5.615%, due 07/17/26	2,000,000	2,028,936
Citibank NA
1 day USD SOFR + 0.712%, 5.066%, due 11/19/27[2]	2,000,000	2,001,240
Citigroup, Inc. 3.700%, due 01/12/26	2,500,000	2,488,359
Commonwealth Bank of Australia
1 day USD SOFR + 0.460%, 4.811%, due 11/27/26[1,2]	2,500,000	2,498,472
1 day USD SOFR + 0.640%, 4.983%, due 03/14/28[1,2]	2,000,000	1,997,862
Cooperatieve Rabobank UA
1 day USD SOFR + 0.600%, 4.917%, due 01/21/28[2]	2,000,000	1,986,000
1 day USD SOFR Index + 0.710%, 5.056%, due 03/05/27[2]	1,385,000	1,387,215
Credit Agricole SA
1 day USD SOFR + 0.870%, 5.215%, due 03/11/27[1,2]	1,000,000	1,000,729
5.589%, due 07/05/26[1]	2,500,000	2,533,716
Danske Bank AS
(fixed, converts to FRN on 09/22/25), 6.259%, due 09/22/26[1,2]	4,000,000	4,022,602
DBS Group Holdings Ltd.
1 day USD SOFR + 0.600%, 4.945%, due 03/21/28[1,2,3]	2,500,000	2,495,325

2

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Goldman Sachs Bank USA
1 day USD SOFR + 0.750%, 5.114%, due 05/21/27[2]	$2,000,000	$1,995,669
HSBC Holdings PLC 3.900%, due 05/25/26	2,000,000	1,989,170
ING Groep NV
4.625%, due 01/06/26[1]	2,000,000	2,000,114
1 day USD SOFR Index + 1.560%, 5.928%, due 09/11/27[2]	1,935,000	1,949,844
JPMorgan Chase & Co.
1 day USD SOFR + 1.180%, 5.532%, due 02/24/28[2]	2,250,000	2,258,235
KeyBank NA 4.700%, due 01/26/26	2,100,000	2,096,712
Lloyds Banking Group PLC 4.450%, due 05/08/25	2,000,000	1,999,935
Macquarie Bank Ltd.
1 day USD SOFR Index + 0.920%, 5.269%, due 07/02/27[1,2]	2,500,000	2,510,647
Mitsubishi UFJ Financial Group, Inc. 3.850%, due 03/01/26	2,000,000	1,991,760
Mizuho Financial Group, Inc. 3.477%, due 04/12/26[1,3]	2,000,000	1,983,282
Morgan Stanley 4.350%, due 09/08/26	2,000,000	1,996,578
Morgan Stanley Bank NA
1 day USD SOFR + 0.685%, 5.009%, due 10/15/27[2]	2,750,000	2,739,559
National Australia Bank Ltd.
1 day USD SOFR + 0.620%, 4.965%, due 06/11/27[1,2]	3,000,000	3,001,212
National Bank of Canada
1 day USD SOFR Index + 0.900%, 5.248%, due 03/25/27[2]	2,000,000	1,997,360
NatWest Markets PLC
1 day USD SOFR + 0.900%, 5.255%, due 05/17/27[1,2]	2,600,000	2,593,864
Nordea Bank Abp
1 day USD SOFR + 0.740%, 5.085%, due 03/19/27[1,2]	3,000,000	3,004,913
PNC Financial Services Group, Inc. 2.600%, due 07/23/26	2,000,000	1,959,250
Royal Bank of Canada
1 day USD SOFR Index + 0.720%, 5.037%, due 10/18/27[2]	2,500,000	2,496,600
1 day USD SOFR Index + 0.820%, 5.171%, due 03/27/28[2]	1,500,000	1,494,720
Skandinaviska Enskilda Banken AB
3.700%, due 06/09/25[1,3]	2,000,000	1,997,399
1 day USD SOFR + 0.890%, 5.236%, due 03/05/27[1,2]	2,000,000	2,005,318
Standard Chartered PLC 4.050%, due 04/12/26[1]	2,000,000	1,989,400
State Street Bank & Trust Co.
1 day USD SOFR + 0.460%, 4.812%, due 11/25/26[2]	2,000,000	1,997,889

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Sumitomo Mitsui Financial Group, Inc.
1 day USD SOFR + 0.880%, 5.222%, due 01/14/27[2]	$2,000,000	$2,005,974
5.464%, due 01/13/26	2,000,000	2,013,316
Svenska Handelsbanken AB 3.650%, due 06/10/25[1]	4,000,000	3,996,080
Toronto-Dominion Bank
1 day USD SOFR + 0.730%, 5.072%, due 04/05/27[2]	2,000,000	1,991,345
Truist Financial Corp.
(fixed, converts to FRN on 07/28/25), 4.260%, due 07/28/26[2]	3,250,000	3,243,261
U.S. Bank NA
1 day USD SOFR + 0.690%, 5.007%, due 10/22/27[2]	1,750,000	1,743,726
Wells Fargo & Co.
3.000%, due 04/22/26	2,500,000	2,467,004
1 day USD SOFR + 0.780%, 5.091%, due 01/24/28[2]	1,500,000	1,492,490
Westpac Banking Corp.
1 day USD SOFR + 0.420%, 4.742%, due 04/16/26[2]	1,000,000	999,672
1 day USD SOFR + 0.500%, 4.846%, due 03/06/28[1,2]	3,000,000	2,976,807

		130,644,935

Biotechnology—0.6%
Amgen, Inc. 2.600%, due 08/19/26	2,000,000	1,958,279

Computers—0.6%
International Business Machines Corp. 3.300%, due 05/15/26	2,000,000	1,977,673

Diversified financial services—1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, due 01/30/26	2,000,000	1,955,276
American Express Co. 3.950%, due 08/01/25	2,000,000	1,995,964

		3,951,240

Electric—5.2%
Dominion Energy, Inc.
Series D, 2.850%, due 08/15/26	2,000,000	1,957,486
3.900%, due 10/01/25	2,000,000	1,994,377
DTE Energy Co.
Series F, 1.050%, due 06/01/25	1,250,000	1,245,636
2.850%, due 10/01/26	1,750,000	1,712,406
National Rural Utilities Cooperative Finance Corp. 1 day USD SOFR + 0.800%, 5.158%, due 02/05/27[2]	2,000,000	1,999,686
NextEra Energy Capital Holdings, Inc.
4.950%, due 01/29/26	2,120,000	2,124,482
1 day USD SOFR Index + 0.800%, 5.160%, due 02/04/28[2]	1,500,000	1,501,047

3

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
Southern Co. 3.250%, due 07/01/26	$2,000,000	$1,973,487
Xcel Energy, Inc. 3.300%, due 06/01/25	2,000,000	1,996,957

		16,505,564

Gas—0.2%
NiSource, Inc. 0.950%, due 08/15/25	521,000	515,564

Insurance—2.7%
Allstate Corp. 0.750%, due 12/15/25	2,930,000	2,861,891
Aon Global Ltd. 3.875%, due 12/15/25	2,000,000	1,993,762
Metropolitan Life Global Funding I
1 day USD SOFR Index + 0.700%, 5.045%, due 06/11/27[1,2]	2,000,000	1,996,021
New York Life Global Funding
1 day USD SOFR + 0.880%, 5.193%, due 04/25/28[1,2]	1,500,000	1,503,833

		8,355,507

Internet—0.6%
eBay, Inc. 5.900%, due 11/22/25	2,000,000	2,011,421

Machinery-construction & mining—0.6%
Caterpillar Financial Services Corp.
1 day USD SOFR + 0.560%, 4.915%, due 11/15/27[2]	2,000,000	1,995,600

Machinery-diversified—0.6%
John Deere Capital Corp.
1 day USD SOFR + 0.440%, 4.791%, due 03/06/26[2]	2,000,000	1,999,843

Oil & gas—0.6%
Chevron USA, Inc.
1 day USD SOFR Index + 0.470%, 4.821%, due 02/26/28[2]	2,000,000	2,001,214

Pharmaceuticals—0.8%
AbbVie, Inc. 3.200%, due 05/14/26	2,500,000	2,472,431

Retail—1.7%
Home Depot, Inc.
1 day USD SOFR + 0.330%, 4.677%, due 12/24/25[2]	2,500,000	2,498,500
Lowe’s Cos., Inc. 2.500%, due 04/15/26	3,000,000	2,943,744

		5,442,244

Software—1.4%
Oracle Corp.
1.650%, due 03/25/26	2,000,000	1,949,078
2.950%, due 05/15/25	2,500,000	2,498,222

		4,447,300

	Face amount	Value
Corporate bonds—(concluded)
Telecommunications—0.6%
AT&T, Inc. 2.950%, due 07/15/26	$2,000,000	$1,967,183
Total corporate bonds (cost—$201,551,082)		201,403,336

	Number of shares
Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 4.288%[4] (cost $1,236,721)	1,236,721	1,236,721
Investment of cash collateral from securities loaned—0.9%
Money market funds—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.313%[4] (cost—$3,031,265)	3,031,265	3,031,265
Total investments (cost—$319,016,636)—100.5%		318,859,123

Liabilities in excess of other assets—(0.5)%		(1,700,762)
Net assets—100.0%		$317,158,361

4

UBS Ultra Short Income Fund

Portfolio of investments—April 30, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$48,499,500	$—	$48,499,500
Commercial paper	—	64,688,301	—	64,688,301
Corporate bonds	—	201,403,336	—	201,403,336
Short-term investments	—	1,236,721	—	1,236,721
Investment of cash collateral from securities loaned	—	3,031,265	—	3,031,265
Total	$—	$318,859,123	$—	$318,859,123

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $140,159,161, represented 44.2% of the Fund’s net assets at period end.

[2]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]	Security, or portion thereof, was on loan at the period end.
[4]	Rate shown reflects yield at April 30, 2025.

Portfolio acronyms:

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

5

UBS Ultra Short Income Fund

Statement of assets and liabilities

April 30, 2025

Assets:
Investments, at value (cost—$319,016,636)[1]	$318,859,123
Receivable for fund shares sold	810,969
Receivable for interest and dividends	1,826,794
Total assets	321,496,886

Liabilities:
Payable for cash collateral from securities loaned	3,031,265
Payable for fund shares redeemed	923,748
Dividends payable to shareholders	148,800
Payable to affiliate	25,052
Payable to custodian	7,150
Accrued expenses and other liabilities	202,510
Total liabilities	4,338,525
Net assets	$317,158,361

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	357,230,821
Distributable earnings (accumulated losses)	(40,072,460)
Net assets	$317,158,361

Class A
Net assets	$55,739,257
Shares outstanding	5,660,163
Net asset value per share and offering price per share	$9.85

Class P
Net assets	$261,332,162
Shares outstanding	26,565,044
Net asset value per share and offering price per share	$9.84

Class I
Net Assets	$86,942
Shares Outstanding	8,855
Net asset value per share and offering price per share	$9.82

[1]	Includes $ 2,975,491, of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

6

UBS Ultra Short Income Fund

Statement of operations

For the year ended April 30, 2025
Investment income:
Interest	$18,910,666
Securities lending	13,313
Total income	18,923,979
Expenses:
Investment advisory and administration fees	1,090,992
Service fees—Class A	64,033
Transfer agency and related services fees—Class A	12,054
Transfer agency and related services fees—Class P	53,698
Transfer agency and related services fees—Class I	16
Custody and fund accounting fees	30,830
Trustees’ fees	24,887
Professional services fees	126,347
Printing and shareholder report fees	51,809
Federal and state registration fees	65,954
Insurance expense	2,607
Other expenses	84,049
Total expenses	1,607,276
Fee waivers and/or expense reimbursements by advisor and administrator	(634,100)
Net expenses	973,176
Net investment income (loss)	17,950,803
Net realized gain (loss) on investments	10,384
Net change in unrealized appreciation (depreciation) from investments	443,467
Net realized and unrealized gain (loss) from investment activities	453,851
Net increase (decrease) in net assets resulting from operations	$18,404,654

See accompanying notes to financial statements.

7

UBS Ultra Short Income Fund

Statement of changes in net assets

	UBS Ultra Short Income Fund For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$17,950,803	$24,778,724
Net realized gain (loss)	10,384	(1,134,525)
Net change in unrealized appreciation (depreciation)	443,467	2,917,656
Net increase (decrease) in net assets resulting from operations	18,404,654	26,561,855
Total distributions—Class A	(3,131,233)	(4,584,160)
Total distributions—Class P	(14,939,096)	(20,344,253)
Total distributions—Class I	(4,229)	(4,269)
Total distributions	(18,074,558)	(24,932,682)
From beneficial interest transactions:

Proceeds from shares sold	76,573,912	83,157,508
Cost of shares redeemed	(174,355,586)	(277,319,434)
Shares issued on reinvestment of dividends and distributions	15,632,599	21,389,880
Net increase (decrease) in net assets from beneficial interest transactions	(82,149,075)	(172,772,046)
Net increase (decrease) in net assets	(81,818,979)	(171,142,873)
Net assets:

Beginning of year	398,977,340	570,120,213
End of year	$317,158,361	$398,977,340

See accompanying notes to financial statements.

8

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A
	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.84	$9.81	$9.90	$9.99	$9.95
Net investment income (loss)[1]	0.48	0.51	0.25	0.01	0.04
Net realized and unrealized gain (loss)	0.01	0.03	(0.05)	(0.08)	0.04
Net increase (decrease) from operations	0.49	0.54	0.20	(0.07)	0.08
Dividends from net investment income	(0.48)	(0.50)	(0.28)	(0.02)	(0.04)
Distributions from net realized gain	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total dividends and distributions	(0.48)	(0.51)	(0.29)	(0.02)	(0.04)
Net asset value, end of year	$9.85	$9.84	$9.81	$9.90	$9.99
Total investment return[3]	5.09%	5.64%	2.03%	(0.75)%	0.82%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.53%	0.50%	0.46%	0.44%[4]	0.44%[4]
Expenses after fee waivers and/or expense reimbursements	0.35%	0.35%	0.35%	0.35%[4]	0.35%[4]
Net investment income (loss)	4.86%	5.14%	2.48%	0.13%	0.41%
Supplemental data:
Net assets, end of year (000’s)	$55,739	$71,792	$114,696	$347,829	$662,131
Portfolio turnover	84%	41%	72%	56%	64%

Class P
	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.83	$9.80	$9.89	$9.98	$9.94
Net investment income (loss)[1]	0.49	0.52	0.26	0.02	0.04
Net realized and unrealized gains (losses)	0.01	0.03	(0.05)	(0.08)	0.05
Net increase (decrease) from operations	0.50	0.55	0.21	(0.06)	0.09
Dividends from net investment income	(0.49)	(0.51)	(0.29)	(0.03)	(0.05)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total dividends and distributions	(0.49)	(0.52)	(0.30)	(0.03)	(0.05)
Net asset value, end of year	$9.84	$9.83	$9.80	$9.89	$9.98
Total investment return[3]	5.20%	5.75%	2.14%	(0.65)%	0.92%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.42%	0.40%	0.36%	0.34%[4]	0.34%[4]
Expenses after fee waivers and/or expense reimbursements	0.25%	0.25%	0.25%	0.25%[4]	0.25%[4]
Net investment income (loss)	4.95%	5.25%	2.63%	0.24%	0.38%
Supplemental data:
Net assets, end of year (000’s)	$261,332	$327,103	$455,346	$1,227,504	$2,218,543
Portfolio turnover	84%	41%	72%	56%	64%

See accompanying notes to financial statements.

9

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class I
	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.81	$9.78	$9.88	$9.97	$9.94
Net investment income (loss)[1]	0.49	0.52	0.08 [5]	0.02	0.03
Net realized and unrealized gain (loss)	0.01	0.03	0.12 [5]	(0.08)	0.05
Net increase (decrease) from operations	0.50	0.55	0.20	(0.06)	0.08
Dividends from net investment income	(0.49)	(0.51)	(0.29)	(0.03)	(0.05)
Distributions from net realized gains	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total dividends and distributions	(0.49)	(0.52)	(0.30)	(0.03)	(0.05)
Net asset value, end of year	$9.82	$9.81	$9.78	$9.88	$9.97
Total investment return[3]	5.22%	5.77%	2.05%	(0.63)%	0.84%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.42%	0.40%	0.34%	0.33%[4]	0.33%[4]
Expenses after fee waivers and/or expense reimbursements	0.23%	0.23%	0.23%	0.23%[4]	0.23%[4]
Net investment income (loss)	4.96%	5.27%	0.79%	0.23%	0.31%
Supplemental data:
Net assets, end of year (000’s)	$87	$83	$78	$49,811	$495,530
Portfolio turnover	84%	41%	72%	56%	64%

[1]	Calculated using the average shares method.
[2]	Amount represents less than $0.005 or $(0.005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Includes interest expense representing less than 0.005%.
[5]

Due to substantial redemptions of Class I shares of the Fund during the year and fluctuating market values, these numbers would differ if presented utilizing another acceptable financial reporting method other than the average shares method that was used to calculate per share amounts. If such other acceptable method had been used, “Net investment income” would have been $0.27 per share and “Net realized and unrealized loss” would have been $(0.07) per share.

See accompanying notes to financial statements.

10

UBS Ultra Short Income Fund

Notes to financial statements

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) LLC (“UBS AM or the “Advisor”), formerly known as UBS Asset Management (Americas) Inc., serves as the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting(Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management teams act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is ore-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using

11

UBS Ultra Short Income Fund

Notes to financial statements

the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet its obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

12

UBS Ultra Short Income Fund

Notes to financial statements

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One

13

UBS Ultra Short Income Fund

Notes to financial statements

such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only (“IO”) and principal-only (“PO”) classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

14

UBS Ultra Short Income Fund

Notes to financial statements

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank. At April 30, 2025, the Fund was not invested in any repurchase agreements.

Restricted securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Portfolio of investments.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At April 30, 2025, the Fund owed UBS AM $22,251 representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2025. For the period ended April 30, 2025, UBS AM waived $634,100 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

15

UBS Ultra Short Income Fund

Notes to financial statements

At April 30, 2025, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2026	Expires April 30, 2027	Expires April 30, 2028
Class A	$470,696	$224,024	$134,556	$112,116
Class P	1,979,530	871,568	586,142	521,820
Class I	996	695	137	164

For the period ended April 30, 2025, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At April 30, 2025, the Fund owed UBS AM (US) $2,801 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2025, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $35,350 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

16

UBS Ultra Short Income Fund

Notes to financial statements

At April 30, 2025, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
$2,975,491	$3,031,265	$—	$3,031,265	—

*

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of assets and liabilities.

The table below represents the disaggregation at April 30, 2025 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for securities lending transactions
Fund	Equity securities	Corporate Bonds
UBS Ultra Short Income Fund	$—	$3,031,265	$3,031,265

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 31, 2025 and was renewed on April 1, 2025 with the same fees and terms expiring March 30, 2026.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee (i.e., 0.25%) on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds, and the other 50% of the allocation is based on utilization.

For the period ended April 30, 2025, the Fund did not borrow under the Committed Credit Facility.

Purchases and sales of securities

For the period ended April 30, 2025, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $210,216,556 and $257,361,932, respectively.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

17

UBS Ultra Short Income Fund

Notes to financial statements

For the year ended April 30, 2025:

			Class A
			Shares	Amount
Shares sold			30,112	$296,902
Shares repurchased			(1,948,685)	(19,203,976)
Dividends reinvested			282,975	2,788,841
Net increase (decrease)			(1,635,598)	$(16,118,233)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	7,745,397	$76,277,010	—	$—
Shares repurchased	(15,760,805)	(155,151,610)	—	—
Dividends reinvested	1,304,097	12,839,529	430	4,229
Net increase (decrease)	(6,711,311)	$(66,035,071)	430	$4,229

For the year ended April 30, 2024:

			Class A
			Shares	Amount
Shares sold			—	$—
Shares repurchased			(4,809,185)	(47,282,561)
Dividends reinvested			412,886	4,061,161
Net increase (decrease)			(4,396,299)	$(43,221,400)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	8,465,843	$83,157,508	—	$—
Shares repurchased	(23,416,552)	(230,036,873)	—	—
Dividends reinvested	1,763,121	17,324,453	435	4,266
Net increase (decrease)	(13,187,588)	$(129,554,912)	435	$4,266

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended April 30, 2025 and April 30, 2024, was ordinary income in the amount of $18,074,558 and $24,932,682, respectively.

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation) on investments
$319,025,921	$210,332	$(377,130)	$(166,798)

18

UBS Ultra Short Income Fund

Notes to financial statements

At April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
$254,694	$—	$(39,908,978)	$(166,798)	$(251,378)	$(40,072,460)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2025, the Fund had capital loss carryforwards of $27,757,181 in short-term and $12,151,797 in long-term capital losses.

During the fiscal year ended April 30, 2025, the Fund did not utilize any capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2025 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2025, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

19

UBS Ultra Short Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS Ultra Short Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of UBS Ultra Short Income Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

20

UBS Ultra Short Income Fund

Tax information (unaudited)

Other tax information

Pursuant to sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $10,376,458 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2025.

21

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

S1709

UBS RMA Government Money Market Fund

Annual Financial Statements  |  April 30, 2025

UBS RMA Government Money Market Fund

Statement of assets and liabilities

April 30, 2025

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$957,083,874, which approximates cost for federal income tax purposes)	$957,083,874
Other assets	67,023
Total assets	957,150,897

Liabilities:
Dividends payable to shareholders	3,146,137
Payable to affiliate	326,921
Accrued expenses and other liabilities	394,660
Total liabilities	3,867,718
Net assets	$953,283,179

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	953,282,029
Distributable earnings (accumulated losses)	1,150
Net assets	$953,283,179
Shares outstanding	953,282,030
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

UBS RMA Government Money Market Fund

Statement of operations

For the year ended April 30, 2025
Investment income:
Interest income allocated from Master Fund	$43,912,507
Expenses allocated from Master Fund	(907,779)
Net investment income allocated from Master Fund	43,004,728
Expenses:
Administration fees	879,959
Service fees	2,264,018
Transfer agency and related services fees	1,661,306
Accounting fees	8,200
Trustees’ fees	51,408
Professional fees	74,428
Reports and notices to shareholders	169,354
State registration fees	136,841
Insurance fees	5,836
SEC registration fees	16,834
Other expenses	35,463
Total expenses	5,303,647
Net expenses	5,303,647
Net investment income (loss)	37,701,081
Net realized gain (loss) allocated from Master Fund	37,901
Net increase (decrease) in net assets resulting from operations	$37,738,982

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$37,701,081	$39,612,525
Net realized gain (loss) allocated from Master Fund	37,901	—
Net increase (decrease) in net assets resulting from operations	37,738,982	39,612,525
Total distributions	(37,701,081)	(39,612,525)
Net increase (decrease) in net assets from beneficial interest transactions	145,228,831	(37,509,224)
Net increase (decrease) in net assets	145,266,732	(37,509,224)
Net assets:

Beginning of year	808,016,447	845,525,671
End of year	$953,283,179	$808,016,447

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.042	0.047	0.025	0.000 [1]	0.000 [1]
Net realized and unrealized gain (loss)	0.000 [1]	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.042	0.047	0.025	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.042)	(0.047)	(0.025)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions and return of capital	(0.042)	(0.047)	(0.025)	(0.000)[1]	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	4.17%	4.73%	2.52%	0.01%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.69%	0.68%	0.64%	0.58%	0.59%
Expenses after fee waivers and/or expense reimbursements[3]	0.69%	0.68%	0.57%	0.08%	0.16%
Net investment income (loss)[3]	4.16%	4.69%	2.47%	0.01%	0.01%
Supplemental data:
Net assets, end of year (000’s)	$953,283	$808,016	$845,526	$1,043,591	$1,281,776

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

UBS RMA Government Money Market Fund

Notes to financial statements

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (3.98% at April 30, 2025).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management teams acts as the Fund’s CODM. The Fund represent a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in

5

UBS RMA Government Money Market Fund

Notes to financial statements

accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Money Market Fund	0.10%

At April 30, 2025, the Fund owed UBS AM $109,740 for administrative services.

6

UBS RMA Government Money Market Fund

Notes to financial statements

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets.

Fund	Shareholder servicing fee
RMA Government Money Market Fund	0.25%

At April 30, 2025, the Fund owed UBS AM—US $217,181 for shareholder servicing fees.

UBS AM and UBS AM—US may voluntarily undertake to waive fees, including in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended April 30, 2025, UBS AM and UBS AM—US did not voluntarily waive fees and/or reimburse expenses.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the period ended April 30, 2025, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees of $885,977.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,
	2025	2024
Shares sold	$25,138,563,706	$21,506,210,819
Shares repurchased	(25,028,263,638)	(21,580,128,210)
Dividends reinvested	34,928,763	36,408,167
Net increase (decrease) in share outstanding	$145,228,831	$(37,509,224)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2025 and April 30, 2024 were as follows:

	2025
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Money Market Fund	$37,701,081	$—	$37,701,081

	2024
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Money Market Fund	$39,612,525	$—	$39,612,525

7

UBS RMA Government Money Market Fund

Notes to financial statements

At April 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Other temporary differences	Total
RMA Government Money Market Fund	$3,171,064	$—	$(3,169,914)	$1,150

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. As of April 30, 2025, the Fund had no net capital loss carryforward.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2025, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

8

UBS RMA Government Money Market Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of UBS RMA Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of UBS RMA Government Money Market Fund (the “Fund”) (one of the funds constituting UBS Series Funds (the “Trust”)), as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting UBS Series Funds) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

9

UBS RMA Government Money Market Fund

General information (unaudited)

Other tax information

Pursuant to Sections 871(k)(1)(C)(i) and 871(k)(2)(C)(i) of the Internal Revenue Code, the Fund designates $37,701,081 of ordinary income distributions paid as qualified interest income for the fiscal year ended April 30, 2025.

10

Master Trust

Annual Financial Statements  |  April 30, 2025

Includes:

•	Government Master Fund

Government Master Fund

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense information relevant to the particular feeder fund; the expense information for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2024 to April 30, 2025.

Actual expenses

The first line in the table below for the Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for the Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value November 1, 2024	Ending account value April 30, 2025	Expenses paid during period 11/01/24 to 04/30/25[1]	Expense ratio during the period
Actual	$1,000.00	$1,022.00	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one–half year period).

12

Master Trust

Portfolio characteristics at a glance—April 30, 2025 (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	19 days

Portfolio composition[2]
U.S. Treasury obligations	47.7%
Repurchase agreements	33.2
U.S. government agency obligations	15.2
Other assets in excess of liabilities	3.9
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

13

Government Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
U.S. government agency obligations: 15.2%
Federal Farm Credit Banks Funding Corp.
3 mo. Treasury money market yield + 0.160%, 4.405%, due 05/06/25[1]	$40,000,000	$40,000,000
1 day USD SOFR + 0.060%, 4.420%, due 05/01/25[1]	80,000,000	80,000,000
1 day USD SOFR + 0.090%, 4.450%, due 05/01/25[1]	28,000,000	28,000,000
1 day USD SOFR + 0.105%, 4.465%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	95,000,000	95,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	133,000,000	133,034,468
1 day USD SOFR + 0.125%, 4.485%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 4.490%, due 05/01/25[1]	68,000,000	68,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	156,000,000	156,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	208,000,000	208,000,000
Federal Home Loan Bank Discount Notes
4.015%, due 10/17/25[2]	105,000,000	103,020,940
4.020%, due 10/17/25[2]	70,000,000	68,678,983
4.030%, due 10/27/25[2]	116,000,000	113,675,586
4.050%, due 10/20/25[2]	136,000,000	133,368,400
4.060%, due 10/22/25[2]	133,000,000	130,390,097
4.200%, due 07/23/25[2]	134,000,000	132,702,433
4.200%, due 07/24/25[2]	133,000,000	131,696,600
4.210%, due 07/10/25[2]	252,000,000	249,937,100
4.210%, due 07/21/25[2]	99,000,000	98,062,223
Federal Home Loan Banks
1 day USD SOFR + 0.030%, 4.390%, due 05/01/25[1]	153,150,000	153,109,540
1 day USD SOFR + 0.035%, 4.395%, due 05/01/25[1]	133,000,000	133,000,000
1 day USD SOFR + 0.040%, 4.400%, due 05/01/25[1]	245,000,000	245,000,000
1 day USD SOFR + 0.085%, 4.445%, due 05/01/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.100%, 4.460%, due 05/01/25[1]	379,000,000	379,000,000
1 day USD SOFR + 0.115%, 4.475%, due 05/01/25[1]	171,000,000	171,000,000
1 day USD SOFR + 0.120%, 4.480%, due 05/01/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.155%, 4.515%, due 05/01/25[1]	86,000,000	86,000,000
1 day USD SOFR + 0.160%, 4.520%, due 05/01/25[1]	142,000,000	142,000,000
1 day USD SOFR + 0.170%, 4.530%, due 05/01/25[1]	102,000,000	102,000,000
Total U.S. government agency obligations (cost—$3,646,676,370)		3,646,676,370

	Face amount	Value

U.S. Treasury obligations: 47.7%
U.S. Treasury Bills
4.313% due 05/06/25[3]	$407,000,000	$406,762,866
4.293% due 05/27/25[3]	245,000,000	244,253,294
4.299% due 05/01/25[3]	537,000,000	537,000,000
4.299% due 05/29/25[3]	537,000,000	535,247,888
4.308% due 05/13/25[3]	402,000,000	401,438,540
4.310% due 06/12/25[3]	244,000,000	242,795,860
4.312% due 06/24/25[3]	245,000,000	243,447,312
4.313% due 05/20/25[3]	254,000,000	253,431,604
4.318% due 05/13/25[3]	259,000,000	258,633,515
4.320% due 06/05/25[3]	252,000,000	250,961,200
4.324% due 05/27/25[3]	467,000,000	465,581,747
4.325% due 05/08/25[3]	532,000,000	531,563,464
4.325% due 05/29/25[3]	386,000,000	384,725,557
4.329% due 05/20/25[3]	470,000,000	468,955,686
4.330% due 05/15/25[3]	541,000,000	540,111,107
4.330% due 05/22/25[3]	527,000,000	525,701,165
4.333% due 05/27/25[3]	401,000,000	399,770,601
4.346% due 05/22/25[3]	263,000,000	262,345,678
4.348% due 05/15/25[3]	141,000,000	140,769,152
4.414% due 05/08/25[3]	140,000,000	139,884,033
4.450% due 05/15/25[3]	139,000,000	138,767,399
4.467% due 05/22/25[3]	287,000,000	286,278,434
4.483% due 05/01/25[3]	289,000,000	289,000,000
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 4.369% due 05/01/25[1]	370,000,000	369,922,834
3 mo. Treasury money market yield + 0.150%, 4.421% due 05/01/25[1]	663,000,000	663,007,575
3 mo. Treasury money market yield + 0.182%, 4.453% due 05/01/25[1]	516,000,000	515,822,418
3 mo. Treasury money market yield + 0.205%, 4.476% due 05/01/25[1]	810,000,000	810,459,817
3 mo. Treasury money market yield + 0.245%, 4.516% due 05/01/25[1]	699,000,000	699,135,735
U.S. Treasury Notes
3.875% due 01/15/26	138,000,000	137,844,887
4.250% due 01/31/26	204,000,000	204,290,427
4.625% due 03/15/26	134,000,000	134,581,547
Total U.S. Treasury obligations (cost—$11,482,491,342)		11,482,491,342

Repurchase agreements: 33.2%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 4.320% due 06/04/2025, collateralized by $100 U.S. Treasury Bonds, 3.000% due 08/15/52, $41,553,297 Federal Home Loan Mortgage Corp., obligations, 2.500% to 5.608% due 07/01/50 to 05/01/55, $86,428,284 Federal National Mortgage Association obligations, 2.500% to 6.000% due 09/01/28 to 09/01/54; (value—$102,000,000); proceeds: $113,512,000[4]	100,000,000	100,000,000

14

Government Master Fund

Portfolio of investments—April 30, 2025

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.370% due 05/07/2025, collateralized by $236,870,200 Federal National Mortgage Association obligations, 1.500% to 7.500% due 01/01/42 to 04/01/55; (value—$204,000,000); proceeds: $219,883,500[4]	$200,000,000	$200,000,000
Repurchase agreement dated 04/30/25 with TD Securities (USA) LLC, 4.390% due 05/01/2025, collateralized by $290,561,657 Federal Home Loan Mortgage Corp., obligations, 1.500% to 6.004% due 11/15/27 to 05/25/55, $334,970,767 Federal National Mortgage Association obligations, 2.000% to 5.554% due 04/25/26 to 10/25/56, ; (value—$408,000,001); proceeds: $400,048,778	400,000,000	400,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 4.450% due 07/29/2025, collateralized by $6,850,342,271 Federal Home Loan Mortgage Corp., obligations, zero coupon to 6.439% due 03/25/29 to 02/25/55, $2,793,395,029 Federal National Mortgage Association obligations, zero coupon to 6.500% due 07/25/28 to 03/25/55, $3,781,483,575 Government National Mortgage Association obligations, zero coupon to 6.500% due 10/20/34 to 03/16/65; (value—$515,000,000); proceeds: $502,190,000[4]	500,000,000	500,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/25 with J.P. Morgan Securities LLC., 4.380% due 05/01/2025, collateralized by $4,468,207,934 Federal National Mortgage Association obligations, 1.500% to 7.000% due 11/01/25 to 04/01/55; (value—$2,040,000,000); proceeds: $2,000,243,333	$2,000,000,000	$2,000,000,000
Repurchase agreement dated 04/30/25 with Fixed Income Clearing Corp., 4.370% due 05/01/2025, collateralized by $374,000,000 U.S. Treasury Notes, 2.000% to 5.000% due 07/31/25 to 09/30/25, $1,633,706,800 U.S. Treasury Bill, zero coupon due 08/19/25 to 09/18/25, $2,533,874,600 U.S. Treasury Inflation Index Notes, 0.125% to 2.375% due 07/15/25 to 10/15/28; (value—$4,879,680,314); proceeds: $4,784,005,807	4,784,000,000	4,784,000,000
Total repurchase agreements (cost—$7,984,000,000)		7,984,000,000
Total investments (cost—$23,113,167,712 which approximates cost for federal income tax purposes)—96.1%		23,113,167,712

Other assets in excess of liabilities—3.9%		929,586,953
Net assets—100.0%		$24,042,754,665

15

Government Master Fund

Portfolio of investments—April 30, 2025

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$3,646,676,370	$—	$3,646,676,370
U.S. Treasury obligations	—	11,482,491,342	—	11,482,491,342
Repurchase agreements	—	7,984,000,000	—	7,984,000,000
Total	$—	$23,113,167,712	$—	$23,113,167,712

At April 30, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at April 30, 2025.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of April 30, 2025 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of April 30, 2025.

Portfolio acronyms:

SOFR    Secured Overnight Financing Rate

See accompanying notes to financial statements.

16

Government Master Fund

Statement of assets and liabilities

April 30, 2025

Assets:
Investments, at value (cost—$15,129,167,712)	$15,129,167,712
Repurchase agreements (cost—$7,984,000,000)	7,984,000,000
Total investments in securities, at value (cost—$23,113,167,712)	23,113,167,712
Cash	1,155,411,513
Receivable for interest	19,022,610
Total assets	24,287,601,835

Liabilities:
Payable for investments purchased	242,795,860
Payable to affiliate	2,051,310
Total liabilities	244,847,170
Net assets, at value	$24,042,754,665

See accompanying notes to financial statements.

17

Government Master Fund

Statement of operations

For the year ended April 30, 2025
Investment income:
Interest	$1,274,764,759
Expenses:
Investment advisory and administration fees	26,077,800
Trustees’ fees	111,915
Total expenses	26,189,715
Net expenses	26,189,715
Net investment income (loss)	1,248,575,044
Net realized gain (loss)	1,158,182
Net increase (decrease) in net assets resulting from operations	$1,249,733,226

See accompanying notes to financial statements.

18

Government Master Fund

Statement of changes in net assets

	For the years ended April 30,
	2025	2024
From operations:

Net investment income (loss)	$1,248,575,044	$ 1,049,914,890
Net realized gain (loss)	1,158,182	—
Net increase (decrease) in net assets resulting from operations	1,249,733,226	1,049,914,890
Net increase (decrease) in net assets from beneficial interest transactions	(530,449,132)	3,038,590,921
Net increase (decrease) in net assets	719,284,094	4,088,505,811
Net assets:

Beginning of year	23,323,470,571	19,234,964,760
End of year	$24,042,754,665	$23,323,470,571

See accompanying notes to financial statements.

19

Government Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.04%	0.06%	0.10%
Net investment income (loss)	4.77%	5.25%	3.78%	0.02%	0.09%
Supplemental data:
Total investment return[1]	4.90%	5.39%	3.14%	0.03%	0.08%
Net assets, end of year (000’s)	$24,042,755	$23,323,471	$19,234,965	$4,297,678	$8,822,693

[1]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

20

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Master Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund’s portfolio management team acts as the Fund’s CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests

21

Government Master Fund

Notes to financial statements

99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Government Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or

22

Government Master Fund

Notes to financial statements

upon demand) and price. Government Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both Government Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, Government Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require Government Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, Government Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Government Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Government Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, Government Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having Government Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

23

Government Master Fund

Notes to financial statements

At April 30, 2025, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$2,051,310

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At April 30, 2025, UBS AM did not owe the Master Fund any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended April 30, 2025, the Master Fund did not incur this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the years ended April 30,
	2025	2024
Contributions	$92,715,049,160	$56,516,921,636
Withdrawals	(93,245,498,292)	(53,478,330,715)
Net increase (decrease) in beneficial interest	$(530,449,132)	$3,038,590,921

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended April 30, 2025, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

Government Master Fund

Report of independent registered public accounting firm

To the Interest holders and the Board of Trustees of Government Master Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Master Fund (the “Fund”) (one of the funds constituting Master Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Master Trust) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audit in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 24, 2025

25

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

787 Seventh Avenue

New York, New York 10019

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

S1676

(b)	Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	All board members and all members of any advisory board for regular compensation: $732,637
(2)	Each board member and each member of an advisory board for special compensation: Not applicable.
(3)	All officers: Not applicable.
(4)	Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chair of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 7, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 7, 2025